UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	abrdn Funds

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Michael Marsico
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1. Reports to Shareholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is filed herewith.

abrdn China A Share Equity Fund Class A - GOPAX

abrdn China A Share Equity Fund Class C - GOPCX

abrdn China A Share Equity Fund Class R - GOPRX

abrdn China A Share Equity Fund Institutional Class - GOPIX

abrdn Emerging Markets Dividend Active ETF AGEM

abrdn Focused U.S. Small Cap Active ETF AFSC

abrdn High Income Opportunities Fund Class A - BJBHX

abrdn High Income Opportunities Fund Institutional Class - JHYIX

abrdn Intermediate Municipal Income Fund Class A - NTFAX

abrdn Intermediate Municipal Income Fund Institutional Class - ABEIX

abrdn Intermediate Municipal Income Fund Institutional Service Class - ABESX

abrdn Real Estate Fund Class A - AIAGX

abrdn Real Estate Fund Institutional Class - AIGYX

abrdn Short Duration High Yield Municipal Fund Class A - AAHMX

abrdn Short Duration High Yield Municipal Fund Class C - ACHMX

abrdn Short Duration High Yield Municipal Fund Institutional Class - AHYMX

abrdn U.S. Small Cap Equity Fund Class A - GSXAX

abrdn U.S. Small Cap Equity Fund Class C - GSXCX

abrdn U.S. Small Cap Equity Fund Class R - GNSRX

abrdn U.S. Small Cap Equity Fund Institutional Class - GSCIX abrdn U.S. Small Cap Equity Fund Institutional Service Class - GSXIX

abrdn U.S. Sustainable Leaders Fund Class A - GXXAX

abrdn U.S. Sustainable Leaders Fund Institutional Class - GGLIX

abrdn U.S. Sustainable Leaders Fund Institutional Service Class - GXXIX

abrdn Ultra Short Municipal Income Fund Class A - ATOAX

abrdn Ultra Short Municipal Income Fund Class A1 - ATOBX

abrdn Ultra Short Municipal Income Fund Institutional Class - ATOIX

abrdn Dynamic Dividend Fund Class A - ADAVX

abrdn Dynamic Dividend Fund Institutional Class - ADVDX

abrdn EM SMA Completion Fund Institutional Class - ASEMX

abrdn Emerging Markets ex-China Fund Class A - GLLAX

abrdn Emerging Markets ex-China Fund Class C - GLLCX

abrdn Emerging Markets ex-China Fund Class R - GWLRX

abrdn Emerging Markets ex-China Fund Institutional Class - GWLIX

abrdn Emerging Markets ex-China Fund Institutional Service Class - GLLSX

abrdn Emerging Markets Fund Class A - GEGAX

abrdn Emerging Markets Fund Class C - GEGCX

abrdn Emerging Markets Fund Class R - GEMRX

abrdn Emerging Markets Fund Institutional Class - ABEMX

abrdn Emerging Markets Fund Institutional Service Class - AEMSX

abrdn Focused Emerging Markets ex-China Fund Class A - JETAX abrdn Focused Emerging Markets ex-China Fund Institutional Class - JETIX

abrdn Global Infrastructure Fund Class A - AIAFX

abrdn Global Infrastructure Fund Institutional Class - AIFRX abrdn Infrastructure Debt Fund Class A - CUGAX

abrdn Infrastructure Debt Fund Institutional Class - AGCIX

abrdn Infrastructure Debt Fund Institutional Service Class - CGFIX

abrdn International Small Cap Fund Class A - WVCCX

abrdn International Small Cap Fund Class C - CPVCX

abrdn International Small Cap Fund Class R - WPVAX

abrdn International Small Cap Fund Institutional Class - ABNIX

abrdn China A Share Equity Fund

Class A

GOPAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$66	1.36%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

abrdn China A Share Equity Fund

(GOPAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn China A Share Equity Fund

(GOPAX)

Class A

abrdn China A Share Equity Fund

Class C

GOPCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$97	1.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

abrdn China A Share Equity Fund

(GOPCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn China A Share Equity Fund

(GOPCX)

Class C

abrdn China A Share Equity Fund

Class R

GOPRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$81	1.66%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

abrdn China A Share Equity Fund

(GOPRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn China A Share Equity Fund

(GOPRX)

Class R

abrdn China A Share Equity Fund

Institutional Class

GOPIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

abrdn China A Share Equity Fund

(GOPIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn China A Share Equity Fund

(GOPIX)

Institutional Class

abrdn Emerging Markets Dividend Active ETF (AGEM)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Dividend Active ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Emerging Markets Dividend Active ETF	$40	0.81%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$70,864,934
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	22%

abrdn Emerging Markets Dividend Active ETF (AGEM)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	25.3%
Taiwan	15.7%
India	11.7%
South Korea	9.5%
Mexico	7.2%
Brazil	4.7%
Indonesia	4.6%
United States	3.7%
Hong Kong	2.5%
Other	15.1%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.3%
iShares MSCI India ETF	3.7%
Grupo Mexico SAB de CV	3.2%
MediaTek, Inc.	3.1%
ICICI Bank Ltd.	3.0%
Alibaba Group Holding Ltd.	3.0%
NetEase, Inc.	2.4%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Emerging Markets Dividend Active ETF acquired all the assets and liabilities of the abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Emerging Markets Dividend Active ETF.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn Emerging Markets Dividend Active ETF (AGEM)

abrdn Focused U.S. Small Cap Active ETF (AFSC)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Active ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Focused U.S. Small Cap Active ETF	$36	0.71%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$99,975,755
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	36%

abrdn Focused U.S. Small Cap Active ETF (AFSC)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	20.5%
Health Care	15.8%
Industrials	15.3%
Information Technology	12.8%
Consumer Discretionary	12.6%
Materials	7.5%
Utilities	3.9%
Real Estate	3.7%
Energy	3.3%
Consumer Staples	2.5%
Communication Services	1.1%
Other	1.0%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
Stride, Inc.	3.4%
Wintrust Financial Corp.	3.2%
Q2 Holdings, Inc.	3.2%
REV Group, Inc.	3.2%
Casella Waste Systems, Inc., Class A	3.2%
WSFS Financial Corp.	3.0%
Vertex, Inc., Class A	3.0%
Knife River Corp.	3.0%
ANI Pharmaceuticals, Inc.	3.0%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn Focused U.S. Small Cap Active ETF (AFSC)

abrdn High Income Opportunities Fund

Class A

BJBHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$47	0.95%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$76,998,041
Total Number of Portfolio Holdings	176
Portfolio Turnover Rate	44%

abrdn High Income Opportunities Fund

(BJBHX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	3.5%
BB	37.0%
B	42.1%
CCC	7.9%
CC	0.5%
Non rated	8.5%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.6%
Petroleos Mexicanos, 3.750%, due 11/16/25	2.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.9%
Affinity Interactive, 6.875%, due 12/15/27	1.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Cimpress PLC, 7.375%, due 09/15/32	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Owens-Brockway Glass Container, Inc., 7.250%, due 05/15/31	1.2%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.2%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn High Income Opportunities Fund

(BJBHX)

Class A

abrdn High Income Opportunities Fund

Institutional Class

JHYIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$35	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$76,998,041
Total Number of Portfolio Holdings	176
Portfolio Turnover Rate	44%

abrdn High Income Opportunities Fund

(JHYIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	3.5%
BB	37.0%
B	42.1%
CCC	7.9%
CC	0.5%
Non rated	8.5%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.6%
Petroleos Mexicanos, 3.750%, due 11/16/25	2.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.9%
Affinity Interactive, 6.875%, due 12/15/27	1.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Cimpress PLC, 7.375%, due 09/15/32	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Owens-Brockway Glass Container, Inc., 7.250%, due 05/15/31	1.2%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.2%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn High Income Opportunities Fund

(JHYIX)

Institutional Class

abrdn Intermediate Municipal Income Fund

Class A

NTFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$39	0.79%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

abrdn Intermediate Municipal Income Fund

(NTFAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Intermediate Municipal Income Fund

(NTFAX)

Class A

abrdn Intermediate Municipal Income Fund

Institutional Class

ABEIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$25	0.50%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

abrdn Intermediate Municipal Income Fund

(ABEIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Intermediate Municipal Income Fund

(ABEIX)

Institutional Class

abrdn Intermediate Municipal Income Fund

Institutional Service Class

ABESX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$25	0.50%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

abrdn Intermediate Municipal Income Fund

(ABESX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Intermediate Municipal Income Fund

(ABESX)

Institutional Service Class

abrdn Real Estate Fund

Class A

AIAGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$60	1.24%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$36,134,493
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	28%

abrdn Real Estate Fund

(AIAGX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Industry Allocation (% of total net assets)

Health Care REITs	23.7%
Retail REITs	20.3%
Multi-Family Residential REITs	14.6%
Data Center REITs	13.6%
Industrial REITs	7.7%
Single-Family Residential REITs	7.5%
Self Storage Reits	6.4%
Other Specialized REITs	2.0%
Office REITs	1.7%
Short-Term Investments	1.5%
Other	1.0%

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	11.8%
Equinix, Inc.	8.3%
Prologis, Inc.	7.7%
Ventas, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Digital Realty Trust, Inc.	5.3%
Realty Income Corp.	5.0%
Public Storage	4.7%
Invitation Homes, Inc.	4.3%
AvalonBay Communities, Inc.	4.0%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Real Estate Fund

(AIAGX)

Class A

abrdn Real Estate Fund

Institutional Class

AIGYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$36,134,493
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	28%

abrdn Real Estate Fund

(AIGYX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Industry Allocation (% of total net assets)

Health Care REITs	23.7%
Retail REITs	20.3%
Multi-Family Residential REITs	14.6%
Data Center REITs	13.6%
Industrial REITs	7.7%
Single-Family Residential REITs	7.5%
Self Storage Reits	6.4%
Other Specialized REITs	2.0%
Office REITs	1.7%
Short-Term Investments	1.5%
Other	1.0%

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	11.8%
Equinix, Inc.	8.3%
Prologis, Inc.	7.7%
Ventas, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Digital Realty Trust, Inc.	5.3%
Realty Income Corp.	5.0%
Public Storage	4.7%
Invitation Homes, Inc.	4.3%
AvalonBay Communities, Inc.	4.0%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Real Estate Fund

(AIGYX)

Institutional Class

abrdn Short Duration High Yield Municipal Fund

Class A

AAHMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$46	0.92%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

abrdn Short Duration High Yield Municipal Fund

(AAHMX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Short Duration High Yield Municipal Fund

(AAHMX)

Class A

abrdn Short Duration High Yield Municipal Fund

Class C

ACHMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$83	1.67%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

abrdn Short Duration High Yield Municipal Fund

(ACHMX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Short Duration High Yield Municipal Fund

(ACHMX)

Class C

abrdn Short Duration High Yield Municipal Fund

Institutional Class

AHYMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$33	0.67%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

abrdn Short Duration High Yield Municipal Fund

(AHYMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Short Duration High Yield Municipal Fund

(AHYMX)

Institutional Class

abrdn U.S. Small Cap Equity Fund

Class A

GSXAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$68	1.38%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

abrdn U.S. Small Cap Equity Fund

(GSXAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Small Cap Equity Fund

(GSXAX)

Class A

abrdn U.S. Small Cap Equity Fund

Class C

GSXCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$98	1.98%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

abrdn U.S. Small Cap Equity Fund

(GSXCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Small Cap Equity Fund

(GSXCX)

Class C

abrdn U.S. Small Cap Equity Fund

Class R

GNSRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$82	1.65%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

abrdn U.S. Small Cap Equity Fund

(GNSRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Small Cap Equity Fund

(GNSRX)

Class R

abrdn U.S. Small Cap Equity Fund

Institutional Class

GSCIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$49	0.98%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

abrdn U.S. Small Cap Equity Fund

(GSCIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Small Cap Equity Fund

(GSCIX)

Institutional Class

abrdn U.S. Small Cap Equity Fund

Institutional Service Class

GSXIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$56	1.14%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

abrdn U.S. Small Cap Equity Fund

(GSXIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Small Cap Equity Fund

(GSXIX)

Institutional Service Class

abrdn U.S. Sustainable Leaders Fund

Class A

GXXAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$58	1.19%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

abrdn U.S. Sustainable Leaders Fund

(GXXAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Sustainable Leaders Fund

(GXXAX)

Class A

abrdn U.S. Sustainable Leaders Fund

Institutional Class

GGLIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$44	0.90%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

abrdn U.S. Sustainable Leaders Fund

(GGLIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Sustainable Leaders Fund

(GGLIX)

Institutional Class

abrdn U.S. Sustainable Leaders Fund

Institutional Service Class

GXXIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$47	0.96%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

abrdn U.S. Sustainable Leaders Fund

(GXXIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn U.S. Sustainable Leaders Fund

(GXXIX)

Institutional Service Class

abrdn Ultra Short Municipal Income Fund

Class A

ATOAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$35	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

abrdn Ultra Short Municipal Income Fund

(ATOAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Ultra Short Municipal Income Fund

(ATOAX)

Class A

abrdn Ultra Short Municipal Income Fund

Class A1

ATOBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A1	$35	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

abrdn Ultra Short Municipal Income Fund

(ATOBX)

Class A1

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Ultra Short Municipal Income Fund

(ATOBX)

Class A1

abrdn Ultra Short Municipal Income Fund

Institutional Class

ATOIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$23	0.45%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

abrdn Ultra Short Municipal Income Fund

(ATOIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Ultra Short Municipal Income Fund

(ATOIX)

Institutional Class

abrdn Dynamic Dividend Fund

Class A

ADAVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$75	1.51%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$89,507,382
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	16%

abrdn Dynamic Dividend Fund

(ADAVX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Information Technology	19.6%
Financials	18.6%
Health Care	11.7%
Consumer Discretionary	10.0%
Industrials	9.7%
Consumer Staples	8.8%
Utilities	5.7%
Communication Services	5.0%
Energy	4.8%
Materials	3.2%
Real Estate	2.8%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.4%
JPMorgan Chase & Co.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
TJX Cos., Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
AbbVie, Inc.	1.4%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Dynamic Dividend Fund

(ADAVX)

Class A

abrdn Dynamic Dividend Fund

Institutional Class

ADVDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$63	1.26%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$89,507,382
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	16%

abrdn Dynamic Dividend Fund

(ADVDX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Sector Allocation (% of total net assets)

Information Technology	19.6%
Financials	18.6%
Health Care	11.7%
Consumer Discretionary	10.0%
Industrials	9.7%
Consumer Staples	8.8%
Utilities	5.7%
Communication Services	5.0%
Energy	4.8%
Materials	3.2%
Real Estate	2.8%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.4%
JPMorgan Chase & Co.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
TJX Cos., Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
AbbVie, Inc.	1.4%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Dynamic Dividend Fund

(ADVDX)

Institutional Class

abrdn EM SMA Completion Fund

Institutional Class

ASEMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$0	0.00%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$322,227
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%

abrdn EM SMA Completion Fund

(ASEMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

South Korea	23.0%
India	20.1%
China	19.1%
Brazil	8.1%
United Arab Emirates	7.7%
Taiwan	7.5%
Saudi Arabia	6.4%
Indonesia	3.6%
Mexico	3.0%
Greece	2.7%
Poland	2.3%
Other	(3.5%)

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co. Ltd.	10.4%
Mahindra & Mahindra Ltd.	7.2%
Al Rajhi Bank	6.4%
UltraTech Cement Ltd.	4.9%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4.9%
Contemporary Amperex Technology Co. Ltd., Class A	4.7%
Larsen & Toubro Ltd.	4.6%
MediaTek, Inc.	4.2%
SK Hynix, Inc.	3.9%
Abu Dhabi Islamic Bank PJSC	3.9%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn EM SMA Completion Fund

(ASEMX)

Institutional Class

abrdn Emerging Markets ex-China Fund

Class A

GLLAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$66	1.35%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

abrdn Emerging Markets ex-China Fund

(GLLAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets ex-China Fund

(GLLAX)

Class A

abrdn Emerging Markets ex-China Fund

Class C

GLLCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$96	1.98%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

abrdn Emerging Markets ex-China Fund

(GLLCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets ex-China Fund

(GLLCX)

Class C

abrdn Emerging Markets ex-China Fund

Class R

GWLRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$82	1.69%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

abrdn Emerging Markets ex-China Fund

(GWLRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets ex-China Fund

(GWLRX)

Class R

abrdn Emerging Markets ex-China Fund

Institutional Class

GWLIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.98%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

abrdn Emerging Markets ex-China Fund

(GWLIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets ex-China Fund

(GWLIX)

Institutional Class

abrdn Emerging Markets ex-China Fund

Institutional Service Class

GLLSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$51	1.04%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

abrdn Emerging Markets ex-China Fund

(GLLSX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets ex-China Fund

(GLLSX)

Institutional Service Class

abrdn Emerging Markets Fund

Class A

GEGAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$69	1.41%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

abrdn Emerging Markets Fund

(GEGAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets Fund

(GEGAX)

Class A

abrdn Emerging Markets Fund

Class C

GEGCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$103	2.10%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

abrdn Emerging Markets Fund

(GEGCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets Fund

(GEGCX)

Class C

abrdn Emerging Markets Fund

Class R

GEMRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$89	1.80%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

abrdn Emerging Markets Fund

(GEMRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets Fund

(GEMRX)

Class R

abrdn Emerging Markets Fund

Institutional Class

ABEMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$54	1.10%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

abrdn Emerging Markets Fund

(ABEMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets Fund

(ABEMX)

Institutional Class

abrdn Emerging Markets Fund

Institutional Service Class

AEMSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$62	1.25%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

abrdn Emerging Markets Fund

(AEMSX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Emerging Markets Fund

(AEMSX)

Institutional Service Class

abrdn Focused Emerging Markets ex-China Fund

Class A

JETAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Focused Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$56	1.15%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$39,036,643
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	106%

abrdn Focused Emerging Markets ex-China Fund

(JETAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Taiwan	20.9%
United States	15.1%
India	15.0%
South Korea	12.6%
Brazil	7.9%
Mexico	5.8%
United Arab Emirates	5.4%
Saudi Arabia	4.5%
Indonesia	4.0%
Other	8.8%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
iShares MSCI India ETF	10.5%
ICICI Bank Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.6%
iShares MSCI India Small-Cap ETF	3.9%
Al Rajhi Bank	3.0%
Mahindra & Mahindra Ltd.	2.8%
Larsen & Toubro Ltd.	2.7%
Infosys Ltd.	2.6%
Itau Unibanco Holding SA	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.

In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Focused Emerging Markets ex-China Fund

(JETAX)

Class A

abrdn Focused Emerging Markets ex-China Fund

Institutional Class

JETIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Focused Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$44	0.90%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$39,036,643
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	106%

abrdn Focused Emerging Markets ex-China Fund

(JETIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Taiwan	20.9%
United States	15.1%
India	15.0%
South Korea	12.6%
Brazil	7.9%
Mexico	5.8%
United Arab Emirates	5.4%
Saudi Arabia	4.5%
Indonesia	4.0%
Other	8.8%

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
iShares MSCI India ETF	10.5%
ICICI Bank Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.6%
iShares MSCI India Small-Cap ETF	3.9%
Al Rajhi Bank	3.0%
Mahindra & Mahindra Ltd.	2.8%
Larsen & Toubro Ltd.	2.7%
Infosys Ltd.	2.6%
Itau Unibanco Holding SA	2.5%

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.

In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Focused Emerging Markets ex-China Fund

(JETIX)

Institutional Class

abrdn Global Infrastructure Fund

Class A

AIAFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$65	1.24%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$43,271,270
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	10%

abrdn Global Infrastructure Fund

(AIAFX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

United States	42.9%
France	11.7%
Spain	7.7%
Canada	5.4%
Brazil	4.5%
United Kingdom	3.5%
Mexico	3.1%
Italy	2.9%
Germany	2.8%
Tanzania	2.3%
Other	13.2%

Ten Largest Holdings (% of total net assets)

Enbridge, Inc.	3.3%
Williams Cos., Inc.	3.0%
Ferrovial SE	2.9%
Kinder Morgan, Inc.	2.9%
Cheniere Energy, Inc.	2.9%
RWE AG	2.9%
American Tower Corp.	2.8%
Aena SME SA	2.8%
PPL Corp.	2.8%
Cellnex Telecom SA	2.7%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Global Infrastructure Fund

(AIAFX)

Class A

abrdn Global Infrastructure Fund

Institutional Class

AIFRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$52	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$43,271,270
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	10%

abrdn Global Infrastructure Fund

(AIFRX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

United States	42.9%
France	11.7%
Spain	7.7%
Canada	5.4%
Brazil	4.5%
United Kingdom	3.5%
Mexico	3.1%
Italy	2.9%
Germany	2.8%
Tanzania	2.3%
Other	13.2%

Ten Largest Holdings (% of total net assets)

Enbridge, Inc.	3.3%
Williams Cos., Inc.	3.0%
Ferrovial SE	2.9%
Kinder Morgan, Inc.	2.9%
Cheniere Energy, Inc.	2.9%
RWE AG	2.9%
American Tower Corp.	2.8%
Aena SME SA	2.8%
PPL Corp.	2.8%
Cellnex Telecom SA	2.7%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Global Infrastructure Fund

(AIFRX)

Institutional Class

abrdn Infrastructure Debt Fund

Class A

CUGAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$52	1.04%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

abrdn Infrastructure Debt Fund

(CUGAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Infrastructure Debt Fund

(CUGAX)

Class A

abrdn Infrastructure Debt Fund

Institutional Class

AGCIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$33	0.66%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

abrdn Infrastructure Debt Fund

(AGCIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Infrastructure Debt Fund

(AGCIX)

Institutional Class

abrdn Infrastructure Debt Fund

Institutional Service Class

CGFIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$39	0.78%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

abrdn Infrastructure Debt Fund

(CGFIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn Infrastructure Debt Fund

(CGFIX)

Institutional Service Class

abrdn International Small Cap Fund

Class A

WVCCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$68	1.34%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

abrdn International Small Cap Fund

(WVCCX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn International Small Cap Fund

(WVCCX)

Class A

abrdn International Small Cap Fund

Class C

CPVCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$101	1.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

abrdn International Small Cap Fund

(CPVCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn International Small Cap Fund

(CPVCX)

Class C

abrdn International Small Cap Fund

Class R

WPVAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$85	1.67%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

abrdn International Small Cap Fund

(WPVAX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn International Small Cap Fund

(WPVAX)

Class R

abrdn International Small Cap Fund

Institutional Class

ABNIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$50	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

abrdn International Small Cap Fund

(ABNIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2025.

Geographic Allocation (% of total net assets)

Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 866-667-9231. The QR code can be used to access the Fund's prospectus, financial information and holdings.

abrdn International Small Cap Fund

(ABNIX)

Institutional Class

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not applicable – for annual reports only.

Item 6. Investments.

(a) Included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

abrdn Funds
Equity Series
Financial Statements and Other Information
April 30, 2025
abrdn China A Share Equity Fund
Class A - GOPAX ■	Class C - GOPCX■	Class R - GOPRX■	Institutional Class - GOPIX
abrdn Dynamic Dividend Fund
Class A - ADAVX ■	Institutional Class - ADVDX
abrdn EM SMA Completion Fund
Institutional Class - ASEMX
abrdn Emerging Markets ex-China Fund
Class A - GLLAX ■	Class C - GLLCX■	Class R - GWLRX■	Institutional Class - GWLIX■	Institutional Service Class - GLLSX
abrdn Emerging Markets Fund
Class A - GEGAX ■	Class C - GEGCX■	Class R - GEMRX■	Institutional Class - ABEMX■	Institutional Service Class - AEMSX
abrdn Focused Emerging Markets ex-China Fund (formerly, abrdn Global Equity Impact Fund)
Class A - JETAX ■	Institutional Class - JETIX
abrdn Global Infrastructure Fund
Class A - AIAFX ■	Institutional Class - AIFRX
abrdn International Small Cap Fund
Class A - WVCCX ■	Class C - CPVCX■	Class R - WPVAX■	Institutional Class - ABNIX
abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund)
Class A - AIAGX ■	Institutional Class - AIGYX
abrdn U.S. Small Cap Equity Fund
Class A - GSXAX ■	Class C - GSXCX■	Class R - GNSRX■	Institutional Class - GSCIX■	Institutional Service Class - GSXIX
abrdn U.S. Sustainable Leaders Fund
Class A - GXXAX ■	Institutional Class - GGLIX■	Institutional Service Class - GXXIX

Financial Statements and Financial Highlights for Open-End Management Investment Companies (Item 7):
Statements of Investments	Page 1
abrdn China A Share Equity Fund	Page 1
abrdn Dynamic Dividend Fund	Page 3
abrdn EM SMA Completion Fund	Page 6
abrdn Emerging Markets ex-China Fund	Page 8
abrdn Emerging Markets Fund	Page 10
abrdn Focused Emerging Markets ex-China Fund	Page 12
abrdn Global Infrastructure Fund	Page 14
abrdn International Small Cap Fund	Page 16
abrdn Real Estate Fund	Page 18
abrdn U.S. Small Cap Equity Fund	Page 19
abrdn U.S. Sustainable Leaders Fund	Page 20
Financial Statements	Page 21
Notes to Financial Statements	Page 64
Changes in and Disagreement with Accountants for Open-End Management Investment Companies (Item 8)	Page 89
Proxy Disclosures for Open-End Management Investment Companies (Item 9)	Page 90
Remuneration paid to Trustees, Officers and Others (Item 10)	Page 91
Statement Regarding Basis For Approval of Investment Advisory Contract (Item 11)	Page 92

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.aberdeeninvestments.com/us/literature. Please read it carefully before investing any money.
Investing in mutual funds involves risk, including possible loss of principal.
The equity series of abrdn Funds are distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.
abrdn Inc. (Aberdeen) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.
The complete schedule of portfolio holdings for each fund of abrdn Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-866-667-9231.
Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at https://www.aberdeeninvestments.com/us/literature and on the Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission’s website at www.sec.gov.

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Statement of Investments
April 30, 2025 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—93.4%
CHINA—93.4%
Consumer Discretionary—15.5%
BYD Co. Ltd., A Shares (Stock Connect)(a)	14,400	$ 700,234
BYD Co. Ltd., H Shares	1,500	71,244
Fuyao Glass Industry Group Co. Ltd., A Shares (Stock Connect)(a)	75,138	600,641
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	64,242	650,773
Midea Group Co. Ltd., H Shares(b)	15,200	143,473
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares (Stock Connect)(a)	63,700	295,774
		2,462,139
Consumer Staples—12.7%
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Stock Connect)(a)	18,571	107,134
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(a)	76,900	314,834
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	4,963	1,056,474
Yantai China Pet Foods Co. Ltd., A Shares (Stock Connect)(a)	39,900	309,903
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(a)	56,220	219,039
		2,007,384
Energy —0.0%
G3 Exploration Ltd.(b)(c)(d)(e)	53,000	–
Financials—19.3%
Bank of Ningbo Co. Ltd., A Shares (Stock Connect)(a)	94,616	311,352
China Construction Bank Corp., A Shares (Stock Connect)(a)	147,900	184,251
China Construction Bank Corp., H Shares	403,000	331,035
China Merchants Bank Co. Ltd., A Shares (Stock Connect)(a)	133,432	748,263
CITIC Securities Co. Ltd., A Shares (Stock Connect)(a)	97,000	334,045
CITIC Securities Co. Ltd., H Shares	102,000	252,096
Jiangsu Changshu Rural Commercial Bank Co. Ltd., A Shares (Stock Connect)(a)	131,000	130,964
Ping An Insurance Group Co. of China Ltd., A Shares (Stock Connect)(a)	69,837	487,576
Ping An Insurance Group Co. of China Ltd., H Shares	48,500	290,274
		3,069,856
Health Care—6.7%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	87,527	156,444
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares (Stock Connect)(a)	27,680	156,645
Hangzhou Tigermed Consulting Co. Ltd., A Shares (Stock Connect)(a)	25,267	155,362
Shares		Value

Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(a)	39,255	$ 275,629
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	10,610	320,616
		1,064,696
Industrials—24.8%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	128,488	197,359
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	32,702	1,044,716
Jiangsu Hengli Hydraulic Co. Ltd., A Shares (Stock Connect)(a)	25,800	265,449
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	156,962	478,503
Ningbo Orient Wires & Cables Co. Ltd., A Shares (Stock Connect)(a)	48,700	338,692
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(a)	71,400	312,656
Shenzhen Inovance Technology Co. Ltd., A Shares (Stock Connect)(a)	37,489	368,702
Sieyuan Electric Co. Ltd., A Shares (Stock Connect)(a)	42,939	425,572
Yutong Bus Co. Ltd., A Shares (Stock Connect)(a)	130,700	482,589
Zhejiang Weixing New Building Materials Co. Ltd., A Shares (Stock Connect)(a)	18,100	29,366
		3,943,604
Information Technology—10.5%
Foxconn Industrial Internet Co. Ltd., A Shares (Stock Connect)(a)	90,800	228,688
Hundsun Technologies, Inc., A Shares (Stock Connect)(a)	56,395	202,035
Luxshare Precision Industry Co. Ltd., A Shares (Stock Connect)(a)	108,770	462,594
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(a)	8,100	503,287
SG Micro Corp., A Shares (Stock Connect)(a)	19,013	265,000
		1,661,604
Materials—1.6%
Satellite Chemical Co. Ltd., A Shares (Stock Connect)(a)	102,800	256,784
Utilities—2.3%
China Yangtze Power Co. Ltd., A Shares (Stock Connect)(a)	90,100	365,562
Total China		14,831,629
Total Common Stocks		14,831,629
EXCHANGE-TRADED FUNDS—3.6%
KraneShares Bosera MSCI China A 50 Connect Index ETF	25,027	573,368
Total Exchange-Traded Funds		573,368

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	1

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn China A Share Equity Fund

Shares		Value
SHORT-TERM INVESTMENT—2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(f)	469,000	$ 469,000
Total Short-Term Investment		469,000
Total Investments (Cost $16,834,512)(g)—99.9%		15,873,997
Other Assets in Excess of Liabilities—0.1%		10,437
Net Assets—100.0%		$15,884,434

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 2(a) of the accompanying Notes to Financial Statements for inputs used.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2025.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
Amounts listed as “–” are $0 or round to $0.

ETF	Exchange-Traded Fund

See accompanying Notes to Financial Statements.
2	2025 Semi-Annual Report

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.6%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	11,400	$ 677,160
BRAZIL—1.5%
Industrials—1.0%
CCR SA	381,300	903,674
Materials—0.5%
Vale SA, ADR	45,400	422,674
Total Brazil		1,326,348
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.	24,100	1,125,229
CHINA—1.5%
Communication Services—1.0%
Tencent Holdings Ltd.	14,700	900,389
Industrials—0.5%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	13,000	415,657
Total China		1,316,046
DENMARK—2.8%
Consumer Discretionary—0.7%
Pandora AS	4,300	640,110
Financials—1.0%
Tryg AS	39,900	951,932
Health Care—1.1%
Novo Nordisk AS, Class B	14,300	956,120
Total Denmark		2,548,162
FRANCE—5.9%
Consumer Discretionary—0.8%
LVMH Moet Hennessy Louis Vuitton SE	1,210	670,255
Consumer Staples—2.2%
Danone SA	13,800	1,187,440
Pernod Ricard SA	7,100	769,608
		1,957,048
Energy—0.9%
TotalEnergies SE, ADR	14,000	795,900
Industrials—0.7%
Teleperformance SE	6,000	657,930
Utilities—1.3%
Engie SA	57,700	1,192,563
Total France		5,273,696
GERMANY—5.7%
Communication Services—1.2%
Deutsche Telekom AG	29,400	1,055,976
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	14,100	843,022
Financials—2.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(b)	3,100	2,122,289
Utilities—1.2%
RWE AG	28,400	1,102,890
Total Germany		5,124,177
Shares		Value

HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	21,800	$ 952,435
IRELAND—0.8%
Information Technology—0.8%
Accenture PLC, Class A	2,300	688,045
ISRAEL—0.7%
Energy—0.7%
Energean PLC	56,600	670,521
JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	97,700	1,230,934
NETHERLANDS—3.6%
Financials—1.4%
ING Groep NV	63,700	1,237,011
Information Technology—2.2%
ASML Holding NV	1,400	937,218
BE Semiconductor Industries NV	9,400	1,018,055
		1,955,273
Total Netherlands		3,192,284
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	94,400	1,168,272
SPAIN—0.9%
Consumer Discretionary—0.9%
Amadeus IT Group SA	9,800	771,387
TAIWAN—1.7%
Information Technology—1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,400	1,566,886
UNITED KINGDOM—7.2%
Consumer Discretionary—2.5%
Playtech PLC(b)	124,400	1,259,988
Taylor Wimpey PLC	632,300	993,538
		2,253,526
Financials—1.2%
London Stock Exchange Group PLC	6,700	1,043,267
Health Care—1.3%
AstraZeneca PLC, ADR	16,200	1,162,998
Industrials—1.4%
BAE Systems PLC	52,700	1,221,725
Real Estate—0.8%
UNITE Group PLC, REIT	66,600	765,169
Total United Kingdom		6,446,685
UNITED STATES—60.5%
Communication Services—2.9%
Alphabet, Inc., Class C	15,900	2,558,151
Consumer Discretionary—4.3%
Lowe's Cos., Inc.	4,900	1,095,444
NIKE, Inc., Class B	10,200	575,280
TJX Cos., Inc.	10,800	1,389,744
Wyndham Hotels & Resorts, Inc.	8,800	750,640
		3,811,108

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	3

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples—6.6%
Coca-Cola Co.	15,300	$ 1,110,015
Keurig Dr. Pepper, Inc.	30,627	1,059,388
Mondelez International, Inc., Class A	13,294	905,720
Nestle SA	9,400	1,000,511
Pilgrim's Pride Corp.	16,000	873,280
Target Corp.	10,100	976,670
		5,925,584
Energy—1.9%
Schlumberger NV	16,300	541,975
Williams Cos., Inc.	19,300	1,130,401
		1,672,376
Financials—8.8%
Bank of America Corp.	26,200	1,044,856
Blackstone, Inc.	5,700	750,747
CME Group, Inc.	4,000	1,108,320
Fidelity National Information Services, Inc.	13,300	1,049,104
Goldman Sachs Group, Inc.	2,500	1,368,875
JPMorgan Chase & Co.	6,500	1,590,030
MetLife, Inc.	13,300	1,002,421
		7,914,353
Health Care—9.3%
AbbVie, Inc.	6,500	1,268,150
Becton Dickinson & Co.	4,000	828,360
CVS Health Corp.	10,800	720,468
Johnson & Johnson	3,900	609,609
Medtronic PLC	10,600	898,456
Merck & Co., Inc.	11,000	937,200
Roche Holding AG	3,200	1,046,356
Sanofi SA	10,800	1,181,432
UnitedHealth Group, Inc.	2,000	822,880
		8,312,911
Industrials—6.1%
FedEx Corp.	3,100	652,023
Ferrovial SE	21,800	1,063,459
Honeywell International, Inc.	4,300	905,150
Norfolk Southern Corp.	4,400	985,820
Schneider Electric SE	3,900	911,218
Waste Management, Inc.	4,100	956,776
		5,474,446
Information Technology—13.6%
Amdocs Ltd.	10,657	943,997
Analog Devices, Inc.	4,000	779,680
Apple, Inc.	13,800	2,932,500
Broadcom, Inc.	13,500	2,598,345
Cisco Systems, Inc.	19,500	1,125,735
Microsoft Corp.	7,800	3,083,028
Oracle Corp.	5,100	717,672
		12,180,957
Shares		Value

Materials—1.9%
Linde PLC	2,700	$ 1,228,545
Newmont Corp.	9,500	500,460
		1,729,005
Real Estate—1.9%
American Tower Corp., REIT	3,901	879,325
Gaming & Leisure Properties, Inc., REIT	17,800	851,908
		1,731,233
Utilities—3.2%
CMS Energy Corp.	13,800	1,016,370
FirstEnergy Corp.	21,800	934,784
NextEra Energy, Inc.	13,300	889,504
		2,840,658
Total United States		54,150,782
Total Common Stocks		88,229,049
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	36,100	1,191,684
Total Preferred Stocks		1,191,684
SHORT-TERM INVESTMENT—0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(c)	329,815	329,815
Total Short-Term Investment		329,815
Total Investments (Cost $66,894,439)(d)—100.3%		89,750,548
Liabilities in Excess of Other Assets—(0.3%)		(243,166)
Net Assets—100.0%		$89,507,382

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes to Financial Statements.
4	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

As of April 30, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
07/10/2025	Standard Chartered Bank	EUR	1,600,000	USD	1,822,206	$1,820,001	$(2,205)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/10/2025	Royal Bank of Canada	USD	8,910,631	EUR	8,000,000	$9,100,006	$(189,375)

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	5

Statement of Investments
April 30, 2025 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—89.2%
BRAZIL—4.2%
Consumer Staples—2.5%
Raia Drogasil SA	2,258	$ 7,894
Energy—1.6%
PRIO SA(a)	892	5,298
Financials—0.1%
Itausa SA(a)(b)	78	147
Total Brazil		13,339
CHINA—19.1%
Consumer Discretionary—3.8%
Midea Group Co. Ltd., H Shares(a)	1,300	12,271
Health Care—4.0%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(c)	4,800	8,587
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	145	4,385
		12,972
Industrials—9.6%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	475	15,187
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	4,080	12,449
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(c)	700	3,068
		30,704
Real Estate—1.7%
China Resources Land Ltd.	1,630	5,484
Total China		61,431
GREECE—2.7%
Financials—2.7%
National Bank of Greece SA	829	8,799
INDIA—20.1%
Consumer Discretionary—7.2%
Mahindra & Mahindra Ltd., GDR(d)	675	23,152
Consumer Staples—3.4%
ITC Ltd., GDR(d)	2,214	11,138
Industrials—4.6%
Larsen & Toubro Ltd., GDR(d)	379	14,857
Materials—4.9%
UltraTech Cement Ltd., GDR(b)(d)	114	15,708
Total India		64,855
INDONESIA—3.6%
Communication Services—3.6%
Telkom Indonesia Persero Tbk. PT	73,100	11,522
MEXICO—3.0%
Materials—3.0%
Grupo Mexico SAB de CV	1,869	9,698
POLAND—2.3%
Industrials—2.3%
InPost SA(a)	440	7,432
SAUDI ARABIA—6.4%
Financials—6.4%
Al Rajhi Bank	794	20,626
Shares		Value

SOUTH KOREA—12.6%
Industrials—8.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	82	$ 15,686
Samsung C&T Corp.	66	5,680
Samsung E&A Co. Ltd.	481	6,504
		27,870
Information Technology—4.0%
SK Hynix, Inc.	102	12,727
Total South Korea		40,597
TAIWAN—7.5%
Information Technology—7.5%
Accton Technology Corp.	290	5,402
Chroma ATE, Inc.	597	5,457
MediaTek, Inc.	316	13,428
		24,287
UNITED ARAB EMIRATES—7.7%
Consumer Discretionary—1.0%
Talabat Holding PLC(a)	8,059	3,105
Financials—3.9%
Abu Dhabi Islamic Bank PJSC	2,541	12,651
Real Estate—2.8%
Aldar Properties PJSC	4,008	9,026
Total United Arab Emirates		24,782
Total Common Stocks		287,368
PREFERRED STOCKS—14.3%
BRAZIL—3.9%
Financials—3.9%
Itausa SA	6,668	12,572
SOUTH KOREA—10.4%
Information Technology—10.4%
Samsung Electronics Co. Ltd.	1,020	33,671
Total Preferred Stocks		46,243
SHORT-TERM INVESTMENT—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(e)	5,751	5,751
Total Short-Term Investment		5,751
Total Investments (Cost $346,079)(f)—105.3%		339,362
Liabilities in Excess of Other Assets—(5.3%)		(17,135)
Net Assets—100.0%		$322,227

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 4.9% of net assets as of April 30, 2025.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.
6	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn EM SMA Completion Fund

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	7

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—93.3%
BRAZIL—6.8%
Consumer Discretionary—1.3%
MercadoLibre, Inc.(a)	817	$ 1,904,304
Consumer Staples—1.3%
Raia Drogasil SA	554,130	1,937,207
Energy—1.5%
PRIO SA(a)	351,327	2,086,858
Financials—1.6%
Itausa SA(a)(b)	15,878	29,881
NU Holdings Ltd., Class A(a)	177,859	2,210,787
		2,240,668
Industrials—1.1%
Localiza Rent a Car SA	217,384	1,645,563
Total Brazil		9,814,600
CANADA—0.5%
Materials—0.5%
Capstone Copper Corp.(a)	132,601	638,670
CHILE—0.5%
Materials—0.5%
Sociedad Quimica y Minera de Chile SA, ADR	22,619	773,570
GREECE—1.1%
Financials—1.1%
National Bank of Greece SA	142,735	1,514,913
INDIA—29.4%
Communication Services—2.3%
Bharti Airtel Ltd.	93,549	2,052,790
Info Edge India Ltd.	14,158	1,183,050
		3,235,840
Consumer Discretionary—3.1%
Indian Hotels Co. Ltd.	213,987	1,989,286
ITC Hotels Ltd.(a)	66,224	152,274
Mahindra & Mahindra Ltd.	65,766	2,271,372
		4,412,932
Consumer Staples—2.9%
Hindustan Unilever Ltd.	28,548	790,343
ITC Ltd.	662,244	3,328,132
		4,118,475
Financials—10.8%
360 ONE WAM Ltd.	69,867	808,864
Cholamandalam Financial Holdings Ltd.	50,926	1,122,562
Cholamandalam Investment & Finance Co. Ltd.	112,638	1,989,464
HDFC Bank Ltd.	147,915	3,351,181
ICICI Bank Ltd.	326,913	5,484,773
SBI Life Insurance Co. Ltd.(c)	133,533	2,785,603
		15,542,447
Health Care—1.5%
JB Chemicals & Pharmaceuticals Ltd.	39,172	747,354
Torrent Pharmaceuticals Ltd.	36,930	1,454,233
		2,201,587
Industrials—2.6%
Havells India Ltd.	77,095	1,459,858
Shares		Value

KEI Industries Ltd.	17,421	$ 628,006
Larsen & Toubro Ltd.	43,539	1,717,713
		3,805,577
Information Technology—1.7%
Tata Consultancy Services Ltd.	60,558	2,456,295
Materials—1.0%
UltraTech Cement Ltd.	10,186	1,402,933
Real Estate—1.2%
Godrej Properties Ltd.(a)	67,201	1,699,228
Utilities—2.3%
Power Grid Corp. of India Ltd.	915,890	3,302,112
Total India		42,177,426
INDONESIA—2.8%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	9,020,800	1,421,846
Financials—1.8%
Bank Negara Indonesia Persero Tbk. PT	10,543,800	2,657,028
Total Indonesia		4,078,874
KAZAKHSTAN—2.7%
Energy—1.4%
NAC Kazatomprom JSC, GDR(b)(c)	57,724	1,922,209
Financials—1.3%
Kaspi.KZ JSC	11,184	1,008,493
Kaspi.KZ JSC, GDR(b)(c)	10,361	910,629
		1,919,122
Total Kazakhstan		3,841,331
MEXICO—4.7%
Consumer Staples—0.8%
Fomento Economico Mexicano SAB de CV, ADR	11,393	1,199,797
Industrials—1.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	20,022	1,781,357
Materials—2.7%
Grupo Mexico SAB de CV	328,138	1,702,727
Southern Copper Corp.	23,531	2,106,495
		3,809,222
Total Mexico		6,790,376
NETHERLANDS—0.7%
Information Technology—0.7%
ASML Holding NV	1,585	1,061,065
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	4,296	868,608
POLAND—1.4%
Industrials—1.4%
InPost SA(a)	119,401	2,016,908
SAUDI ARABIA—5.8%
Consumer Discretionary—0.4%
Leejam Sports Co. JSC	15,872	593,295
Energy—1.0%
Saudi Arabian Oil Co.(c)	210,643	1,424,157

See accompanying Notes to Financial Statements.
8	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA (continued)
Financials—3.4%
Al Rajhi Bank	135,161	$ 3,511,205
Saudi Tadawul Group Holding Co.(a)	27,323	1,338,469
		4,849,674
Industrials—1.0%
Riyadh Cables Group Co.	41,873	1,420,712
Total Saudi Arabia		8,287,838
SOUTH AFRICA—0.7%
Financials—0.7%
Sanlam Ltd.	212,297	966,598
SOUTH KOREA—8.3%
Financials—1.3%
Shinhan Financial Group Co. Ltd.	53,643	1,938,656
Health Care—0.8%
Samsung Biologics Co. Ltd.(a)(c)	1,488	1,101,222
Industrials—4.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	19,082	3,650,323
Samsung C&T Corp.	20,529	1,766,713
Samsung E&A Co. Ltd.	106,060	1,434,075
		6,851,111
Information Technology—1.4%
SK Hynix, Inc.	16,455	2,053,141
Total South Korea		11,944,130
TAIWAN—21.1%
Consumer Discretionary—1.4%
Makalot Industrial Co. Ltd.	146,880	1,306,894
Poya International Co. Ltd.	43,875	656,908
		1,963,802
Information Technology—19.7%
Accton Technology Corp.	75,000	1,396,974
Chroma ATE, Inc.	319,000	2,916,056
Delta Electronics, Inc.	149,000	1,561,251
MediaTek, Inc.	51,000	2,167,146
Taiwan Semiconductor Manufacturing Co. Ltd.	716,000	20,287,538
		28,328,965
Total Taiwan		30,292,767
TURKEY—0.5%
Consumer Staples—0.5%
Coca-Cola Icecek AS	484,601	657,598
UNITED ARAB EMIRATES—4.9%
Consumer Discretionary—0.7%
Talabat Holding PLC(a)	2,804,423	1,080,515
Financials—1.9%
Abu Dhabi Islamic Bank PJSC	537,544	2,676,307
Real Estate—1.3%
Aldar Properties PJSC	810,912	1,826,136
Utilities—1.0%
Emirates Central Cooling Systems Corp.	3,198,012	1,401,778
Total United Arab Emirates		6,984,736
Shares		Value

UNITED STATES—0.8%
Information Technology—0.8%
Globant SA(a)	9,631	$ 1,132,317
Total Common Stocks		133,842,325
PREFERRED STOCKS—6.6%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	1,294,100	2,439,913
SOUTH KOREA—4.9%
Information Technology—4.9%
Samsung Electronics Co. Ltd.	210,908	6,962,209
Total Preferred Stocks		9,402,122
SHORT-TERM INVESTMENT—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(d)	29,301	29,301
Total Short-Term Investment		29,301
Total Investments (Cost $141,907,260)(e)—99.9%		143,273,748
Other Assets in Excess of Liabilities—0.1%		189,395
Net Assets—100.0%		$143,463,143

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.1% of net assets as of April 30, 2025.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	9

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—91.4%
BRAZIL—3.5%
Consumer Discretionary—0.9%
MercadoLibre, Inc.(a)	3,565	$ 8,309,480
Consumer Staples—0.9%
Raia Drogasil SA	2,359,115	8,247,331
Energy—0.6%
PRIO SA(a)	1,048,597	6,228,595
Financials—1.1%
Itausa SA(a)(b)	86,694	163,149
NU Holdings Ltd., Class A(a)	841,631	10,461,473
		10,624,622
Total Brazil		33,410,028
CHINA—28.7%
Communication Services—7.9%
Tencent Holdings Ltd.	1,248,000	76,441,176
Consumer Discretionary—12.1%
Alibaba Group Holding Ltd.	2,910,400	43,452,350
ANTA Sports Products Ltd.	1,314,400	15,530,710
Li Auto, Inc., A Shares (Stock Connect)(a)(c)	680,300	8,289,231
Meituan, B Shares(a)(d)	906,900	15,015,940
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	786,911	7,978,171
Midea Group Co. Ltd., H Shares(a)	1,266,500	11,954,496
Trip.com Group Ltd.	234,750	14,141,525
		116,362,423
Consumer Staples—1.3%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	58,006	12,358,197
Financials—2.6%
China Merchants Bank Co. Ltd., H Shares	2,169,000	11,831,116
PICC Property & Casualty Co. Ltd., H Shares	7,355,900	13,545,444
		25,376,560
Health Care—0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	149,297	4,515,324
Industrials—3.5%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	613,581	19,618,396
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	3,470,679	10,589,418
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(c)	729,100	3,195,381
		33,403,195
Real Estate—0.8%
China Resources Land Ltd.	2,229,000	7,499,709
Total China		275,956,584
GREECE—1.0%
Financials—1.0%
National Bank of Greece SA	916,321	9,725,344
HONG KONG—1.4%
Financials—1.4%
AIA Group Ltd.	1,814,000	13,592,142
Shares		Value

INDIA—20.8%
Communication Services—1.4%
Bharti Airtel Ltd.	615,324	$ 13,502,347
Consumer Discretionary—2.8%
Indian Hotels Co. Ltd.	1,286,263	11,957,480
Mahindra & Mahindra Ltd.	422,065	14,576,933
		26,534,413
Consumer Staples—0.6%
Hindustan Unilever Ltd.	226,821	6,279,472
Financials—8.0%
Cholamandalam Investment & Finance Co. Ltd.	596,714	10,539,435
HDFC Bank Ltd.	1,210,274	27,420,124
ICICI Bank Ltd.	1,377,138	23,104,890
SBI Life Insurance Co. Ltd.(d)	735,928	15,352,035
		76,416,484
Health Care—1.7%
JB Chemicals & Pharmaceuticals Ltd.	259,099	4,943,295
Torrent Pharmaceuticals Ltd.	299,135	11,779,366
		16,722,661
Industrials—0.9%
Havells India Ltd.	472,079	8,939,211
Information Technology—1.4%
Tata Consultancy Services Ltd.	340,766	13,821,822
Materials—1.1%
UltraTech Cement Ltd.	74,760	10,296,804
Real Estate—0.6%
Godrej Properties Ltd.(a)	225,784	5,709,120
Utilities—2.3%
Power Grid Corp. of India Ltd.	6,076,980	21,909,689
Total India		200,132,023
INDONESIA—2.8%
Communication Services—1.1%
Telkom Indonesia Persero Tbk. PT	68,428,100	10,785,545
Financials—1.7%
Bank Negara Indonesia Persero Tbk. PT	62,555,300	15,763,880
Total Indonesia		26,549,425
KAZAKHSTAN—0.6%
Financials—0.6%
Kaspi.KZ JSC, GDR(d)	69,149	6,077,506
MEXICO—5.3%
Consumer Staples—1.2%
Fomento Economico Mexicano SAB de CV, ADR	108,725	11,449,830
Industrials—0.9%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	262,896	8,301,859
Materials—3.2%
Grupo Mexico SAB de CV	1,767,705	9,172,721
Southern Copper Corp.	239,321	21,424,016
		30,596,737
Total Mexico		50,348,426

See accompanying Notes to Financial Statements.
10	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
POLAND—0.7%
Industrials—0.7%
InPost SA(a)	401,006	$ 6,773,746
RUSSIA—0.0%
Energy —0.0%
LUKOIL PJSC, ADR(a)(b)(e)	625,991	–
Novatek PJSC(b)(e)	267,284	–
		–
Financials—0.0%
Sberbank of Russia PJSC(b)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—2.1%
Financials—2.1%
Al Rajhi Bank	772,560	20,069,522
SOUTH AFRICA—0.8%
Financials—0.8%
Sanlam Ltd.	1,653,518	7,528,541
SOUTH KOREA—4.8%
Financials—0.8%
Shinhan Financial Group Co. Ltd.	221,816	8,016,423
Industrials—2.7%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	62,982	12,048,246
Samsung C&T Corp.	87,907	7,565,222
Samsung E&A Co. Ltd.	472,875	6,393,911
		26,007,379
Information Technology—1.3%
SK Hynix, Inc.	96,392	12,027,126
Total South Korea		46,050,928
TAIWAN—15.1%
Information Technology—15.1%
Accton Technology Corp.	512,000	9,536,675
Delta Electronics, Inc.	845,000	8,854,076
MediaTek, Inc.	462,000	19,631,798
Taiwan Semiconductor Manufacturing Co. Ltd.	3,763,017	106,623,398
		144,645,947
UNITED ARAB EMIRATES—3.3%
Consumer Discretionary—0.8%
Talabat Holding PLC(a)	20,502,682	7,899,470
Financials—1.4%
Abu Dhabi Islamic Bank PJSC	2,677,417	13,330,237
Real Estate—1.1%
Aldar Properties PJSC	4,552,126	10,251,178
Total United Arab Emirates		31,480,885
UNITED STATES—0.5%
Information Technology—0.5%
Globant SA(a)	43,890	5,160,147
Total Common Stocks		877,501,194
PREFERRED STOCKS—5.4%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	8,535,466	16,092,876
Shares		Value

SOUTH KOREA—3.7%
Information Technology—3.7%
Samsung Electronics Co. Ltd.	1,083,164	$ 35,755,942
Total Preferred Stocks		51,848,818
SHORT-TERM INVESTMENT—3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(f)	35,670,482	35,670,482
Total Short-Term Investment		35,670,482
Total Investments (Cost $909,147,278)(g)—100.5%		965,020,494
Liabilities in Excess of Other Assets—(0.5%)		(4,432,007)
Net Assets—100.0%		$960,588,487

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2025.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	11

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Focused Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—80.4%
BRAZIL—7.9%
Consumer Discretionary—1.4%
MercadoLibre, Inc.(a)	237	$ 552,411
Consumer Staples—1.3%
Raia Drogasil SA	145,054	507,101
Energy—0.9%
PRIO SA(a)	59,686	354,531
Financials—4.3%
Itau Unibanco Holding SA, ADR	156,264	986,026
NU Holdings Ltd., Class A(a)	54,538	677,907
		1,663,933
Total Brazil		3,077,976
CANADA—0.4%
Materials—0.4%
Capstone Copper Corp.(a)	35,234	169,704
INDIA—15.0%
Consumer Discretionary—2.8%
Mahindra & Mahindra Ltd., GDR(b)	31,602	1,083,948
Financials—4.8%
ICICI Bank Ltd., ADR	56,061	1,881,407
Industrials—2.7%
Larsen & Toubro Ltd., GDR(b)	26,985	1,057,812
Information Technology—2.7%
Infosys Ltd., ADR	58,320	1,026,432
Materials—2.0%
UltraTech Cement Ltd., GDR(b)(c)	5,739	790,776
Total India		5,840,375
INDONESIA—4.0%
Communication Services—1.7%
Telkom Indonesia Persero Tbk. PT	4,283,900	675,222
Financials—2.3%
Bank Central Asia Tbk. PT, ADR	65,140	881,996
Total Indonesia		1,557,218
KAZAKHSTAN—1.8%
Energy—1.0%
NAC Kazatomprom JSC, GDR(b)(c)	11,041	367,665
Financials—0.8%
Kaspi.KZ JSC, GDR(b)	3,731	327,918
Total Kazakhstan		695,583
MEXICO—5.8%
Consumer Staples—1.9%
Fomento Economico Mexicano SAB de CV, ADR	7,057	743,173
Industrials—1.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,365	388,354
Materials—2.9%
Grupo Mexico SAB de CV	76,065	394,705
Southern Copper Corp.	8,223	736,123
		1,130,828
Total Mexico		2,262,355
Shares		Value

NETHERLANDS—0.9%
Information Technology—0.9%
ASML Holding NV	554	$ 370,116
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	1,944	393,057
POLAND—2.0%
Industrials—2.0%
InPost SA(a)	45,307	765,321
SAUDI ARABIA—4.5%
Financials—3.0%
Al Rajhi Bank	44,509	1,156,253
Industrials—1.5%
Riyadh Cables Group Co.	17,624	597,966
Total Saudi Arabia		1,754,219
SOUTH AFRICA—1.9%
Financials—1.9%
Sanlam Ltd., ADR	83,338	759,209
SOUTH KOREA—8.1%
Financials—2.1%
Shinhan Financial Group Co. Ltd., ADR	22,468	808,399
Health Care—1.5%
Samsung Biologics Co. Ltd.(a)(b)	768	568,372
Industrials—4.5%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,588	877,669
Samsung C&T Corp.	5,646	485,891
Samsung E&A Co. Ltd.	30,207	408,440
		1,772,000
Total South Korea		3,148,771
TAIWAN—20.9%
Consumer Discretionary—0.9%
Makalot Industrial Co. Ltd.	41,000	364,805
Information Technology—20.0%
Accton Technology Corp.	23,000	428,405
Chroma ATE, Inc.	76,000	694,734
Delta Electronics, Inc.	39,000	408,650
MediaTek, Inc.	17,000	722,382
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,943	3,824,369
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	1,728,408
		7,806,948
Total Taiwan		8,171,753
UNITED ARAB EMIRATES—5.4%
Consumer Discretionary—0.7%
Talabat Holding PLC(a)	732,865	282,365
Financials—1.8%
Abu Dhabi Islamic Bank PJSC	143,550	714,702
Real Estate—1.4%
Aldar Properties PJSC	241,126	543,005
Utilities—1.5%
Emirates Central Cooling Systems Corp.	1,297,143	568,574
Total United Arab Emirates		2,108,646

See accompanying Notes to Financial Statements.
12	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Focused Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES—0.8%
Information Technology—0.8%
Globant SA(a)	2,510	$ 295,101
Total Common Stocks		31,369,404
EXCHANGE-TRADED FUNDS—14.3%
iShares MSCI India ETF	76,459	4,095,909
iShares MSCI India Small-Cap ETF	21,700	1,508,801
Total Exchange-Traded Funds		5,604,710
PREFERRED STOCKS—4.6%
SOUTH KOREA—4.6%
Information Technology—4.6%
Samsung Electronics Co. Ltd.	53,999	1,782,542
Total Preferred Stocks		1,782,542
SHORT-TERM INVESTMENT—1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(d)	557,826	557,826
Total Short-Term Investment		557,826
Total Investments (Cost $38,338,115)(e)—100.7%		39,314,482
Liabilities in Excess of Other Assets—(0.7%)		(277,839)
Net Assets—100.0%		$39,036,643

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 3.0% of net assets as of April 30, 2025.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	13

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—96.7%
ARGENTINA—1.9%
Industrials—0.8%
Corp. America Airports SA(a)	17,800	$ 346,210
Materials—1.1%
Loma Negra Cia Industrial Argentina SA, ADR(a)	41,600	465,920
Total Argentina		812,130
AUSTRALIA—0.8%
Industrials—0.8%
Aurizon Holdings Ltd.	185,300	362,764
BRAZIL—4.5%
Industrials—3.5%
CCR SA	307,400	728,532
Rumo SA	232,100	793,414
		1,521,946
Utilities—1.0%
Serena Energia SA(a)	239,907	414,278
Total Brazil		1,936,224
CANADA—5.4%
Energy—3.3%
Enbridge, Inc.	30,800	1,440,357
Industrials—2.1%
Canadian Pacific Kansas City Ltd.	12,600	913,122
Total Canada		2,353,479
CHINA—0.7%
Information Technology—0.7%
GDS Holdings Ltd., ADR(a)	11,258	283,814
FRANCE—11.7%
Industrials—7.5%
Eiffage SA	8,300	1,129,404
Getlink SE	51,600	979,792
Vinci SA	8,100	1,137,785
		3,246,981
Utilities—4.2%
Engie SA	38,000	785,397
Veolia Environnement SA	28,100	1,026,326
		1,811,723
Total France		5,058,704
GERMANY—2.9%
Utilities—2.9%
RWE AG	31,767	1,233,644
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	55,300	471,523
INDONESIA—0.6%
Communication Services—0.6%
Sarana Menara Nusantara Tbk. PT	7,313,200	250,999
ITALY—2.9%
Communication Services—1.6%
Infrastrutture Wireless Italiane SpA(b)	57,300	684,285
Utilities—1.3%
Enel SpA	64,180	556,374
Total Italy		1,240,659
Shares		Value

JAPAN—1.8%
Industrials—1.8%
Japan Airport Terminal Co. Ltd.	26,400	$ 759,342
MEXICO—3.1%
Industrials—3.1%
Grupo Aeroportuario del Centro Norte SAB de CV	71,400	785,671
Promotora y Operadora de Infraestructura SAB de CV	51,400	575,136
		1,360,807
NIGERIA—1.2%
Communication Services—1.2%
IHS Holding Ltd.(a)	107,226	525,407
PHILIPPINES—1.8%
Industrials—1.8%
International Container Terminal Services, Inc.	127,810	781,709
SPAIN—7.7%
Communication Services—2.7%
Cellnex Telecom SA(a)(b)	29,062	1,176,120
Industrials—3.8%
Aena SME SA(b)	4,839	1,215,634
Sacyr SA	120,400	441,643
		1,657,277
Utilities—1.2%
EDP Renovaveis SA	54,600	511,316
Total Spain		3,344,713
TANZANIA—2.3%
Communication Services—2.3%
Helios Towers PLC(a)	704,000	1,012,817
UNITED KINGDOM—3.4%
Industrials—0.5%
Mobico Group PLC(a)	495,300	205,668
Utilities—2.9%
National Grid PLC, ADR	7,548	551,004
SSE PLC	31,977	720,956
		1,271,960
Total United Kingdom		1,477,628
UNITED STATES—42.9%
Energy—8.8%
Cheniere Energy, Inc.	5,400	1,247,994
Kinder Morgan, Inc.	48,300	1,270,290
Williams Cos., Inc.	22,157	1,297,735
		3,816,019
Industrials—10.1%
CoreCivic, Inc.(a)	17,000	384,880
Dycom Industries, Inc.(a)	2,300	385,365
Ferrovial SE	26,113	1,273,857
Norfolk Southern Corp.	5,200	1,165,060
Union Pacific Corp.	3,100	668,546
Waste Management, Inc.	2,200	513,392
		4,391,100
Real Estate—4.4%
American Tower Corp., REIT	5,400	1,217,214
Crown Castle, Inc., REIT	6,500	687,440
		1,904,654

See accompanying Notes to Financial Statements.
14	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities—19.6%
American Electric Power Co., Inc.	5,913	$ 640,614
CenterPoint Energy, Inc.	29,321	1,137,068
Clearway Energy, Inc., Class C	26,200	768,708
CMS Energy Corp.	12,700	935,355
Duke Energy Corp.	3,838	468,313
FirstEnergy Corp.	19,486	835,560
IDACORP, Inc.	2,763	326,283
NextEra Energy, Inc.	15,878	1,061,921
PPL Corp.	32,800	1,197,200
TXNM Energy, Inc.	16,700	888,440
XPLR Infrastructure LP	25,300	208,472
		8,467,934
Total United States		18,579,707
Total Common Stocks		41,846,070
RIGHTS—0.0%
EDP Renovaveis SA(a)	54,600	5,567
Total Rights		5,567
SHORT-TERM INVESTMENT—3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(c)	1,303,917	1,303,917
Total Short-Term Investment		1,303,917
Total Investments (Cost $33,343,654)(d)—99.7%		43,155,554
Other Assets in Excess of Liabilities—0.3%		115,716
Net Assets—100.0%		$43,271,270

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	15

Statement of Investments
April 30, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—93.4%
AUSTRALIA—5.0%
Financials—2.1%
Steadfast Group Ltd.	647,634	$ 2,433,720
Industrials—2.9%
ALS Ltd.	241,970	2,655,007
Johns Lyng Group Ltd.	443,013	630,037
		3,285,044
Total Australia		5,718,764
FRANCE—7.4%
Consumer Staples—2.7%
Interparfums SA	77,618	3,076,530
Energy—4.7%
Gaztransport Et Technigaz SA	33,413	5,446,412
Total France		8,522,942
GERMANY—6.0%
Communication Services—4.8%
CTS Eventim AG & Co. KGaA	46,923	5,559,764
Industrials—1.2%
Rational AG	1,588	1,362,558
Total Germany		6,922,322
INDIA—6.7%
Consumer Discretionary—1.8%
UNO Minda Ltd.	201,622	2,114,244
Health Care—4.1%
Poly Medicure Ltd.	153,848	4,696,633
Information Technology—0.8%
Newgen Software Technologies Ltd.	78,739	918,920
Total India		7,729,797
ISRAEL—4.1%
Information Technology—4.1%
CyberArk Software Ltd.(a)	8,416	2,963,778
Nova Ltd.(a)	8,922	1,750,586
		4,714,364
ITALY—3.7%
Consumer Discretionary—1.6%
Brunello Cucinelli SpA	15,701	1,772,638
Financials—1.1%
FinecoBank Banca Fineco SpA	63,383	1,268,352
Industrials—1.0%
Interpump Group SpA	34,844	1,195,072
Total Italy		4,236,062
JAPAN—19.4%
Consumer Discretionary—3.3%
Asics Corp.	177,800	3,821,641
Financials—1.7%
Nihon M&A Center Holdings, Inc.	212,700	867,547
Zenkoku Hosho Co. Ltd.	52,100	1,130,365
		1,997,912
Industrials—14.4%
BayCurrent, Inc.	66,900	3,604,811
Japan Elevator Service Holdings Co. Ltd.	234,500	5,069,694
Open Up Group, Inc.	127,000	1,635,935
Shares		Value

Sanwa Holdings Corp.	103,700	$ 3,403,712
SHO-BOND Holdings Co. Ltd.	79,400	2,850,173
		16,564,325
Total Japan		22,383,878
MEXICO—2.0%
Financials—2.0%
Regional SAB de CV	333,265	2,343,502
NORWAY—1.5%
Materials—1.5%
Borregaard ASA	96,921	1,662,024
POLAND—4.4%
Consumer Staples—4.4%
Dino Polska SA(a)(b)	36,452	5,110,110
SPAIN—1.9%
Consumer Discretionary—1.9%
CIE Automotive SA	83,906	2,218,114
SWEDEN—3.4%
Industrials—3.4%
AddTech AB, B Shares	82,582	2,778,260
Sweco AB, B Shares	62,528	1,099,989
		3,878,249
TAIWAN—6.8%
Consumer Discretionary—1.8%
Makalot Industrial Co. Ltd.	226,720	2,017,287
Industrials—1.6%
Voltronic Power Technology Corp.	40,500	1,899,095
Information Technology—3.4%
Chroma ATE, Inc.	110,000	1,005,536
Elite Material Co. Ltd.	66,000	1,148,626
Sinbon Electronics Co. Ltd.	253,000	1,762,717
		3,916,879
Total Taiwan		7,833,261
THAILAND—1.5%
Information Technology—1.5%
Fabrinet(a)	8,482	1,739,319
UNITED KINGDOM—17.5%
Communication Services—4.3%
4imprint Group PLC	29,897	1,369,394
Gamma Communications PLC	203,594	3,619,541
		4,988,935
Consumer Discretionary—4.0%
Games Workshop Group PLC	22,291	4,590,661
Financials—4.8%
Alpha Group International PLC(b)	68,856	2,520,724
Intermediate Capital Group PLC	120,583	3,033,142
		5,553,866
Industrials—3.0%
Diploma PLC	63,706	3,380,340
Materials—1.4%
Hill & Smith PLC	66,702	1,603,532
Total United Kingdom		20,117,334

See accompanying Notes to Financial Statements.
16	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
VIETNAM—2.1%
Information Technology—2.1%
FPT Corp.	573,658	$ 2,426,279
Total Common Stocks		107,556,321
PREFERRED STOCKS—2.5%
GERMANY—2.5%
Industrials—2.5%
Jungheinrich AG	79,720	2,897,247
Total Preferred Stocks		2,897,247
SHORT-TERM INVESTMENT—4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(c)	5,086,869	5,086,869
Total Short-Term Investment		5,086,869
Total Investments (Cost $97,953,418)(d)—100.3%		115,540,437
Liabilities in Excess of Other Assets—(0.3%)		(395,676)
Net Assets—100.0%		$115,144,761

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	17

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Real Estate Fund

	Shares	Value
COMMON STOCKS—98.5%
UNITED STATES—98.5%
Data Center REITs—13.6%
Digital Realty Trust, Inc., REIT	11,845	$ 1,901,596
Equinix, Inc., REIT	3,493	3,006,600
		4,908,196
Health Care REITs—23.7%
American Healthcare REIT, Inc.	32,798	1,058,720
Omega Healthcare Investors, Inc., REIT	25,061	978,632
Ventas, Inc., REIT	32,652	2,288,252
Welltower, Inc., REIT	27,841	4,248,258
		8,573,862
Hotel & Resort REITs—1.0%
Host Hotels & Resorts, Inc., REIT	25,519	360,328
Industrial REITs—7.7%
Prologis, Inc., REIT	27,339	2,794,046
Multi-Family Residential REITs—14.6%
AvalonBay Communities, Inc., REIT	6,862	1,440,883
Camden Property Trust, REIT	9,842	1,120,020
Essex Property Trust, Inc., REIT	4,644	1,296,372
Mid-America Apartment Communities, Inc., REIT	8,917	1,423,599
		5,280,874
Office REITs—1.7%
Cousins Properties, Inc., REIT	9,766	268,956
Vornado Realty Trust, REIT	10,261	362,008
		630,964
Other Specialized REITs—2.0%
EPR Properties, REIT	14,330	709,192
Retail REITs—20.3%
Brixmor Property Group, Inc., REIT	24,709	615,501
Curbline Properties Corp., REIT	30,727	703,341
NNN REIT, Inc.	19,527	802,755
Realty Income Corp., REIT	31,154	1,802,571
Regency Centers Corp., REIT	17,339	1,251,529
Simon Property Group, Inc., REIT	13,748	2,163,660
		7,339,357
Self Storage REITs—6.4%
Public Storage, REIT	5,713	1,716,356
Smartstop Self Storage REIT, Inc.	17,100	600,894
		2,317,250
Single-Family Residential REITs—7.5%
Invitation Homes, Inc., REIT	45,721	1,563,201
Sun Communities, Inc., REIT	9,082	1,130,073
		2,693,274
Total United States		35,607,343
Total Common Stocks		35,607,343
SHORT-TERM INVESTMENT—1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29(a)	543,715	543,715
Total Short-Term Investment		543,715
Total Investments (Cost $29,777,024)(b)—100.0%		36,151,058
Liabilities in Excess of Other Assets—(0.0%)		(16,565)
Net Assets—100.0%		$36,134,493

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(b)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
18	2025 Semi-Annual Report

Statement of Investments
April 30, 2025 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.4%
CANADA—5.6%
Consumer Discretionary—2.4%
Aritzia, Inc.(a)	207,370	$ 7,293,901
Financials—2.2%
TMX Group Ltd.	170,871	6,924,824
Industrials—1.0%
ATS Corp.(a)	119,845	3,020,031
Total Canada		17,238,756
INDIA—1.4%
Industrials—1.4%
WNS Holdings Ltd.(a)	74,055	4,481,809
ISRAEL—1.1%
Information Technology—1.1%
Camtek Ltd.(a)	51,954	3,394,674
UNITED STATES—90.3%
Communication Services—1.4%
Integral Ad Science Holding Corp.(a)	630,067	4,454,574
Consumer Discretionary—9.1%
Boot Barn Holdings, Inc.(a)	60,672	6,330,517
Brinker International, Inc.(a)	52,448	7,043,766
La-Z-Boy, Inc.	138,244	5,460,638
Stride, Inc.(a)	63,377	9,015,378
		27,850,299
Consumer Staples—3.5%
elf Beauty, Inc.(a)	53,834	3,330,710
Vita Coco Co., Inc.(a)	224,899	7,432,912
		10,763,622
Energy—3.5%
Magnolia Oil & Gas Corp., Class A	191,156	3,924,433
Northern Oil & Gas, Inc.	145,568	3,537,303
SM Energy Co.	139,751	3,184,925
		10,646,661
Financials—17.6%
Banner Corp.	121,962	7,456,757
Donnelley Financial Solutions, Inc.(a)	129,717	6,252,359
NMI Holdings, Inc.(a)	158,053	5,716,777
PJT Partners, Inc., Class A	34,181	4,843,790
Seacoast Banking Corp. of Florida	305,028	7,232,214
Skyward Specialty Insurance Group, Inc.(a)	116,845	6,203,301
Wintrust Financial Corp.	76,349	8,487,718
WSFS Financial Corp.	157,259	8,106,701
		54,299,617
Health Care—16.3%
Alphatec Holdings, Inc.(a)	389,987	4,282,057
ANI Pharmaceuticals, Inc.(a)	131,184	9,290,451
Catalyst Pharmaceuticals, Inc.(a)	259,605	6,305,806
CONMED Corp.	52,428	2,574,739
Corcept Therapeutics, Inc.(a)	82,245	5,911,771
Integer Holdings Corp.(a)	57,611	7,276,845
Ligand Pharmaceuticals, Inc.(a)	66,214	7,274,270
Merit Medical Systems, Inc.(a)	75,023	7,085,922
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
		50,001,861
Shares		Value

Industrials—14.2%
Atmus Filtration Technologies, Inc.	216,027	$ 7,489,656
Casella Waste Systems, Inc., Class A(a)	70,624	8,294,789
Enpro, Inc.	52,270	7,809,138
Griffon Corp.	79,825	5,436,881
Mueller Water Products, Inc., Class A	250,480	6,572,595
REV Group, Inc.	249,532	8,159,696
		43,762,755
Information Technology—10.4%
Five9, Inc.(a)	107,389	2,699,760
JFrog Ltd.(a)	229,456	7,748,729
Q2 Holdings, Inc.(a)	104,187	8,256,820
Vertex, Inc., Class A(a)	188,110	7,530,043
Workiva, Inc.(a)	77,231	5,813,177
		32,048,529
Materials—7.2%
Graphic Packaging Holding Co.	283,303	7,170,399
Knife River Corp.(a)	90,588	8,459,107
Materion Corp.	76,874	6,381,311
		22,010,817
Real Estate—3.2%
American Healthcare REIT, Inc.	96,974	3,130,321
Terreno Realty Corp., REIT	117,501	6,618,831
		9,749,152
Utilities—3.9%
ONE Gas, Inc.	154,334	12,116,762
Total United States		277,704,649
Total Common Stocks		302,819,888
SHORT-TERM INVESTMENT—1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(d)	5,225,551	5,225,551
Total Short-Term Investment		5,225,551
Total Investments (Cost $279,571,061)(e)—100.1%		308,045,439
Liabilities in Excess of Other Assets—(0.1%)		(446,502)
Net Assets—100.0%		$307,598,937

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2025.
(c)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	19

Statement of Investments
April 30, 2025 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—96.2%
IRELAND—2.5%
Information Technology—2.5%
Accenture PLC, Class A	25,518	$ 7,633,710
ISRAEL—1.0%
Information Technology—1.0%
Nice Ltd., ADR(a)	20,072	3,128,321
UNITED STATES—92.7%
Communication Services—2.0%
Alphabet, Inc., Class C	39,143	6,297,717
Consumer Discretionary—6.0%
O'Reilly Automotive, Inc.(a)	4,516	6,391,043
TJX Cos., Inc.	95,714	12,316,478
		18,707,521
Consumer Staples—3.6%
Procter & Gamble Co.	69,800	11,347,386
Energy—1.7%
Baker Hughes Co.	152,882	5,412,023
Financials—15.4%
American Express Co.	40,542	10,800,794
LPL Financial Holdings, Inc.	18,853	6,029,001
Mastercard, Inc., Class A	42,993	23,562,744
S&P Global, Inc.	15,739	7,870,287
		48,262,826
Health Care—19.1%
Boston Scientific Corp.(a)	85,471	8,792,402
Danaher Corp.	36,296	7,234,882
Eli Lilly & Co.	14,538	13,068,935
Integer Holdings Corp.(a)	41,905	5,293,021
Merck & Co., Inc.	72,570	6,182,964
ResMed, Inc.	22,233	5,260,105
UnitedHealth Group, Inc.	18,720	7,702,157
Zoetis, Inc.	39,271	6,141,984
		59,676,450
Industrials—13.3%
AAON, Inc.	39,658	3,619,586
Hubbell, Inc.	27,492	9,984,544
Tetra Tech, Inc.	189,125	5,898,809
Trane Technologies PLC	14,054	5,387,039
Veralto Corp.	45,926	4,404,303
Waste Management, Inc.	40,436	9,436,145
Watsco, Inc.	6,316	2,904,349
		41,634,775
Information Technology—26.4%
Adobe, Inc.(a)	17,328	6,497,653
Amdocs Ltd.	69,635	6,168,268
Cadence Design Systems, Inc.(a)	31,469	9,369,580
Marvell Technology, Inc.	108,472	6,331,511
Microsoft Corp.	89,631	35,427,549
NVIDIA Corp.	105,198	11,458,166
ServiceNow, Inc.(a)	7,589	7,247,571
		82,500,298
Materials—2.6%
Linde PLC	17,781	8,058,883
Shares		Value

Utilities—2.6%
American Water Works Co., Inc.	56,070	$ 8,242,851
Total United States		290,140,730
Total Common Stocks		300,902,761
SHORT-TERM INVESTMENT—3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(b)	12,153,066	12,153,066
Total Short-Term Investment		12,153,066
Total Investments (Cost $252,019,974)(c)—100.1%		313,055,827
Liabilities in Excess of Other Assets—(0.1%)		(187,381)
Net Assets—100.0%		$312,868,446

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
20	2025 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)
April 30, 2025

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund
Assets:
Investments, at value	$15,404,997	$89,420,733	$333,611	$143,244,447
Short-term investments, at value	469,000	329,815	5,751	29,301
Foreign Currency, at value	–	173,313	138	–
Receivable for investments sold	–	–	–	1,383,275
Interest and dividends receivable	12,394	341,454	310	153,242
Receivable for capital shares issued	8	743	–	21,574
Receivable from Adviser	21,607	14,445	11,032	54,307
Tax reclaim receivable	–	422,606	–	156,494
Prepaid expenses	28,936	23,356	40	42,273
Total Assets	15,936,942	90,726,465	350,882	145,084,913
Liabilities:
Due to Custodian	–	–	–	17,984
Payable for investments purchased	–	879,713	553	102,628
Unrealized depreciation on forward foreign currency exchange contracts	–	191,580	–	–
Payable for capital shares redeemed	403	–	–	30,492
Payable to IRS on behalf of shareholders related to Article 63 EU Tax Reclaims (see Note 2(i))	–	–	–	46,595
Accrued foreign capital gains tax	–	–	–	585,630
Line of credit payable	–	–	–	625,000
Accrued expenses and other payables:
Administration fees	1,058	5,022	20	9,310
Audit and tax fees	23,389	18,777	17,934	10,889
Custodian fees	6,754	31,258	5,924	60,033
Distribution fees	2,513	724	–	6,766
Fund accounting fees	203	1,219	–	2,002
Interest expense on line of credit	35	2,150	–	290
Investment advisory fees	11,246	71,871	–	87,279
Legal fees	222	2,518	–	4,385
Printing fees	1,167	1,167	1,167	1,167
Sub-transfer agent and administrative services fees	2,438	5,070	–	9,653
Transfer agent fees	1,160	1,358	337	4,468
Other accrued expenses	1,920	6,656	2,720	17,199
Total liabilities	52,508	1,219,083	28,655	1,621,770
Net assets	$15,884,434	$89,507,382	$322,227	$143,463,143
Cost:
Investments	16,365,512	66,564,624	340,328	141,877,959
Short-Term Investments	469,000	329,815	5,751	29,301
Foreign currency	–	173,707	140	–
Represented by:
Paid in capital in excess of par value	$47,013,183	$67,993,114	$369,227	$190,389,684
Distributable earnings (accumulated loss)	(31,128,749)	21,514,268	(47,000)	(46,926,541)
Net Assets	$15,884,434	$89,507,382	$322,227	$143,463,143
Net Assets:
Class A	$6,023,204	$3,627,886	$–	$28,752,808
Class C	562,779	–	–	300,936
Class R	1,917,326	–	–	2,198,891
Institutional Service Class	–	–	–	42,511,355
Institutional Class	7,381,125	85,879,496	322,227	69,699,153
Total	$15,884,434	$89,507,382	$322,227	$143,463,143 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	21

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2025

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	$279,301	$849,645	$–	$2,440,121
Class C Shares	28,053	–	–	28,986
Class R Shares	91,873	–	–	203,054
Institutional Service Class Shares	–	–	–	3,518,180
Institutional Class Shares	336,228	20,104,320	37,885	5,847,819
Total Shares Outstanding per Class	735,455	20,953,965	37,885	12,038,160
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$21.57	$4.27	$–	$11.78
Class C Shares	20.06	–	–	10.38
Class R Shares	20.87	–	–	10.83
Institutional Service Class Shares	–	–	–	12.08
Institutional Class Shares	21.95	4.27	8.51	11.92
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$22.89	$4.53	$–	$12.50
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	–%	5.75%
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
22	2025 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2025

	abrdn Emerging Markets Fund	abrdn Focused Emerging Markets ex-China Fund	abrdn Global Infrastructure Fund	abrdn International Small Cap Fund
Assets:
Investments, at value	$929,350,012	$38,756,656	$41,851,637	$110,453,568
Short-term investments, at value	35,670,482	557,826	1,303,917	5,086,869
Foreign Currency, at value	421,251	120,801	101,206	91,334
Receivable for investments sold	3,991,838	47,512	–	570,361
Interest and dividends receivable	676,097	28,359	39,370	188,012
Receivable for capital shares issued	48,555	2,530	500	27,326
Receivable from Adviser	84,958	–	14,549	29,917
Tax reclaim receivable	612,197	49,674	17,354	77,603
Prepaid expenses	69,099	26,090	16,768	25,794
Total Assets	970,924,489	39,589,448	43,345,301	116,550,784
Liabilities:
Payable for investments purchased	487,076	220,676	–	1,123,931
Payable for capital shares redeemed	1,351,263	5	3,732	35,171
Payable to IRS on behalf of shareholders related to Article 63 EU Tax Reclaims (see Note 2(i))	–	282,539	–	–
Accrued foreign capital gains tax	6,996,381	–	–	81,659
Accrued expenses and other payables:
Administration fees	61,484	2,443	2,382	7,168
Audit and tax fees	23,389	13,777	18,777	22,200
Custodian fees	325,596	12,733	7,615	23,578
Distribution fees	44,784	4,277	2,133	11,619
Fund accounting fees	13,353	489	537	1,523
Investment advisory fees	691,695	1,058	25,716	75,417
Legal fees	40,732	1,246	1,021	3,401
Printing fees	64,694	1,167	1,167	1,167
Sub-transfer agent and administrative services fees	160,910	3,882	4,718	10,394
Transfer agent fees	21,475	1,179	878	2,872
Other accrued expenses	53,170	7,334	5,355	5,923
Total liabilities	10,336,002	552,805	74,031	1,406,023
Net assets	$960,588,487	$39,036,643	$43,271,270	$115,144,761
Cost:
Investments	873,476,796	37,780,289	32,039,737	92,866,549
Short-Term Investments	35,670,482	557,826	1,303,917	5,086,869
Foreign currency	418,185	115,075	101,792	91,790
Represented by:
Paid in capital in excess of par value	$986,376,473	$44,305,013	$31,326,383	$139,413,344
Distributable earnings (accumulated loss)	(25,787,986)	(5,268,370)	11,944,887	(24,268,583)
Net Assets	$960,588,487	$39,036,643	$43,271,270	$115,144,761
Net Assets:
Class A	$33,474,290	$21,850,533	$10,770,579	$55,628,026
Class C	1,088,826	–	–	284,203
Class R	93,533,496	–	–	1,665,237
Institutional Service Class	370,687,554	–	–	–
Institutional Class	461,804,321	17,186,110	32,500,691	57,567,295
Total	$960,588,487	$39,036,643	$43,271,270	$115,144,761
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,454,978	1,496,491	437,350	1,787,612
Class C Shares	80,436	–	–	10,348
Class R Shares	6,987,493	–	–	57,901
Institutional Service Class Shares	27,179,818	–	–	–
Institutional Class Shares	33,592,896	1,174,205	1,315,277	1,821,770
Total Shares Outstanding per Class	70,295,621	2,670,696	1,752,627	3,677,631 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	23

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2025

	abrdn Emerging Markets Fund	abrdn Focused Emerging Markets ex-China Fund	abrdn Global Infrastructure Fund	abrdn International Small Cap Fund
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$13.64	$14.60	$24.63	$31.12
Class C Shares	13.54	–	–	27.46
Class R Shares	13.39	–	–	28.76
Institutional Service Class Shares	13.64	–	–	–
Institutional Class Shares	13.75	14.64	24.71	31.60
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.47	$15.49	$26.13	$33.02
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
24	2025 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2025

	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Assets:
Investments, at value	$35,607,343	$302,819,888	$300,902,761
Short-term investments, at value	543,715	5,225,551	12,153,066
Foreign Currency, at value	–	–	73
Cash	–	200	–
Interest and dividends receivable	18,629	103,834	248,261
Receivable for capital shares issued	144	64,515	1,407
Receivable from Adviser	14,452	56,578	23,976
Prepaid expenses	18,348	47,398	30,742
Total Assets	36,202,631	308,317,964	313,360,286
Liabilities:
Payable for capital shares redeemed	12,597	358,810	187,564
Accrued expenses and other payables:
Administration fees	1,601	19,707	19,869
Audit and tax fees	16,979	21,070	19,620
Custodian fees	2,891	9,339	4,440
Distribution fees	88	25,977	40,546
Fund accounting fees	479	4,450	4,350
Investment advisory fees	23,020	209,401	173,849
Legal fees	1,027	8,898	9,823
Printing fees	1,167	4,944	1,167
Sub-transfer agent and administrative services fees	2,616	28,161	12,167
Transfer agent fees	745	10,454	5,352
Other accrued expenses	4,928	17,816	13,093
Total liabilities	68,138	719,027	491,840
Net assets	$36,134,493	$307,598,937	$312,868,446
Cost:
Investments	29,233,309	274,345,510	239,866,908
Short-Term Investments	543,715	5,225,551	12,153,066
Foreign currency	–	–	73
Represented by:
Paid in capital in excess of par value	$28,475,048	$306,183,630	$263,173,566
Distributable earnings (accumulated loss)	7,659,445	1,415,307	49,694,880
Net Assets	$36,134,493	$307,598,937	$312,868,446
Net Assets:
Class A	$442,098	$92,788,038	$204,218,523
Class C	–	7,352,283	–
Class R	–	3,964,803	–
Institutional Service Class	–	30,576,852	100,728,830
Institutional Class	35,692,395	172,916,961	7,921,093
Total	$36,134,493	$307,598,937	$312,868,446
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	42,091	2,745,403	18,081,436
Class C Shares	–	301,230	–
Class R Shares	–	138,883	–
Institutional Service Class Shares	–	808,015	7,887,592
Institutional Class Shares	3,371,759	4,538,058	614,156
Total Shares Outstanding per Class	3,413,850	8,531,589	26,583,184
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$10.50	$33.80	$11.29
Class C Shares	–	24.41	–
Class R Shares	–	28.55	–
Institutional Service Class Shares	–	37.84	12.77
Institutional Class Shares	10.59	38.10	12.90 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	25

Statement of Assets and Liabilities  (unaudited)  (concluded)
April 30, 2025

	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.14	$35.86	$11.98
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
26	2025 Semi-Annual Report

Statements of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2025

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund
Investment Income:
Dividend income	$102,000	$1,959,750	$4,662	$2,144,063
Interest income	8,060	5,455	232	38,928
Foreign tax withholding	(8,613)	(142,097)	(471)	(275,225)
Total Income	101,447	1,823,108	4,423	1,907,766
Expenses
Investment advisory fees	72,040	466,024	—	600,381
Trustee fees	1,285	7,232	26	11,912
Administration fees	6,780	37,282	132	71,076
Legal fees	1,999	10,714	38	17,638
Audit and tax fees	23,390	18,777	17,934	23,389
Printing fees	7,854	12,845	4,898	20,009
Custodian fees	13,865	24,298	13,930	84,691
Transfer agent fees	11,809	17,455	1,200	58,607
Distribution fees Class A	7,844	4,616	—	37,481
Distribution fees Class C	3,161	—	—	1,661
Distribution fees Class R	5,040	—	—	5,831
Sub-transfer agent and administrative service fees Institutional Class	3,780	27,555	—	37,813
Sub-transfer agent and administrative service fees Class A	3,872	1,235	—	18,527
Sub-transfer agent and administrative service fees Class C	361	—	—	207
Sub-transfer agent and administrative service fees Class R	1,685	—	—	2,483
Sub-transfer agent and administrative service fees Institutional Service Class	110	—	—	14,168
Fund accounting fees	339	1,864	7	3,062
Registration and filing fees	33,937	—	23	40,497
Other	16,007	33,248	11,736	42,591
Total expenses before reimbursed/waived expenses	215,158	663,145	49,924	1,092,024
Interest expense (Note 9)	93	2,788	—	769
Total operating expenses before reimbursed/waived expenses	215,251	665,933	49,924	1,092,793
Expenses reimbursed Institutional Class	(52,590)	(72,886)	(49,924)	(149,334)
Expenses reimbursed Class A	(39,021)	(3,113)	—	(44,061)
Expenses reimbursed Class C	(4,292)	—	—	(693)
Expenses reimbursed Class R	(12,535)	—	—	(3,428)
Expenses reimbursed Institutional Service Class	(1,110)	—	—	(65,421)
Net expenses	105,703	589,934	—	829,856
Net Investment Income	(4,256)	1,233,174	4,423	1,077,910
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	(945,755)	3,359,079	387	(799,015)
Realized gain/(loss) on forward foreign currency exchange contracts	—	33,297	—	—
Realized gain/(loss) on foreign currency transactions	(5,868)	(4,859)	(3,336)	(46,643)
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	(951,623)	3,387,517	(2,949)	(845,658)
Net change in unrealized appreciation/(depreciation) on investment transactions (including $0, $0, $0 and $245,289 change in deferred capital gains tax, respectively)	307,846	(3,652,469)	(4,137)	(6,398,231)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	—	(326,542)	—	—
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1)	14,900	24	13,188
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	307,845	(3,964,111)	(4,113)	(6,385,043)
Net realized/unrealized gain/(loss) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(643,778)	(576,594)	(7,062)	(7,230,701)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(648,034)	$656,580	$(2,639)	$(6,152,791)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	27

Statements of Operations  (unaudited)  (continued)
For the Six-Month Period Ended April 30, 2025

	abrdn Emerging Markets Fund	abrdn Focused Emerging Markets ex-China Fund	abrdn Global Infrastructure Fund	abrdn International Small Cap Fund
Investment Income:
Dividend income	$11,013,297	$359,352	$666,372	$993,722
Interest income	656,287	12,061	15,518	52,539
Foreign tax withholding	(1,756,686)	(33,342)	(41,099)	(96,081)
Total Income	9,912,898	338,071	640,791	950,180
Expenses
Investment advisory fees	4,823,615	148,483	153,528	485,411
Trustee fees	88,137	3,149	3,105	9,180
Administration fees	428,766	15,838	16,376	46,488
Legal fees	130,271	4,664	4,603	13,605
Audit and tax fees	23,389	18,777	18,777	22,200
Printing fees	76,685	12,235	7,439	12,833
Custodian fees	397,139	14,389	15,833	34,601
Transfer agent fees	113,867	14,432	11,152	35,766
Distribution fees Class A	43,182	27,672	13,086	68,006
Distribution fees Class C	6,348	—	—	1,531
Distribution fees Class R	240,238	—	—	4,125
Sub-transfer agent and administrative service fees Institutional Class	156,935	9,958	11,701	28,148
Sub-transfer agent and administrative service fees Class A	10,719	14,525	4,645	27,202
Sub-transfer agent and administrative service fees Class C	802	—	—	213
Sub-transfer agent and administrative service fees Class R	97,814	—	—	1,431
Sub-transfer agent and administrative service fees Institutional Service Class	302,481	—	—	—
Fund accounting fees	21,438	792	819	2,324
Registration and filing fees	37,869	15,873	15,006	28,118
Other	162,326	21,630	15,322	30,343
Total expenses before reimbursed/waived expenses	7,162,021	322,417	291,392	851,525
Interest expense (Note 9)	675	541	250	2,244
Total operating expenses before reimbursed/waived expenses	7,162,696	322,958	291,642	853,769
Expenses reimbursed Institutional Class	(360,791)	(50,556)	(55,879)	(102,927)
Expenses reimbursed Class A	(13,147)	(66,010)	(19,771)	(68,346)
Expenses reimbursed Class C	(1,285)	—	—	(597)
Expenses reimbursed Class R	(36,549)	—	—	(2,074)
Expenses reimbursed Institutional Service Class	(153,938)	—	—	—
Net expenses	6,596,986	206,392	215,992	679,825
Net Investment Income	3,315,912	131,679	424,799	270,355
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	68,934,050	1,758,912	2,257,474	4,011,606
Realized gain/(loss) on foreign currency transactions	(569,840)	(29,820)	(13,982)	(66,056)
Net realized gain/(loss) from investments and foreign currency transactions	68,364,210	1,729,092	2,243,492	3,945,550
Net change in unrealized appreciation/(depreciation) on investment transactions (including $2,970,457, $0, $0 and $471,561 change in deferred capital gains tax, respectively)	(90,328,033)	(3,122,104)	1,224,587	486,256
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	80,190	21,213	589	21,101
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(90,247,843)	(3,100,891)	1,225,176	507,357
Net realized/unrealized gain/(loss) from investments and translation of assets and liabilities denominated in foreign currencies	(21,883,633)	(1,371,799)	3,468,668	4,452,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,567,721)	$(1,240,120)	$3,893,467	$4,723,262
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
28	2025 Semi-Annual Report

Statements of Operations  (unaudited)  (concluded)
For the Six-Month Period Ended April 30, 2025

	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Investment Income:
Dividend income	$700,326	$1,624,009	$1,539,064
Interest income	4,815	101,762	171,785
Foreign tax withholding	—	(7,365)	(4,154)
Total Income	705,141	1,718,406	1,706,695
Expenses
Investment advisory fees	150,595	1,458,548	1,182,552
Trustee fees	2,900	26,842	26,545
Administration fees	15,059	138,416	135,149
Legal fees	4,302	39,842	39,347
Audit and tax fees	16,980	21,071	19,620
Printing fees	9,144	22,627	25,048
Custodian fees	4,364	12,509	4,552
Transfer agent fees	10,215	71,899	78,472
Distribution fees Class A	588	126,774	275,422
Distribution fees Class C	—	48,181	559
Distribution fees Class R	—	10,119	—
Sub-transfer agent and administrative service fees Institutional Class	13,222	94,274	2,706
Sub-transfer agent and administrative service fees Class A	197	74,859	44,068
Sub-transfer agent and administrative service fees Class C	—	6,396	56
Sub-transfer agent and administrative service fees Class R	—	3,463	—
Sub-transfer agent and administrative service fees Institutional Service Class	—	29,729	32,925
Fund accounting fees	753	6,921	6,757
Registration and filing fees	15,132	34,749	27,914
Other	12,657	47,317	47,458
Total expenses before reimbursed/waived expenses	256,108	2,274,536	1,949,150
Interest expense (Note 9)	439	—	—
Total operating expenses before reimbursed/waived expenses	256,547	2,274,536	1,949,150
Expenses reimbursed Institutional Class	(68,266)	(200,542)	(4,552)
Expenses reimbursed Class A	(893)	(55,414)	(47,612)
Expenses reimbursed Class C	—	(11,574)	(62)
Expenses reimbursed Class R	—	(2,226)	—
Expenses reimbursed Institutional Service Class	—	(19,642)	(23,530)
Net expenses	187,388	1,985,138	1,873,394
Net Investment Income	517,753	(266,732)	(166,699)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	1,116,789	7,535,450	15,881,667
Realized gain/(loss) on foreign currency transactions	—	474	372
Net realized gain/(loss) from investments and foreign currency transactions	1,116,789	7,535,924	15,882,039
Net change in unrealized appreciation/(depreciation) on investment transactions	(3,497,641)	(6,773,741)	(29,982,155)
Net change in unrealized appreciation/(depreciation) from investments	(3,497,641)	(6,773,741)	(29,982,155)
Net realized/unrealized gain/(loss) from investments and translation of assets and liabilities denominated in foreign currencies	(2,380,852)	762,183	(14,100,116)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,863,099)	$495,451	$(14,266,815)

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	29

Statements of Changes in Net Assets

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund
	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income	$(4,256)	$193,948	$1,233,174	$4,811,150	$4,423	$9,268
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	(951,623)	(9,890,496)	3,387,517	(1,002,209)	(2,949)	(37,164)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	307,845	9,851,151	(3,964,111)	15,946,678	(4,113)	45,381
Changes in net assets resulting from operations	(648,034)	154,603	656,580	19,755,619	(2,639)	17,485
Distributions to Shareholders From:
Distributable earnings
Class A	(62,090)	(26,204)	(98,343)	(185,757)	—	—
Class C	(1,460)	—	—	—	—	—
Class R	(15,069)	—	—	—	—	—
Institutional Service Class	(4,212)	(2,754)	—	—	—	—
Institutional Class	(97,364)	(78,937)	(2,491,561)	(4,798,817)	(2,408)	(3,317)
Tax return of capital
Class A	—	—	—	(23,935)	—	—
Institutional Class	—	—	—	(586,397)	—	—
Change in net assets from shareholder distributions	(180,195)	(107,895)	(2,589,904)	(5,594,906)	(2,408)	(3,317)
Change in net assets from capital transactions	(2,790,074)	(4,630,913)	(6,058,049)	(8,209,902)	(14,166)	59,721
Change in net assets	(3,618,303)	(4,584,205)	(7,991,373)	5,950,811	(19,213)	73,889
Net Assets:
Beginning of period	19,502,737	24,086,942	97,498,755	91,547,944	341,440	267,551
End of period	$15,884,434	$19,502,737	$89,507,382	$97,498,755	$322,227	$341,440

(a)	Effective February 26, 2025, all Institutional Service Class shares converted to Institutional Class shares.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
30	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund
	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,255,680	$4,503,737	$65,847	$377,863	$—	$—
Dividends reinvested	54,373	22,461	81,366	174,733	—	—
Cost of shares redeemed	(3,579,764)	(4,758,297)	(272,145)	(884,122)	—	—
Total Class A	(1,269,711)	(232,099)	(124,932)	(331,526)	—	—
Class C Shares
Proceeds from shares issued	7,000	1,206	—	—	—	—
Dividends reinvested	1,460	—	—	—	—	—
Cost of shares redeemed	(91,030)	(321,702)	—	—	—	—
Total Class C	(82,570)	(320,496)	—	—	—	—
Class R Shares
Proceeds from shares issued	165,329	746,650	—	—	—	—
Dividends reinvested	15,069	—	—	—	—	—
Cost of shares redeemed	(316,297)	(1,060,773)	—	—	—	—
Total Class R	(135,899)	(314,123)	—	—	—	—
Institutional Service Class Shares
Proceeds from shares issued	655	38,662	—	—	—	—
Dividends reinvested	4,189	2,740	—	—	—	—
Cost of shares redeemed	(343,409)	(53,531)	—	—	—	—
Total Institutional Service Class	(338,565)	(12,129)	—	—	—	—
Institutional Class Shares
Proceeds from shares issued	1,286,051	7,555,000	604,667	2,330,993	9,000	61,404
Dividends reinvested	84,408	78,729	2,161,641	4,666,545	2,408	3,317
Cost of shares redeemed	(2,333,788)	(11,385,795)	(8,699,425)	(14,875,914)	(25,574)	(5,000)
Total Institutional Class	(963,329)	(3,752,066)	(5,933,117)	(7,878,376)	(14,166)	59,721
Change in net assets from capital transactions:	$(2,790,074)	$(4,630,913)	$(6,058,049)	$(8,209,902)	$(14,166)	$59,721

(a)	Effective February 26, 2025, all Institutional Service Class shares converted to Institutional Class shares.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	31

Statements of Changes in Net Assets  (continued)

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund
	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	101,671	204,241	15,017	86,508	–	–
Reinvested	2,509	1,111	18,919	41,067	–	–
Redeemed	(165,103)	(234,235)	(63,723)	(208,556)	–	–
Total Class A Shares	(60,923)	(28,883)	(29,787)	(80,981)	–	–
Class C Shares
Issued	330	62	–	–	–	–
Reinvested	72	–	–	–	–	–
Redeemed	(4,592)	(17,242)	–	–	–	–
Total Class C Shares	(4,190)	(17,180)	–	–	–	–
Class R Shares
Issued	7,777	36,718	–	–	–	–
Reinvested	718	–	–	–	–	–
Redeemed	(14,902)	(53,261)	–	–	–	–
Total Class R Shares	(6,407)	(16,543)	–	–	–	–
Institutional Service Class Shares
Issued	30	1,710	–	–	–	–
Reinvested	192	134	–	–	–	–
Redeemed	(15,440)	(2,663)	–	–	–	–
Total Institutional Service Class Shares	(15,218)	(819)	–	–	–	–
Institutional Class Shares
Issued	57,265	339,675	138,963	547,038	1,059	6,914
Reinvested	3,831	3,833	502,312	1,095,283	288	370
Redeemed	(106,083)	(530,257)	(2,021,225)	(3,479,935)	(3,139)	(554)
Total Institutional Class Shares	(44,987)	(186,749)	(1,379,950)	(1,837,614)	(1,792)	6,730
Total change in shares:	(131,725)	(250,174)	(1,409,737)	(1,918,595)	(1,792)	6,730

(a)	Effective February 26, 2025, all Institutional Service Class shares converted to Institutional Class shares.
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
32	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets ex-China Fund		abrdn Emerging Markets Fund		abrdn Focused Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income	$1,077,910	$854,439	$3,315,912	$20,658,695	$131,679	$146,927
Net realized gain/(loss) from investments and foreign currency transactions	(845,658)	529,203	68,364,210	(31,718,641)	1,729,092	3,031,627
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(6,385,043)	6,925,487	(90,247,843)	295,591,747	(3,100,891)	5,181,866
Changes in net assets resulting from operations	(6,152,791)	8,309,129	(18,567,721)	284,531,801	(1,240,120)	8,360,420
Distributions to Shareholders From:
Distributable earnings
Class A	(139,336)	(112,037)	(412,020)	(404,695)	—	(263,696)
Class C	(554)	—	—	(391)	—	—
Class R	(10,024)	(1,443)	(488,432)	(928,377)	—	—
Institutional Service Class	(334,661)	(1,155)	(4,018,120)	(7,007,136)	—	—
Institutional Class	(545,558)	(185,817)	(5,680,010)	(16,530,067)	(30,904)	(251,255)
Change in net assets from shareholder distributions	(1,030,133)	(300,452)	(10,598,582)	(24,870,666)	(30,904)	(514,951)
Change in net assets from capital transactions	(11,166,532)	112,791,076	(251,034,216)	(795,632,978)	(2,665,605)	(7,651,088)
Change in net assets	(18,349,456)	120,799,753	(280,200,519)	(535,971,843)	(3,936,629)	194,381
Net Assets:
Beginning of period	161,812,599	41,012,846	1,240,789,006	1,776,760,849	42,973,272	42,778,891
End of period	$143,463,143	$161,812,599	$960,588,487	$1,240,789,006	$39,036,643	$42,973,272
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	33

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets ex-China Fund		abrdn Emerging Markets Fund		abrdn Focused Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$640,542	$2,334,901	$2,482,698	$6,375,968	$186,073	$534,632
Proceeds from shares issued from the reorganization	—	10,051,470	—	—	—	—
Dividends reinvested	128,583	105,943	377,544	347,254	—	249,520
Cost of shares redeemed	(3,276,611)	(3,804,305)	(5,321,027)	(19,329,237)	(1,751,600)	(6,738,797)
Total Class A	(2,507,486)	8,688,009	(2,460,785)	(12,606,015)	(1,565,527)	(5,954,645)
Class C Shares
Proceeds from shares issued	29,250	193,714	10,125	13,435	—	—
Proceeds from shares issued from the reorganization	—	16,492	—	—	—	—
Dividends reinvested	554	—	—	377	—	—
Cost of shares redeemed	(63,180)	(40,691)	(571,457)	(741,495)	—	—
Total Class C	(33,376)	169,515	(561,332)	(727,683)	—	—
Class R Shares
Proceeds from shares issued	92,804	96,837	1,483,779	3,555,798	—	—
Proceeds from shares issued from the reorganization	—	2,225,186	—	—	—	—
Dividends reinvested	9,954	1,401	488,432	928,326	—	—
Cost of shares redeemed	(277,394)	(428,056)	(7,921,877)	(13,212,841)	—	—
Total Class R	(174,636)	1,895,368	(5,949,666)	(8,728,717)	—	—
Institutional Service Class Shares
Proceeds from shares issued	383,794	311,463	4,517,171	5,614,355	—	—
Proceeds from shares issued from the reorganization	—	51,591,402	—	—	—	—
Dividends reinvested	317,940	1,155	4,016,348	7,005,231	—	—
Cost of shares redeemed	(4,285,206)	(3,206,743)	(79,013,884)	(112,874,655)	—	—
Total Institutional Service Class	(3,583,472)	48,697,277	(70,480,365)	(100,255,069)	—	—
Institutional Class Shares
Proceeds from shares issued	12,074,897	59,473,208	15,399,792	101,436,121	145,804	439,403
Proceeds from shares issued from the reorganization	—	6,826,009	—	—	—	—
Dividends reinvested	534,908	185,458	3,523,991	12,439,531	27,599	222,829
Cost of shares redeemed	(17,477,367)	(13,143,768)	(190,505,851)	(787,191,146)	(1,273,481)	(2,358,675)
Total Institutional Class	(4,867,562)	53,340,907	(171,582,068)	(673,315,494)	(1,100,078)	(1,696,443)
Change in net assets from capital transactions:	$(11,166,532)	$112,791,076	$(251,034,216)	$(795,632,978)	$(2,665,605)	$(7,651,088)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
34	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets ex-China Fund		abrdn Emerging Markets Fund		abrdn Focused Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	53,693	193,792	182,551	479,686	12,893	36,572
Issued from the reorganization	–	804,839	–	–	–	–
Reinvested	10,751	9,125	27,883	27,172	–	17,621
Redeemed	(276,036)	(311,974)	(389,922)	(1,459,224)	(120,845)	(470,985)
Total Class A Shares	(211,592)	695,782	(179,488)	(952,366)	(107,952)	(416,792)
Class C Shares
Issued	2,805	18,040	757	1,002	–	–
Issued from the reorganization	–	1,495	–	–	–	–
Reinvested	52	–	–	30	–	–
Redeemed	(6,258)	(4,145)	(42,203)	(56,422)	–	–
Total Class C Shares	(3,401)	15,390	(41,446)	(55,390)	–	–
Class R Shares
Issued	8,488	8,485	110,848	279,056	–	–
Issued from the reorganization	–	193,427	–	–	–	–
Reinvested	904	131	36,697	73,852	–	–
Redeemed	(25,771)	(37,448)	(590,732)	(999,490)	–	–
Total Class R Shares	(16,379)	164,595	(443,187)	(646,582)	–	–
Institutional Service Class Shares
Issued	31,725	24,662	343,123	419,790	–	–
Issued from the reorganization	–	4,027,935	–	–	–	–
Reinvested	25,954	97	296,848	548,140	–	–
Redeemed	(353,234)	(244,421)	(5,757,540)	(8,641,068)	–	–
Total Institutional Service Class Shares	(295,555)	3,808,273	(5,117,569)	(7,673,138)	–	–
Institutional Class Shares
Issued	999,945	4,851,457	1,118,909	7,681,917	9,921	29,832
Issued from the reorganization	–	540,700	–	–	–	–
Reinvested	44,280	15,824	258,546	967,304	1,930	15,726
Redeemed	(1,478,365)	(1,065,460)	(13,885,164)	(58,922,757)	(87,566)	(163,157)
Total Institutional Class Shares	(434,140)	4,342,521	(12,507,709)	(50,273,536)	(75,715)	(117,599)
Total change in shares:	(961,067)	9,026,561	(18,289,399)	(59,601,012)	(183,667)	(534,391)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	35

Statements of Changes in Net Assets  (continued)

	abrdn Global Infrastructure Fund		abrdn International Small Cap Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income	$424,799	$745,698	$270,355	$867,738	$517,753	$368,188
Net realized gain/(loss) from investments and foreign currency transactions	2,243,492	2,315,934	3,945,550	4,724,545	1,116,789	4,325,037
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,225,176	6,315,743	507,357	31,123,539	(3,497,641)	6,398,213
Changes in net assets resulting from operations	3,893,467	9,377,375	4,723,262	36,715,822	(1,863,099)	11,091,438
Distributions to Shareholders From:
Distributable earnings
Class A	(628,023)	(357,908)	(1,202,140)	(369,121)	(48,785)	(14,283)
Class C	—	—	(4,999)	—	—	—
Class R	—	—	(34,265)	(7,616)	—	—
Institutional Class	(1,820,421)	(1,108,807)	(1,481,635)	(702,261)	(3,782,505)	(1,490,512)
Change in net assets from shareholder distributions	(2,448,444)	(1,466,715)	(2,723,039)	(1,078,998)	(3,831,290)	(1,504,795)
Change in net assets from capital transactions	(928,034)	(5,642,490)	(10,423,323)	(40,355,177)	1,122,211	(3,496,710)
Change in net assets	516,989	2,268,170	(8,423,100)	(4,718,353)	(4,572,178)	6,089,933
Net Assets:
Beginning of period	42,754,281	40,486,111	123,567,861	128,286,214	40,706,671	34,616,738
End of period	$43,271,270	$42,754,281	$115,144,761	$123,567,861	$36,134,493	$40,706,671
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
36	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Global Infrastructure Fund		abrdn International Small Cap Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$458,080	$349,577	$681,125	$938,194	$22,558	$199,267
Dividends reinvested	502,127	292,134	1,147,245	354,810	40,575	10,547
Cost of shares redeemed	(1,645,369)	(1,557,288)	(3,619,211)	(10,409,490)	(72,725)	(45,390)
Total Class A	(685,162)	(915,577)	(1,790,841)	(9,116,486)	(9,592)	164,424
Class C Shares
Proceeds from shares issued	—	—	1,729	65,493	—	—
Dividends reinvested	—	—	4,999	—	—	—
Cost of shares redeemed	—	—	(38,766)	(151,854)	—	—
Total Class C	—	—	(32,038)	(86,361)	—	—
Class R Shares
Proceeds from shares issued	—	—	75,412	128,386	—	—
Dividends reinvested	—	—	34,265	7,614	—	—
Cost of shares redeemed	—	—	(161,736)	(449,392)	—	—
Total Class R	—	—	(52,059)	(313,392)	—	—
Institutional Class Shares
Proceeds from shares issued	849,123	3,503,303	3,867,577	6,238,602	445,643	316,408
Dividends reinvested	1,781,348	1,079,010	1,481,489	702,164	3,690,141	1,446,878
Cost of shares redeemed	(2,873,343)	(9,309,226)	(13,897,451)	(37,779,704)	(3,003,981)	(5,424,420)
Total Institutional Class	(242,872)	(4,726,913)	(8,548,385)	(30,838,938)	1,131,803	(3,661,134)
Change in net assets from capital transactions:	$(928,034)	$(5,642,490)	$(10,423,323)	$(40,355,177)	$1,122,211	$(3,496,710)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	37

Statements of Changes in Net Assets  (continued)

	abrdn Global Infrastructure Fund		abrdn International Small Cap Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	19,794	15,098	22,462	33,039	2,014	18,208
Reinvested	22,796	12,660	39,155	13,040	3,828	951
Redeemed	(71,681)	(67,441)	(120,198)	(366,071)	(6,506)	(4,310)
Total Class A Shares	(29,091)	(39,683)	(58,581)	(319,992)	(664)	14,849
Class C Shares
Issued	–	–	68	2,708	–	–
Reinvested	–	–	193	–	–	–
Redeemed	–	–	(1,504)	(6,043)	–	–
Total Class C Shares	–	–	(1,243)	(3,335)	–	–
Class R Shares
Issued	–	–	2,681	5,012	–	–
Reinvested	–	–	1,264	302	–	–
Redeemed	–	–	(5,780)	(16,804)	–	–
Total Class R Shares	–	–	(1,835)	(11,490)	–	–
Institutional Class Shares
Issued	37,394	147,692	126,433	215,469	40,477	28,833
Reinvested	80,580	46,652	49,848	25,477	345,592	130,235
Redeemed	(125,054)	(405,458)	(458,362)	(1,312,676)	(269,252)	(488,100)
Total Institutional Class Shares	(7,080)	(211,114)	(282,081)	(1,071,730)	116,817	(329,032)
Total change in shares:	(36,171)	(250,797)	(343,740)	(1,406,547)	116,153	(314,183)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
38	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment loss	$(266,732)	$(859,201)	$(166,699)	$(171,994)
Net realized gain/(loss) from investments and foreign currency transactions	7,535,924	33,623,598	15,882,039	5,088,325
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(6,773,741)	74,680,350	(29,982,155)	67,089,539
Changes in net assets resulting from operations	495,451	107,444,747	(14,266,815)	72,005,870
Distributions to Shareholders From:
Distributable earnings
Class A	—	—	—	(242,416)
Institutional Service Class	—	—	—	(321,771)
Institutional Class	—	—	—	(23,249)
Change in net assets from shareholder distributions	—	—	—	(587,436)
Change in net assets from capital transactions	(37,604,958)	(127,766,617)	(21,956,825)	(39,835,154)
Change in net assets	(37,109,507)	(20,321,870)	(36,223,640)	31,583,280
Net Assets:
Beginning of period	344,708,444	365,030,314	349,092,086	317,508,806
End of period	$307,598,937	$344,708,444	$312,868,446	$349,092,086

(a)	Effective February 26, 2025, all Class C shares converted to Class A shares.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	39

Statements of Changes in Net Assets  (continued)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$7,068,350	$12,704,578	$660,878	$820,318
Dividends reinvested	—	—	—	214,930
Cost of shares redeemed	(13,330,180)	(23,073,308)	(15,366,750)	(27,813,631)
Total Class A	(6,261,830)	(10,368,730)	(14,705,872)	(26,778,383)
Class C Shares
Proceeds from shares issued	382,550	366,652	5,008	53,100
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(4,789,164)	(9,014,073)	(311,222)	(144,626)
Total Class C	(4,406,614)	(8,647,421)	(306,214)	(91,526)
Class R Shares
Proceeds from shares issued	584,995	886,537	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(341,388)	(795,147)	—	—
Total Class R	243,607	91,390	—	—
Institutional Service Class Shares
Proceeds from shares issued	2,150,808	6,686,749	155,216	333,524
Dividends reinvested	—	—	—	315,660
Cost of shares redeemed	(8,546,024)	(7,670,618)	(7,550,106)	(12,245,689)
Total Institutional Service Class	(6,395,216)	(983,869)	(7,394,890)	(11,596,505)
Institutional Class Shares
Proceeds from shares issued	9,819,501	27,115,806	1,146,496	1,484,717
Dividends reinvested	—	—	—	22,193
Cost of shares redeemed	(30,604,406)	(134,973,793)	(696,345)	(2,875,650)
Total Institutional Class	(20,784,905)	(107,857,987)	450,151	(1,368,740)
Change in net assets from capital transactions:	$(37,604,958)	$(127,766,617)	$(21,956,825)	$(39,835,154)

(a)	Effective February 26, 2025, all Class C shares converted to Class A shares.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
40	2025 Semi-Annual Report

Statements of Changes in Net Assets  (concluded)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025(a) (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	196,619	404,343	57,120	72,213
Reinvested	–	–	–	19,754
Redeemed	(368,749)	(739,006)	(1,290,972)	(2,431,774)
Total Class A Shares	(172,130)	(334,663)	(1,233,852)	(2,339,807)
Class C Shares
Issued	16,117	16,296	573	6,846
Reinvested	–	–	–	–
Redeemed	(184,605)	(398,802)	(36,307)	(18,717)
Total Class C Shares	(168,488)	(382,506)	(35,734)	(11,871)
Class R Shares
Issued	19,379	33,261	–	–
Reinvested	–	–	–	–
Redeemed	(11,310)	(29,323)	–	–
Total Class R Shares	8,069	3,938	–	–
Institutional Service Class Shares
Issued	53,679	192,888	11,590	25,821
Reinvested	–	–	–	25,726
Redeemed	(214,726)	(216,362)	(563,482)	(945,631)
Total Institutional Service Class Shares	(161,047)	(23,474)	(551,892)	(894,084)
Institutional Class Shares
Issued	241,458	775,981	82,262	112,324
Reinvested	–	–	–	1,793
Redeemed	(764,291)	(3,812,302)	(52,486)	(219,402)
Total Institutional Class Shares	(522,833)	(3,036,321)	29,776	(105,285)
Total change in shares:	(1,016,429)	(3,773,026)	(1,791,702)	(3,351,047)

(a)	Effective February 26, 2025, all Class C shares converted to Class A shares.

Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	41

Financial Highlights
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn China A Share Equity Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$22.44	$(0.02)	$(0.64)	$ (0.66)	$ (0.21)	$ –	$ (0.21)	$ 21.57
Year Ended October 31, 2024	21.48	0.19	0.85	1.04	(0.08)	–	(0.08)	22.44
Year Ended October 31, 2023	22.74	0.06	(1.32)	(1.26)	–	–	–	21.48
Year Ended October 31, 2022	37.76	0.01	(14.09)	(14.08)	–	(0.94)	(0.94)	22.74
Year Ended October 31, 2021	33.90	(0.11)	4.50	4.39	–	(0.53)	(0.53)	37.76
Year Ended October 31, 2020	25.61	0.08	9.29	9.37	–(i)	(1.08)	(1.08)	33.90
Class C Shares
Six-Month Period Ended April 30, 2025*	20.79	(0.08)	(0.60)	(0.68)	(0.05)	–	(0.05)	20.06
Year Ended October 31, 2024	19.95	0.05	0.79	0.84	–	–	–	20.79
Year Ended October 31, 2023	21.25	(0.10)	(1.20)	(1.30)	–	–	–	19.95
Year Ended October 31, 2022	35.58	(0.22)	(13.17)	(13.39)	–	(0.94)	(0.94)	21.25
Year Ended October 31, 2021	32.18	(0.31)	4.24	3.93	–	(0.53)	(0.53)	35.58
Year Ended October 31, 2020	24.52	(0.09)	8.83	8.74	–	(1.08)	(1.08)	32.18
Class R Shares
Six-Month Period Ended April 30, 2025*	21.70	(0.05)	(0.62)	(0.67)	(0.16)	–	(0.16)	20.87
Year Ended October 31, 2024	20.75	0.13	0.82	0.95	–	–	–	21.70
Year Ended October 31, 2023	22.03	(0.03)	(1.25)	(1.28)	–	–	–	20.75
Year Ended October 31, 2022	36.71	(0.06)	(13.68)	(13.74)	–	(0.94)	(0.94)	22.03
Year Ended October 31, 2021	33.07	(0.23)	4.40	4.17	–	(0.53)	(0.53)	36.71
Year Ended October 31, 2020	25.08	(0.06)	9.13	9.07	–	(1.08)	(1.08)	33.07
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	22.87	0.02	(0.66)	(0.64)	(0.28)	–	(0.28)	21.95
Year Ended October 31, 2024	21.90	0.25	0.89	1.14	(0.17)	–	(0.17)	22.87
Year Ended October 31, 2023	23.10	0.15	(1.35)	(1.20)	–	–	–	21.90
Year Ended October 31, 2022	38.24	0.06	(14.23)	(14.17)	(0.03)	(0.94)	(0.97)	23.10
Year Ended October 31, 2021	34.26	0.12	4.43	4.55	(0.04)	(0.53)	(0.57)	38.24
Year Ended October 31, 2020	25.85	0.05	9.51	9.56	(0.07)	(1.08)	(1.15)	34.26

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to 0.03% for the year ended October 31, 2023. Includes interest expense that amounts to less than 0.01% for the six months ended April 30, 2025 and the years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
42	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn China A Share Equity Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(2.95%)	$ 6,023	1.36%(g)	2.61%(g)	(0.15%)	23%
4.87%	7,635	1.38%(g)	2.48%(g)	0.93%	61%
(5.54%)	7,929	1.38%(g)	1.79%(g)	0.23%	36%
(38.20%)	9,609	1.33%(g)	1.78%(g)	0.04%	24%
12.98%(h)	18,476	1.32%(g)	1.58%(g)	(0.28%)	45%
38.06%(h)	10,888	1.32%(g)	2.55%(g)	0.28%	56%

(3.29%)	563	1.99%(g)	3.35%(g)	(0.81%)	23%
4.21%	670	2.00%(g)	3.16%(g)	0.28%	61%
(6.12%)	986	2.02%(g)	2.49%(g)	(0.42%)	36%
(38.62%)	1,533	1.99%(g)	2.51%(g)	(0.76%)	24%
12.23%	3,782	1.99%(g)	2.33%(g)	(0.86%)	45%
37.13%	587	1.99%(g)	3.37%(g)	(0.37%)	56%

(3.10%)	1,917	1.66%(g)	2.90%(g)	(0.46%)	23%
4.58%	2,133	1.64%(g)	2.74%(g)	0.69%	61%
(5.81%)	2,382	1.67%(g)	2.08%(g)	(0.12%)	36%
(38.37%)	2,356	1.61%(g)	2.06%(g)	(0.22%)	24%
12.63%(h)	4,557	1.64%(g)	1.90%(g)	(0.62%)	45%
37.63%(h)	3,215	1.62%(g)	2.85%(g)	(0.23%)	56%

(2.79%)	7,381	0.99%(g)	2.33%(g)	0.19%	23%
5.28%	8,720	1.00%(g)	2.14%(g)	1.22%	61%
(5.19%)	12,440	1.03%(g)	1.49%(g)	0.56%	36%
(37.99%)	16,915	0.99%(g)	1.51%(g)	0.19%	24%
13.33%	60,300	0.99%(g)	1.33%(g)	0.32%	45%
38.55%	4,919	0.99%(g)	2.34%(g)	0.20%	56%
2025 Semi-Annual Report	43

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions
Class A Shares
Six-Month Period Ended April 30, 2025*	$4.36	$0.05	$(0.03)	$ 0.02	$ (0.11)	$ –	$ –	$ (0.11)
Year Ended October 31, 2024	3.77	0.20	0.62	0.82	(0.20)	–	(0.03)	(0.23)
Year Ended October 31, 2023	3.75	0.21	0.04	0.25	(0.23)	–	–(h)	(0.23)
Year Ended October 31, 2022	4.74	0.20(i)	(0.95)	(0.75)	(0.22)	(0.01)	(0.01)	(0.24)
Year Ended October 31, 2021	3.68	0.23	1.06	1.29	(0.23)	–	–	(0.23)
Year Ended October 31, 2020	3.99	0.20	(0.28)	(0.08)	(0.23)	–	–	(0.23)
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	4.36	0.06	(0.03)	0.03	(0.12)	–	–	(0.12)
Year Ended October 31, 2024	3.77	0.21	0.62	0.83	(0.21)	–	(0.03)	(0.24)
Year Ended October 31, 2023	3.75	0.22	0.04	0.26	(0.24)	–	–(h)	(0.24)
Year Ended October 31, 2022	4.74	0.21(i)	(0.95)	(0.74)	(0.23)	(0.01)	(0.01)	(0.25)
Year Ended October 31, 2021	3.69	0.24	1.05	1.29	(0.24)	–	–	(0.24)
Year Ended October 31, 2020	4.00	0.21	(0.28)	(0.07)	(0.24)	–	–	(0.24)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to 0.01% for Class A and Institutional Class for the six months ended April 30, 2025. Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the years ended October 31, 2024 and October 31, 2023.
(h)	Less than $0.005 per share.
(i)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets reflects the effects of a liability accrued on
February 28, 2022 relating to withholding tax refunds that the Fund previously received and recorded which are being contested by the local tax authority. The accrued liability resulted in a decrease in net assets of approximately 0.87% as of October 31, 2022. (See Note 2i of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.24,
(15.67%), and 5.49%, respectively. For Institutional Class Shares, these amounts would have been $0.24, (15.45%), and 5.67%, respectively.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
44	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund  (concluded)
		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 4.27	0.58%	$ 3,628	1.51%(g)	1.68%(g)	2.46%	16%
4.36	22.03%	3,832	1.50%(g)	1.69%(g)	4.61%	75%
3.77	6.41%	3,619	1.56%(g)	1.69%(g)	5.16%	63%
3.75	(16.34%)(i)	4,094	1.50%	1.61%	4.62%(i)	79%
4.74	35.40%	4,986	1.50%	1.66%	5.03%	59%
3.68	(2.04%)(j)	3,885	1.50%	1.60%	5.20%	85%

4.27	0.70%	85,879	1.26%(g)	1.42%(g)	2.67%	16%
4.36	22.33%	93,666	1.25%(g)	1.43%(g)	4.84%	75%
3.77	6.67%	87,929	1.31%(g)	1.42%(g)	5.42%	63%
3.75	(16.12%)(i)	96,362	1.25%	1.34%	4.81%(i)	79%
4.74	35.36%	123,166	1.25%	1.39%	5.26%	59%
3.69	(1.77%)	100,350	1.25%	1.35%	5.37%	85%
2025 Semi-Annual Report	45

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn EM SMA Completion Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	$8.61	$0.11	$(0.15)	$ (0.04)	$ (0.06)	$ (0.06)	$ 8.51	(0.44%)
Year Ended October 31, 2024	8.12	0.25	0.34	0.59	(0.10)	(0.10)	8.61	7.19%
Period Ended October 31, 2023(h)	10.00	0.24	(2.12)	(1.88)	–	–	8.12	(18.80%)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Amounts listed as “–” are 0% or round to 0%
(h)	For the period from January 27, 2023 (commencement of operations) through October 31, 2023.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
46	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn EM SMA Completion Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 322	–(g)	30.15%	2.67%	20%
341	–(g)	25.44%	2.85%	47%
268	–(g)	27.99%	3.52%	30%

2025 Semi-Annual Report	47

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$12.30	$0.07	$(0.53)	$ (0.46)	$ (0.04)	$ (0.02)	$ (0.06)	$ 11.78
Year Ended October 31, 2024	10.28	0.09	1.99	2.08	(0.06)	–	(0.06)	12.30
Year Ended October 31, 2023	12.38	0.12	0.70	0.82	(0.11)	(2.81)	(2.92)	10.28
Year Ended October 31, 2022	18.17	0.08	(3.93)	(3.85)	–	(1.94)	(1.94)	12.38
Year Ended October 31, 2021	13.21	(0.06)	5.02	4.96	–	–	–	18.17
Year Ended October 31, 2020	12.87	(0.01)	0.77	0.76	(0.08)	(0.34)	(0.42)	13.21
Class C Shares
Six-Month Period Ended April 30, 2025*	10.84	0.02	(0.46)	(0.44)	–	(0.02)	(0.02)	10.38
Year Ended October 31, 2024	9.07	0.01	1.76	1.77	–	–	–	10.84
Year Ended October 31, 2023	11.24	0.05	0.62	0.67	(0.03)	(2.81)	(2.84)	9.07
Year Ended October 31, 2022	16.77	(0.02)	(3.57)	(3.59)	–	(1.94)	(1.94)	11.24
Year Ended October 31, 2021	12.27	(0.15)	4.65	4.50	–	–	–	16.77
Year Ended October 31, 2020	11.98	(0.08)	0.71	0.63	–	(0.34)	(0.34)	12.27
Class R Shares
Six-Month Period Ended April 30, 2025*	11.32	0.04	(0.48)	(0.44)	(0.03)	(0.02)	(0.05)	10.83
Year Ended October 31, 2024	9.47	0.03	1.85	1.88	(0.03)	–	(0.03)	11.32
Year Ended October 31, 2023	11.59	0.08	0.65	0.73	(0.04)	(2.81)	(2.85)	9.47
Year Ended October 31, 2022	17.19	0.02	(3.68)	(3.66)	–	(1.94)	(1.94)	11.59
Year Ended October 31, 2021	12.54	(0.11)	4.76	4.65	–	–	–	17.19
Year Ended October 31, 2020	12.21	(0.05)	0.73	0.68	(0.01)	(0.34)	(0.35)	12.54
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	12.63	0.09	(0.55)	(0.46)	(0.07)	(0.02)	(0.09)	12.08
Year Ended October 31, 2024	10.56	0.08	2.08	2.16	(0.09)	–	(0.09)	12.63
Year Ended October 31, 2023	12.66	0.14	0.72	0.86	(0.15)	(2.81)	(2.96)	10.56
Year Ended October 31, 2022	18.49	0.11	(4.00)	(3.89)	–	(1.94)	(1.94)	12.66
Year Ended October 31, 2021	13.41	(0.02)	5.10	5.08	–	–	–	18.49
Year Ended October 31, 2020	13.05	0.02	0.80	0.82	(0.12)	(0.34)	(0.46)	13.41
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	12.45	0.09	(0.53)	(0.44)	(0.07)	(0.02)	(0.09)	11.92
Year Ended October 31, 2024	10.40	0.13	2.01	2.14	(0.09)	–	(0.09)	12.45
Year Ended October 31, 2023	12.50	0.16	0.72	0.88	(0.17)	(2.81)	(2.98)	10.40
Year Ended October 31, 2022	18.27	0.08	(3.91)	(3.83)	–	(1.94)	(1.94)	12.50
Year Ended October 31, 2021	13.24	–(i)	5.03	5.03	–	–	–	18.27
Year Ended October 31, 2020	12.88	0.03	0.79	0.82	(0.12)	(0.34)	(0.46)	13.24

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
48	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(3.71%)	$ 28,753	1.35%(g)	1.64%(g)	1.13%	11%
20.25%	32,614	1.38%(g)	1.77%(g)	0.70%	35%
7.41%	20,114	1.46%(g)	2.36%(g)	1.12%	36%
(23.84%)	19,947	1.48%(g)	2.17%(g)	0.55%	129%
37.55%	27,814	1.53%	2.17%	(0.35%)	22%
5.93%(h)	22,455	1.53%(g)	2.17%(g)	(0.06%)	29%

(4.09%)	301	1.98%(g)	2.40%(g)	0.47%	11%
19.51%	351	2.01%(g)	2.52%(g)	0.12%	35%
6.64%	154	2.11%(g)	3.17%(g)	0.48%	36%
(24.32%)	135	2.14%(g)	3.05%(g)	(0.12%)	129%
36.67%	195	2.19%	3.03%	(1.01%)	22%
5.24%	205	2.19%(g)	3.04%(g)	(0.68%)	29%

(3.93%)	2,199	1.69%(g)	1.98%(g)	0.79%	11%
19.83%	2,484	1.64%(g)	2.04%(g)	0.23%	35%
7.07%	519	1.80%(g)	2.70%(g)	0.74%	36%
(24.12%)	588	1.88%(g)	2.57%(g)	0.13%	129%
37.08%	903	1.87%	2.51%	(0.69%)	22%
5.58%	898	1.91%(g)	2.55%(g)	(0.42%)	29%

(3.57%)	42,511	1.04%(g)	1.33%(g)	1.44%	11%
20.54%	48,158	1.05%(g)	1.47%(g)	0.60%	35%
7.63%	58	1.20%(g)	2.10%(g)	1.17%	36%
(23.62%)	236	1.23%(g)	1.92%(g)	0.78%	129%
37.88%	343	1.29%	1.93%	(0.12%)	22%
6.25%	250	1.29%(g)	1.93%(g)	0.18%	29%

(3.58%)	69,699	0.98%(g)	1.37%(g)	1.53%	11%
20.63%	78,206	1.01%(g)	1.50%(g)	1.07%	35%
7.86%	20,168	1.11%(g)	2.13%(g)	1.44%	36%
(23.57%)	3,740	1.13%(g)	1.88%(g)	0.61%	129%
37.99%	1,583	1.19%	1.88%	(0.02%)	22%
6.39%	1,409	1.19%(g)	1.88%(g)	0.27%	29%
2025 Semi-Annual Report	49

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$14.01	$0.03	$(0.24)	$ (0.21)	$ (0.16)	$ –	$ (0.16)	$ 13.64
Year Ended October 31, 2024	11.91	0.19	2.03	2.22	(0.12)	–	(0.12)	14.01
Year Ended October 31, 2023	11.29	0.13	0.66	0.79	(0.17)	–	(0.17)	11.91
Year Ended October 31, 2022	20.15	0.06	(6.98)	(6.92)	(0.02)	(1.92)	(1.94)	11.29
Year Ended October 31, 2021	16.79	0.04	3.46	3.50	–	(0.14)	(0.14)	20.15
Year Ended October 31, 2020	15.30	0.01	1.71	1.72	(0.22)	(0.01)	(0.23)	16.79
Class C Shares
Six-Month Period Ended April 30, 2025*	13.80	(0.02)	(0.24)	(0.26)	–	–	–	13.54
Year Ended October 31, 2024	11.74	0.06	2.00	2.06	–(i)	–	–(i)	13.80
Year Ended October 31, 2023	11.09	0.06	0.65	0.71	(0.06)	–	(0.06)	11.74
Year Ended October 31, 2022	19.90	(0.01)	(6.88)	(6.89)	–	(1.92)	(1.92)	11.09
Year Ended October 31, 2021	16.68	(0.08)	3.44	3.36	–	(0.14)	(0.14)	19.90
Year Ended October 31, 2020	15.18	(0.06)	1.69	1.63	(0.12)	(0.01)	(0.13)	16.68
Class R Shares
Six-Month Period Ended April 30, 2025*	13.69	0.01	(0.24)	(0.23)	(0.07)	–	(0.07)	13.39
Year Ended October 31, 2024	11.72	0.10	1.99	2.09	(0.12)	–	(0.12)	13.69
Year Ended October 31, 2023	11.11	0.11	0.66	0.77	(0.16)	–	(0.16)	11.72
Year Ended October 31, 2022	19.89	0.04	(6.90)	(6.86)	–(i)	(1.92)	(1.92)	11.11
Year Ended October 31, 2021	16.60	0.01	3.42	3.43	–	(0.14)	(0.14)	19.89
Year Ended October 31, 2020	15.14	–(i)	1.68	1.68	(0.21)	(0.01)	(0.22)	16.60
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	13.97	0.04	(0.24)	(0.20)	(0.13)	–	(0.13)	13.64
Year Ended October 31, 2024	11.95	0.17	2.03	2.20	(0.18)	–	(0.18)	13.97
Year Ended October 31, 2023	11.34	0.18	0.66	0.84	(0.23)	–	(0.23)	11.95
Year Ended October 31, 2022	20.26	0.11	(7.01)	(6.90)	(0.10)	(1.92)	(2.02)	11.34
Year Ended October 31, 2021	16.85	0.12	3.46	3.58	(0.03)	(0.14)	(0.17)	20.26
Year Ended October 31, 2020	15.37	0.07	1.70	1.77	(0.28)	(0.01)	(0.29)	16.85
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	14.08	0.05	(0.25)	(0.20)	(0.13)	–	(0.13)	13.75
Year Ended October 31, 2024	12.03	0.19	2.05	2.24	(0.19)	–	(0.19)	14.08
Year Ended October 31, 2023	11.40	0.20	0.66	0.86	(0.23)	–	(0.23)	12.03
Year Ended October 31, 2022	20.34	0.14	(7.05)	(6.91)	(0.11)	(1.92)	(2.03)	11.40
Year Ended October 31, 2021	16.90	0.14	3.48	3.62	(0.04)	(0.14)	(0.18)	20.34
Year Ended October 31, 2020	15.39	0.09	1.72	1.81	(0.29)	(0.01)	(0.30)	16.90

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
50	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(1.49%)	$ 33,474	1.41%(g)	1.49%(g)	0.47%	15%
18.70%	36,921	1.09%(g)	1.12%(g)	1.43%	33%
6.93%(h)	42,710	1.60%(g)	1.60%(g)	1.04%	30%
(37.56%)(h)	63,232	1.60%(g)	1.63%(g)	0.39%	37%
20.87%	116,268	1.56%(g)	1.56%(g)	0.20%	37%
11.31%	107,572	1.59%(g)	1.59%(g)	0.09%	26%

(1.88%)	1,089	2.10%(g)	2.30%(g)	(0.25%)	15%
17.57%	1,682	2.10%(g)	2.24%(g)	0.42%	33%
6.36%	2,081	2.10%(g)	2.20%(g)	0.50%	30%
(37.87%)	4,162	2.10%(g)	2.21%(g)	(0.09%)	37%
20.16%	10,662	2.10%(g)	2.13%(g)	(0.38%)	37%
10.74%	11,786	2.10%(g)	2.19%(g)	(0.40%)	26%

(1.70%)	93,533	1.80%(g)	1.88%(g)	0.09%	15%
17.89%	101,750	1.74%(g)	1.77%(g)	0.79%	33%
6.87%	94,625	1.75%(g)	1.75%(g)	0.88%	30%
(37.71%)	92,428	1.75%(g)	1.78%(g)	0.26%	37%
20.68%	133,696	1.72%(g)	1.72%(g)	0.04%	37%
11.13%	113,707	1.73%(g)	1.73%(g)	0.01%	26%

(1.44%)	370,688	1.25%(g)	1.33%(g)	0.61%	15%
18.56%	451,337	1.25%(g)	1.28%(g)	1.27%	33%
7.30%	477,809	1.25%(g)	1.25%(g)	1.37%	30%
(37.37%)	494,873	1.25%(g)	1.28%(g)	0.79%	37%
21.29%	476,046	1.21%(g)	1.21%(g)	0.56%	37%
11.64%(h)	362,229	1.24%(g)	1.24%(g)	0.50%	26%

(1.39%)	461,804	1.10%(g)	1.23%(g)	0.73%	15%
18.74%	649,098	1.10%(g)	1.22%(g)	1.43%	33%
7.44%	1,159,535	1.10%(g)	1.19%(g)	1.52%	30%
(37.26%)	1,606,819	1.10%(g)	1.22%(g)	0.90%	37%
21.45%	4,184,781	1.10%(g)	1.14%(g)	0.69%	37%
11.86%	3,414,059	1.10%(g)	1.18%(g)	0.59%	26%
2025 Semi-Annual Report	51

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused Emerging Markets ex-China Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$15.04	$0.04	$(0.48)	$ (0.44)	$ –	$ –	$ 14.60
Year Ended October 31, 2024	12.61	0.03	2.54	2.57	(0.14)	(0.14)	15.04
Year Ended October 31, 2023	13.07	0.07	0.13	0.20	(0.66)	(0.66)	12.61
Year Ended October 31, 2022	18.45	0.39(h)	(5.77)	(5.38)	–(i)	–(i)	13.07
Year Ended October 31, 2021	13.14	–	5.37	5.37	(0.06)	(0.06)	18.45
Year Ended October 31, 2020	11.59	0.05	1.77	1.82	(0.27)	(0.27)	13.14
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	15.08	0.06	(0.47)	(0.41)	(0.03)	(0.03)	14.64
Year Ended October 31, 2024	12.65	0.07	2.55	2.62	(0.19)	(0.19)	15.08
Year Ended October 31, 2023	13.12	0.11	0.13	0.24	(0.71)	(0.71)	12.65
Year Ended October 31, 2022	18.49	0.41(h)	(5.77)	(5.36)	(0.01)	(0.01)	13.12
Year Ended October 31, 2021	13.18	0.04	5.37	5.41	(0.10)	(0.10)	18.49
Year Ended October 31, 2020	11.62	0.08	1.79	1.87	(0.31)	(0.31)	13.18

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Beginning with the year ended October 31, 2022, income taxes on recovered refunds were included in foreign tax withholding on the Statement of Operations and, as such, are not included within the ratios of expenses to average net assets. Income taxes on recovered refunds for years prior to October 31, 2022 were reflected as expenses on the Statement of Operations and included within the ratios of expenses to average net assets.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (See Note 2i of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A shares would have been $0.07, (30.98%) and 0.47%, respectively. For Institutional Class shares, these amounts would have been $0.07, (30.83%) and 0.49%, respectively.
(i)	Less than $0.005 per share.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(k)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (See Note 2i of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 15.82%. For Institutional Class Shares, this amount would have been 16.12%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
52	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused Emerging Markets ex-China Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets (c)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (b)(f)

(2.93%)	$ 21,851	1.15%	1.15%(g)	1.75%(g)	0.56%	106%
20.48%	24,124	1.29%	1.29%(g)	1.79%(g)	0.23%	49%
1.13%	25,480	1.40%	1.40%	1.81%	0.53%	31%
(29.14%)(h)(j)	26,986	1.17%	1.17%	1.72%	2.59%(h)	37%
40.95%	43,059	1.38%	1.38%	1.73%	0.02%	17%
15.93%(k)	32,180	1.41%	1.41%	1.92%	0.40%	32%

(2.75%)	17,186	0.90%	0.90%(g)	1.48%(g)	0.80%	106%
20.79%	18,849	1.04%	1.04%(g)	1.51%(g)	0.47%	49%
1.39%	17,299	1.14%	1.14%	1.55%	0.77%	31%
(28.99%)(h)(j)	19,384	0.92%	0.92%	1.44%	2.71%(h)	37%
41.23%	32,312	1.13%	1.13%	1.45%	0.24%	17%
16.30%(k)	27,839	1.16%	1.16%	1.61%	0.65%	32%
2025 Semi-Annual Report	53

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$23.86	$0.22	$1.95	$ 2.17	$ (0.18)	$ (1.22)	$ –	$ (1.40)	$ 24.63
Year Ended October 31, 2024	19.81	0.36	4.44	4.80	(0.54)	(0.21)	–	(0.75)	23.86
Year Ended October 31, 2023	20.62	0.53	(0.36)	0.17	(0.59)	(0.39)	–	(0.98)	19.81
Year Ended October 31, 2022	24.18	0.41	(3.00)	(2.59)	(0.71)	(0.26)	–	(0.97)	20.62
Year Ended October 31, 2021	19.03	0.45	5.41	5.86	(0.71)	–	–	(0.71)	24.18
Year Ended October 31, 2020	21.93	0.53	(2.59)	(2.06)	(0.56)	(0.14)	(0.14)	(0.84)	19.03
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	23.92	0.25	1.95	2.20	(0.19)	(1.22)	–	(1.41)	24.71
Year Ended October 31, 2024	19.86	0.41	4.45	4.86	(0.59)	(0.21)	–	(0.80)	23.92
Year Ended October 31, 2023	20.66	0.59	(0.36)	0.23	(0.64)	(0.39)	–	(1.03)	19.86
Year Ended October 31, 2022	24.22	0.47	(3.01)	(2.54)	(0.76)	(0.26)	–	(1.02)	20.66
Year Ended October 31, 2021	19.05	0.52	5.41	5.93	(0.76)	–	–	(0.76)	24.22
Year Ended October 31, 2020	21.97	0.58	(2.60)	(2.02)	(0.62)	(0.14)	(0.14)	(0.90)	19.05

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
54	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

9.79%	$ 10,771	1.24%(g)	1.62%(g)	1.90%	10%
24.35%	11,127	1.25%(g)	1.62%(g)	1.55%	14%
0.53%	10,028	1.24%(g)	1.58%(g)	2.45%	20%
(11.04%)	11,350	1.24%	1.58%	1.81%	23%
31.09%	13,227	1.24%	1.63%	1.95%	31%
(9.49%)	9,206	1.33%	1.55%	2.61%	24%

9.92%	32,501	0.99%(g)	1.36%(g)	2.16%	10%
24.66%(h)	31,627	1.00%(g)	1.36%(g)	1.79%	14%
0.80%(h)	30,458	0.99%(g)	1.33%(g)	2.71%	20%
(10.82%)(h)	35,645	0.99%	1.33%	2.05%	23%
31.43%	45,076	0.99%	1.38%	2.25%	31%
(9.30%)	32,640	1.08%	1.27%	2.90%	24%
2025 Semi-Annual Report	55

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn International Small Cap Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$30.52	$0.04	$1.22	$ 1.26	$ (0.66)	$ –	$ (0.66)	$ 31.12
Year Ended October 31, 2024	23.46	0.13	7.10	7.23	(0.17)	–	(0.17)	30.52
Year Ended October 31, 2023	23.78	0.13	(0.05)	0.08	(0.40)	–	(0.40)	23.46
Year Ended October 31, 2022	42.73	0.28	(16.37)	(16.09)	–	(2.86)	(2.86)	23.78
Year Ended October 31, 2021	30.18	(0.20)	12.75	12.55	–	–	–	42.73
Year Ended October 31, 2020	28.11	(0.09)	3.63	3.54	(0.34)	(1.13)	(1.47)	30.18
Class C Shares
Six-Month Period Ended April 30, 2025*	26.87	(0.05)	1.08	1.03	(0.44)	–	(0.44)	27.46
Year Ended October 31, 2024	20.66	(0.05)	6.26	6.21	–	–	–	26.87
Year Ended October 31, 2023	20.94	(0.03)	(0.04)	(0.07)	(0.21)	–	(0.21)	20.66
Year Ended October 31, 2022	38.21	0.09	(14.50)	(14.41)	–	(2.86)	(2.86)	20.94
Year Ended October 31, 2021	27.16	(0.39)	11.44	11.05	–	–	–	38.21
Year Ended October 31, 2020	25.43	(0.25)	3.27	3.02	(0.16)	(1.13)	(1.29)	27.16
Class R Shares
Six-Month Period Ended April 30, 2025*	28.22	(0.01)	1.13	1.12	(0.58)	–	(0.58)	28.76
Year Ended October 31, 2024	21.71	0.05	6.57	6.62	(0.11)	–	(0.11)	28.22
Year Ended October 31, 2023	22.06	0.06	(0.04)	0.02	(0.37)	–	(0.37)	21.71
Year Ended October 31, 2022	39.97	0.21	(15.26)	(15.05)	–	(2.86)	(2.86)	22.06
Year Ended October 31, 2021	28.31	(0.28)	11.94	11.66	–	–	–	39.97
Year Ended October 31, 2020	26.46	(0.15)	3.40	3.25	(0.27)	(1.13)	(1.40)	28.31
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	31.00	0.10	1.24	1.34	(0.74)	–	(0.74)	31.60
Year Ended October 31, 2024	23.81	0.23	7.20	7.43	(0.24)	–	(0.24)	31.00
Year Ended October 31, 2023	24.12	0.22	(0.05)	0.17	(0.48)	–	(0.48)	23.81
Year Ended October 31, 2022	43.15	0.44	(16.61)	(16.17)	–	(2.86)	(2.86)	24.12
Year Ended October 31, 2021	30.37	(0.06)	12.84	12.78	–	–	–	43.15
Year Ended October 31, 2020	28.25	0.01	3.65	3.66	(0.41)	(1.13)	(1.54)	30.37

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
56	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn International Small Cap Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

4.28%	$ 55,628	1.34%(g)	1.59%(g)	0.30%	7%
30.93%	56,342	1.34%(g)	1.55%(g)	0.46%	32%
0.21%	50,828	1.34%(g)	1.49%(g)	0.49%	36%
(40.18%)(h)	58,262	1.35%(g)	1.43%(g)	0.91%	47%
41.58%(h)	112,408	1.34%(g)	1.42%(g)	(0.54%)	43%
13.02%	90,560	1.40%	1.61%	(0.33%)	30%

3.91%	284	1.99%(g)	2.38%(g)	(0.37%)	7%
30.06%	311	1.99%(g)	2.32%(g)	(0.18%)	32%
(0.44%)	308	1.99%(g)	2.32%(g)	(0.14%)	36%
(40.56%)(h)	349	1.99%(g)	2.23%(g)	0.35%	47%
40.68%(h)	561	1.99%(g)	2.18%(g)	(1.15%)	43%
12.27%	554	2.05%	2.38%	(1.02%)	30%

4.10%	1,665	1.67%(g)	1.92%(g)	(0.04%)	7%
30.54%	1,686	1.63%(g)	1.84%(g)	0.19%	32%
(0.04%)	1,546	1.60%(g)	1.75%(g)	0.27%	36%
(40.36%)	1,913	1.64%(g)	1.72%(g)	0.76%	47%
41.19%	2,535	1.62%(g)	1.70%(g)	(0.80%)	43%
12.68%	1,649	1.69%	1.90%	(0.61%)	30%

4.48%	57,567	0.99%(g)	1.33%(g)	0.64%	7%
31.31%	65,229	0.99%(g)	1.28%(g)	0.80%	32%
0.57%	75,604	0.99%(g)	1.24%(g)	0.81%	36%
(39.96%)(h)	117,960	0.99%(g)	1.18%(g)	1.44%	47%
42.08%(h)	191,244	0.99%(g)	1.15%(g)	(0.15%)	43%
13.41%	46,330	1.04%	1.35%	0.03%	30%
2025 Semi-Annual Report	57

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Real Estate Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2025*	$12.27	$0.14	$(0.73)	$ (0.59)	$ (0.08)	$ (1.10)	$ (1.18)	$ 10.50	(4.80%)
Year Ended October 31, 2024	9.53	0.10	3.05	3.15	(0.25)	(0.16)	(0.41)	12.27	33.65%
Year Ended October 31, 2023	10.84	0.27	(0.65)	(0.38)	(0.26)	(0.67)	(0.93)	9.53	(3.88%)
Year Ended October 31, 2022	15.68	0.15	(2.72)	(2.57)	(0.31)	(1.96)	(2.27)	10.84	(19.45%)
Year Ended October 31, 2021	12.40	0.11	4.84	4.95	(0.13)	(1.54)	(1.67)	15.68	44.07%
Year Ended October 31, 2020	17.98	0.25	(3.17)	(2.92)	(0.60)	(2.06)	(2.66)	12.40	(18.12%)
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	12.34	0.15	(0.72)	(0.57)	(0.08)	(1.10)	(1.18)	10.59	(4.62%)
Year Ended October 31, 2024	9.58	0.11	3.08	3.19	(0.27)	(0.16)	(0.43)	12.34	33.92%
Year Ended October 31, 2023	10.89	0.30	(0.65)	(0.35)	(0.29)	(0.67)	(0.96)	9.58	(3.67%)
Year Ended October 31, 2022	15.74	0.20	(2.75)	(2.55)	(0.34)	(1.96)	(2.30)	10.89	(19.24%)
Year Ended October 31, 2021	12.44	0.14	4.86	5.00	(0.16)	(1.54)	(1.70)	15.74	44.41%
Year Ended October 31, 2020	18.02	0.28	(3.16)	(2.88)	(0.64)	(2.06)	(2.70)	12.44	(17.85%)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the six-months ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023 and October 31, 2022. Includes interest expense that amounts to 0.01% and 0.05% for Class A and Institutional Class for the years ended October 31, 2021 and October 31, 2020, respectively.
See accompanying Notes to Financial Statements.
58	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Real Estate Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 442	1.24%(g)	1.62%(g)	2.49%	28%
524	1.25%(g)	1.66%(g)	0.86%	45%
266	1.26%(g)	1.75%(g)	2.58%	24%
397	1.25%(g)	1.67%(g)	1.13%	23%
1,090	1.26%(g)	1.72%(g)	0.80%	33%
1,971	1.30%(g)	1.71%(g)	1.84%	23%

35,692	0.99%(g)	1.36%(g)	2.75%	28%
40,182	1.00%(g)	1.39%(g)	0.96%	45%
34,351	1.01%(g)	1.47%(g)	2.82%	24%
41,592	1.00%(g)	1.42%(g)	1.53%	23%
56,593	1.01%(g)	1.47%(g)	1.01%	33%
46,235	1.05%(g)	1.48%(g)	2.05%	23%

2025 Semi-Annual Report	59

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$33.97	$(0.07)	$(0.10)	$ (0.17)	$ –	$ –	$ –	$ 33.80
Year Ended October 31, 2024	25.78	(0.15)	8.34	8.19	–	–	–	33.97
Year Ended October 31, 2023	30.19	(0.17)	(2.55)	(2.72)	–	(1.69)	(1.69)	25.78
Year Ended October 31, 2022	49.57	(0.25)	(9.33)	(9.58)	–	(9.80)	(9.80)	30.19
Year Ended October 31, 2021	33.55	(0.24)	18.64	18.40	–	(2.38)	(2.38)	49.57
Year Ended October 31, 2020	33.19	(0.20)	3.08	2.88	–	(2.52)	(2.52)	33.55
Class C Shares
Six-Month Period Ended April 30, 2025*	24.61	(0.13)	(0.07)	(0.20)	–	–	–	24.41
Year Ended October 31, 2024	18.78	(0.24)	6.07	5.83	–	–	–	24.61
Year Ended October 31, 2023	22.59	(0.25)	(1.87)	(2.12)	–	(1.69)	(1.69)	18.78
Year Ended October 31, 2022	39.79	(0.36)	(7.04)	(7.40)	–	(9.80)	(9.80)	22.59
Year Ended October 31, 2021	27.48	(0.42)	15.11	14.69	–	(2.38)	(2.38)	39.79
Year Ended October 31, 2020	27.79	(0.33)	2.54	2.21	–	(2.52)	(2.52)	27.48
Class R Shares
Six-Month Period Ended April 30, 2025*	28.73	(0.10)	(0.08)	(0.18)	–	–	–	28.55
Year Ended October 31, 2024	21.86	(0.20)	7.07	6.87	–	–	–	28.73
Year Ended October 31, 2023	25.92	(0.21)	(2.16)	(2.37)	–	(1.69)	(1.69)	21.86
Year Ended October 31, 2022	44.07	(0.31)	(8.04)	(8.35)	–	(9.80)	(9.80)	25.92
Year Ended October 31, 2021	30.12	(0.32)	16.65	16.33	–	(2.38)	(2.38)	44.07
Year Ended October 31, 2020	30.14	(0.27)	2.77	2.50	–	(2.52)	(2.52)	30.12
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	37.99	(0.03)	(0.12)	(0.15)	–	–	–	37.84
Year Ended October 31, 2024	28.74	(0.07)	9.32	9.25	–	–	–	37.99
Year Ended October 31, 2023	33.38	(0.10)	(2.85)	(2.95)	–	(1.69)	(1.69)	28.74
Year Ended October 31, 2022	53.65	(0.19)	(10.28)	(10.47)	–	(9.80)	(9.80)	33.38
Year Ended October 31, 2021	36.06	(0.15)	20.12	19.97	–	(2.38)	(2.38)	53.65
Year Ended October 31, 2020	35.41	(0.12)	3.29	3.17	–	(2.52)	(2.52)	36.06
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	38.23	–(h)	(0.13)	(0.13)	–	–	–	38.10
Year Ended October 31, 2024	28.89	(0.02)	9.36	9.34	–	–	–	38.23
Year Ended October 31, 2023	33.50	(0.05)	(2.87)	(2.92)	–	(1.69)	(1.69)	28.89
Year Ended October 31, 2022	53.75	(0.15)	(10.30)	(10.45)	–	(9.80)	(9.80)	33.50
Year Ended October 31, 2021	36.09	(0.10)	20.14	20.04	–	(2.38)	(2.38)	53.75
Year Ended October 31, 2020	35.40	(0.09)	3.30	3.21	–	(2.52)	(2.52)	36.09

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
60	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(0.50%)	$ 92,788	1.38%	1.49%	(0.39%)	20%
31.77%	99,116	1.40%(g)	1.48%(g)	(0.48%)	47%
(9.50%)	83,828	1.39%(g)	1.43%(g)	(0.57%)	30%
(23.82%)	108,078	1.35%(g)	1.35%(g)	(0.74%)	59%
56.92%	172,963	1.35%	1.35%	(0.56%)	78%
8.97%	124,673	1.40%(g)	1.40%(g)	(0.62%)	61%

(0.77%)	7,352	1.98%	2.22%	(0.97%)	20%
31.04%	11,559	1.99%(g)	2.19%(g)	(1.06%)	47%
(10.08%)	16,007	2.00%(g)	2.15%(g)	(1.17%)	30%
(24.30%)	25,068	1.99%(g)	2.06%(g)	(1.38%)	59%
55.93%	44,295	1.99%	2.06%	(1.20%)	78%
8.25%	36,621	2.05%(g)	2.10%(g)	(1.26%)	61%

(0.63%)	3,965	1.65%	1.76%	(0.66%)	20%
31.43%	3,759	1.64%(g)	1.72%(g)	(0.73%)	47%
(9.73%)	2,773	1.64%(g)	1.68%(g)	(0.82%)	30%
(24.04%)	3,286	1.65%(g)	1.65%(g)	(1.03%)	59%
56.50%	5,408	1.63%	1.63%	(0.84%)	78%
8.59%	3,554	1.75%(g)	1.75%(g)	(0.96%)	61%

(0.39%)	30,577	1.14%	1.25%	(0.15%)	20%
32.19%	36,819	1.10%(g)	1.18%(g)	(0.19%)	47%
(9.27%)	28,529	1.13%(g)	1.17%(g)	(0.31%)	30%
(23.64%)	31,893	1.11%(g)	1.11%(g)	(0.50%)	59%
57.33%	41,568	1.11%	1.11%	(0.31%)	78%
9.24%	31,548	1.13%(g)	1.13%(g)	(0.35%)	61%

(0.31%)	172,917	0.98%	1.19%	0.02%	20%
32.33%	193,456	0.99%(g)	1.14%(g)	(0.06%)	47%
(9.14%)	233,893	1.00%(g)	1.14%(g)	(0.16%)	30%
(23.54%)	559,518	0.99%(g)	1.07%(g)	(0.38%)	59%
57.48%	931,614	0.99%	1.06%	(0.21%)	78%
9.37%	536,973	1.04%(g)	1.10%(g)	(0.27%)	61%
2025 Semi-Annual Report	61

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$11.82	$(0.01)	$(0.52)	$ (0.53)	$ –	$ –	$ –	$ 11.29
Year Ended October 31, 2024	9.62	(0.01)	2.22	2.21	(0.01)	–	(0.01)	11.82
Year Ended October 31, 2023	9.38	0.01	0.27	0.28	–	(0.04)	(0.04)	9.62
Year Ended October 31, 2022	17.32	(0.05)	(3.52)	(3.57)	–	(4.37)	(4.37)	9.38
Year Ended October 31, 2021	13.79	(0.05)	5.31	5.26	–	(1.73)	(1.73)	17.32
Year Ended October 31, 2020	12.95	(0.03)	2.17	2.14	(0.01)	(1.29)	(1.30)	13.79
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	13.35	–(h)	(0.58)	(0.58)	–	–	–	12.77
Year Ended October 31, 2024	10.86	0.01	2.52	2.53	(0.04)	–	(0.04)	13.35
Year Ended October 31, 2023	10.56	0.04	0.30	0.34	–	(0.04)	(0.04)	10.86
Year Ended October 31, 2022	18.91	(0.03)	(3.95)	(3.98)	–	(4.37)	(4.37)	10.56
Year Ended October 31, 2021	14.89	(0.02)	5.77	5.75	–	(1.73)	(1.73)	18.91
Year Ended October 31, 2020	13.88	(–)(h)	2.34	2.34	(0.04)	(1.29)	(1.33)	14.89
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	13.48	0.01	(0.59)	(0.58)	–	–	–	12.90
Year Ended October 31, 2024	10.96	0.02	2.53	2.55	(0.03)	–	(0.03)	13.48
Year Ended October 31, 2023	10.65	0.04	0.31	0.35	–	(0.04)	(0.04)	10.96
Year Ended October 31, 2022	19.03	(0.02)	(3.99)	(4.01)	–	(4.37)	(4.37)	10.65
Year Ended October 31, 2021	14.96	(0.01)	5.81	5.80	–	(1.73)	(1.73)	19.03
Year Ended October 31, 2020	13.93	0.01	2.35	2.36	(0.04)	(1.29)	(1.33)	14.96

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
62	2025 Semi-Annual Report

Financial Highlights  (concluded)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(4.48%)	$ 204,219	1.19%	1.23%	(0.18%)	16%
23.00%	228,270	1.19%	1.24%	(0.13%)	18%
3.00%	208,286	1.19%(g)	1.27%(g)	0.11%	32%
(27.49%)	222,190	1.19%(g)	1.24%(g)	(0.43%)	44%
41.35%	345,638	1.19%	1.23%	(0.33%)	111%
17.50%	264,977	1.19%	1.26%	(0.24%)	50%

(4.34%)	100,729	0.96%	1.00%	0.05%	16%
23.28%	112,647	0.96%	1.01%	0.10%	18%
3.23%	101,341	0.96%(g)	1.04%(g)	0.33%	32%
(27.32%)	106,068	0.97%(g)	1.02%(g)	(0.20%)	44%
41.61%	158,581	0.97%	1.01%	(0.11%)	111%
17.79%	121,611	0.97%	1.04%	(0.01%)	50%

(4.30%)	7,921	0.90%	1.01%	0.11%	16%
23.34%	7,875	0.90%	1.01%	0.16%	18%
3.30%	7,555	0.90%(g)	1.04%(g)	0.39%	32%
(27.29%)	8,644	0.90%(g)	1.01%(g)	(0.14%)	44%
41.77%	14,953	0.90%	1.00%	(0.05%)	111%
17.89%	10,982	0.90%	1.01%	0.05%	50%

2025 Semi-Annual Report	63

Notes to  Financial Statements (unaudited)
April 30, 2025

1.  Organization
abrdn Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2025, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2025, the Trust operated eighteen (18) separate series, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the eleven (11) funds listed below (each, a "Fund"; collectively, the "Funds"):
•	abrdn China A Share Equity Fund ("China A Share Equity Fund")
•	abrdn Dynamic Dividend Fund (“Dynamic Dividend Fund”)
•	abrdn EM SMA Completion Fund* ("EM SMA Completion Fund")
•	abrdn Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)
•	abrdn Emerging Markets Fund (“Emerging Markets Fund”)
•	abrdn Focused Emerging Markets ex-China Fund (formerly, abrdn Global Equity Impact Fund) (“Focused Emerging Markets ex-China Fund”)
•	abrdn Global Infrastructure Fund (“Global Infrastructure Fund”)
•	abrdn International Small Cap Fund (formerly, (“International Small Cap Fund”)
•	abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund) (“Real Estate Fund”)
•	abrdn U.S. Small Cap Equity Fund (“U.S. Small Cap Equity Fund”)
•	abrdn U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”)
*Not available to the General Public. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where abrdn Inc. ("Aberdeen" or the "Adviser"), the Fund's Adviser or an affiliate of the Adviser has an agreement with the managed account program sponsor (the"Program Sponsor"), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account. The Fund is a "completion fund," meaning that it is intended to be used as part of a broader investment program by certain separately managed account clients.
2.  Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.	Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the
64	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined above). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
•	Level 1 - quoted prices (unadjusted) in active markets for identical investments;
•	Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
2025 Semi-Annual Report	65

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Statements of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
China A Share Equity Fund
Assets
Investments in Securities
Common Stocks	$–	$14,831,629	$–	$14,831,629
Exchange-Traded Funds	573,368	–	–	573,368
Short-Term Investment	469,000	–	–	469,000
Total Investments	$1,042,368	$14,831,629	$–	$15,873,997
Total Investment Assets	$1,042,368	$14,831,629	$–	$15,873,997
Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$57,273,747	$30,955,302	$–	$88,229,049
Preferred Stocks	–	1,191,684	–	1,191,684
Short-Term Investment	329,815	–	–	329,815
Total Investments	$57,603,562	$32,146,986	$–	$89,750,548
Total Investment Assets	$57,603,562	$32,146,986	$–	$89,750,548
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(191,580)	$–	$(191,580)
Total Investment Liabilities	$–	$(191,580)	$–	$(191,580)
EM SMA Completion Fund
Assets
Investments in Securities
Common Stocks	$87,892	$199,476	$–	$287,368
Preferred Stocks	12,572	33,671	–	46,243
Short-Term Investment	5,751	–	–	5,751
Total Investments	$106,215	$233,147	$–	$339,362
Total Investment Assets	$106,215	$233,147	$–	$339,362
66	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets ex-China Fund
Assets
Investments in Securities
Common Stocks	$24,405,031	$109,437,294	$–	$133,842,325
Preferred Stocks	2,439,913	6,962,209	–	9,402,122
Short-Term Investment	29,301	–	–	29,301
Total Investments	$26,874,245	$116,399,503	$–	$143,273,748
Total Investment Assets	$26,874,245	$116,399,503	$–	$143,273,748
Emerging Markets Fund
Assets
Investments in Securities
Common Stocks	$94,996,107	$782,505,087	$–	$877,501,194
Preferred Stocks	16,092,876	35,755,942	–	51,848,818
Short-Term Investment	35,670,482	–	–	35,670,482
Total Investments	$146,759,465	$818,261,029	$–	$965,020,494
Total Investment Assets	$146,759,465	$818,261,029	$–	$965,020,494
Focused Emerging Markets ex-China Fund
Assets
Investments in Securities
Common Stocks	$19,946,814	$11,422,590	$–	$31,369,404
Exchange-Traded Funds	5,604,710	–	–	5,604,710
Preferred Stocks	–	1,782,542	–	1,782,542
Short-Term Investment	557,826	–	–	557,826
Total Investments	$26,109,350	$13,205,132	$–	$39,314,482
Total Investment Assets	$26,109,350	$13,205,132	$–	$39,314,482
Global Infrastructure Fund
Assets
Investments in Securities
Common Stocks	$25,128,715	$16,717,355	$–	$41,846,070
Rights	5,567	–	–	5,567
Short-Term Investment	1,303,917	–	–	1,303,917
Total Investments	$26,438,199	$16,717,355	$–	$43,155,554
Total Investment Assets	$26,438,199	$16,717,355	$–	$43,155,554
International Small Cap Fund
Assets
Investments in Securities
Common Stocks	$14,078,750	$93,477,571	$–	$107,556,321
Preferred Stocks	–	2,897,247	–	2,897,247
Short-Term Investment	5,086,869	–	–	5,086,869
Total Investments	$19,165,619	$96,374,818	$–	$115,540,437
Total Investment Assets	$19,165,619	$96,374,818	$–	$115,540,437
2025 Semi-Annual Report	67

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Real Estate Fund
Assets
Investments in Securities
Common Stocks	$35,607,343	$–	$–	$35,607,343
Short-Term Investment	543,715	–	–	543,715
Total Investments	$36,151,058	$–	$–	$36,151,058
Total Investment Assets	$36,151,058	$–	$–	$36,151,058
U.S. Small Cap Equity Fund
Assets
Investments in Securities
Common Stocks	$302,819,888	$–	$–	$302,819,888
Short-Term Investment	5,225,551	–	–	5,225,551
Total Investments	$308,045,439	$–	$–	$308,045,439
Total Investment Assets	$308,045,439	$–	$–	$308,045,439
U.S. Sustainable Leaders Fund
Assets
Investments in Securities
Common Stocks	$300,902,761	$–	$–	$300,902,761
Short-Term Investment	12,153,066	–	–	12,153,066
Total Investments	$313,055,827	$–	$–	$313,055,827
Total Investment Assets	$313,055,827	$–	$–	$313,055,827
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2025, there were no significant changes to the fair valuation methodologies.
Level 3 investments held during and at the end of the six-month period ended April 30, 2025 in relation to net assets, of the China A Share Equity Fund and of the Emerging Markets Fund were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented. The valuation technique used at April 30, 2025 was fair valuation at zero pursuant to procedures approved by the Board.
b.	Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.	Foreign Currency Translation:
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.
68	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

d.	Rights Issues and Warrants:
Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
e.	Derivative Financial Instruments:
Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.
During the six-month period ended April 30, 2025, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark.
While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.
Summary of Derivative Instruments
Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2025:

2025 Semi-Annual Report	69

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
Dynamic Dividend Fund
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$191,580	$–	$–	$–	$–	$191,580
Total	$–	$191,580	$–	$–	$–	$–	$191,580
Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2025 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Dynamic Dividend Fund
Foreign Currency Exchange Contracts
Royal Bank of Canada	$–	$–	$–	$–	$189,375	$–	$–	$189,375
Standard Chartered Bank	–	–	–	–	2,205	–	–	2,205
Amounts listed as “–” are $0 or round to $0.
The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$33,297	$–	$–	$–	$33,297
Total	$–	$33,297	$–	$–	$–	$33,297
70	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$(326,542)	$–	$–	$–	$(326,542)
Total	$–	$(326,542)	$–	$–	$–	$(326,542)
Amounts listed as “–” are $0 or round to $0.
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2025. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2025.
Derivative	Average Notional Value
Dynamic Dividend Fund
Foreign Currency Contracts Purchased	$1,822,206
Foreign Currency Contracts Sold	$8,627,390
f.	Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the average net asset value of that class’ shares in proportion to the average net assets of the relevant Fund when incurred. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
g.	Distributions:
Distributions from net investment income, if any, are declared and paid annually for all Funds except the Dynamic Dividend Fund, which declares and pays monthly, and the Global Infrastructure Fund and Real Estate Fund, which declare and pay quarterly. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatment for foreign currencies and loss deferrals.
h.	Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would
2025 Semi-Annual Report	71

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.
Each Fund recognizes interest and penalties related to tax items, including uncertain tax positions, within interest expense and other expenses respectively. No interest expense or penalties related to taxation have been recognized as of and for the six-month period ended April 30, 2025.
i.	Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.
abrdn Focused Emerging Markets ex-China Fund
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes Article 63 EU Tax Reclaims when it is more likely than not that the Fund will sustain its position that it is due.
As of April 30, 2025, the Fund has remaining Article 63 EU Tax Reclaims, primarily related to Germany and Spain. Certain of the outstanding Article 63 EU Tax Reclaims related to Germany and Spain are not deemed to meet the recognition criteria under U.S. GAAP as of April 30, 2025, and have not been recorded in the Fund’s respective net asset value. As of April 30, 2025, the total amount of outstanding reclaims (before the impact of interest, tax or additional costs incurred in the pursuit of such reclaims) filed with Germany and Spain represent approximately $1,751,631. The amount net of estimated taxes represent $1,007,188. Recognition by the Fund of these amounts would have a positive impact on the Fund's performance.
The receipt of Article 63 EU reclaims from these jurisdictions also results in a tax liability to the shareholders to offset the tax benefits that shareholders received in the past. Such amounts are estimated based on a closing agreement template created by the IRS, which is applicable to all industry participants, in relation to the remittance by a fund of taxes due by its shareholders and paid on their behalf by the fund. The Fund accrues this tax liability which the Fund intends to settle on behalf of its shareholders in accordance with U.S. GAAP.
As of April 30, 2025, an estimated tax amount has been accrued of $282,539 related to the reclaims received during the period from France. This amount is reflected as Payable to IRS on behalf of shareholders related to Article 63 EU Tax reclaims on the accompanying Statements of Assets and Liabilities.
abrdn Emerging Markets ex-China Fund
abrdn Emerging Markets ex-China Fund (inherited claims filed by the abrdn Emerging Markets Sustainable Leaders Fund) filed for Article 63 EU Tax Reclaims in France and Germany. During the period, the Emerging Markets ex-China Fund received a French EU reclaim payment for $192,570 related to claim years 2010-2011. The Fund accrued a net IRS tax liability of $9,827 at the time of recognition.
As of April 30, 2025, the abrdn Emerging Markets ex-China Fund has remaining Article 63 EU Tax Reclaims, primarily related to Germany and France. Certain of the outstanding Article 63 EU Tax Reclaims related to Germany and France are not deemed to meet the recognition criteria under U.S. GAAP as of April 30, 2025, and have not been recorded in the Fund’s net asset value. Recognition by the abrdn Emerging Markets ex-China Fund of these amounts would have a positive impact on the Fund's performance.
j.	Securities Lending:
Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian) ("State Street"), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require
72	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

the borrower to mark to market such collateral on a daily basis so that the fair value of such collateral does not fall below 100% of the fair value of the portfolio securities so loaned.
Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.
The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks including the event of default or insolvency of the borrower and possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and, therefore, this amount is not presented on the Funds’ Statements of Investments.
For the six-month period ended April 30, 2025, no lending activity took place.
3.  Agreements and Transactions with Affiliates
a.	Investment Adviser:
Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Board.
For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
China A Share Equity Fund	Up to $500 million	0.850%
	$500 million up to $2 billion	0.800%
	On $2 billion and more	0.750%
Dynamic Dividend Fund	Up to $250 million	1.000%
	On $250 million and more	0.950%
EM SMA Completion Fund	On all assets	-[1]
Emerging Markets ex-China Fund	Up to $500 million	0.750%
	$500 million up to $2 billion	0.730%
	On $2 billion and more	0.700%
Emerging Markets Fund	On all assets	0.900%
Focused Emerging Markets ex-China Fund	$0 up to $500 million	0.750%
	$500 million up to $2 billion	0.730%
	$2 billion and more	0.700%
Global Infrastructure Fund	Up to $250 million	0.750%
	$250 million up to $750 million	0.700%
	$750 million to $1 billion	0.650%
	On $1 billion and more	0.550%
International Small Cap Fund	Up to $100 million	0.850%
	On $100 million and more	0.750%
Real Estate Fund	On all assets	0.800%
U.S. Small Cap Equity Fund	Up to $100 million	0.950%
	On $100 million and more	0.800%
U.S. Sustainable Leaders Fund	Up to $500 million	0.700%
	$500 million up to $2 billion	0.650%
	On $2 billion and more	0.600%

2025 Semi-Annual Report	73

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

1	None of abrdn Inc. (the “Adviser”), abrdn Asia Limited (“aAL”) or abrdn Investments Limited (“aIL” and collectively with aAL, the “Sub-advisers”) charges a management fee or sub-advisory fee to the Fund.
The Adviser has engaged the services of affiliates abrdn Asia Limited and abrdn Investments Limited as subadvisers (the “Subadvisers”) pursuant to subadvisory agreements. The Subadvisers manage a portion of certain Funds’ investments and have the responsibility for making all investment decisions for the portion of a Fund’s assets they manage. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadvisers.
The Trust and Aberdeen have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund, this contractual limitation may not be terminated before February 28, 2026 without the approval of the Trustees who are not “interested persons” of the Trust, as such term is defined by the 1940 Act (the “Independent Trustees”). For each Fund except the Dynamic Dividend Fund, Focused Emerging Markets ex-China Fund, Global Infrastructure Fund and Real Estate Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares, and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Dynamic Dividend Fund, Global Infrastructure Fund and Real State Fund excludes certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. The Expense Limitation Agreement with respect to the Focused Emerging Markets ex-China Fund excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses and Rule 12b-1 fees for Class A shares and extraordinary expenses.
Fund	Limit
China A Share Equity Fund	0.99%
EM SMA Completion Fund	0.00%
Emerging Markets ex-China Fund	0.90%
Emerging Markets Fund	1.10%
Focused Emerging Markets ex-China Fund	0.90%
International Small Cap Fund	0.99%
U.S. Small Cap Equity Fund	0.95%
U.S. Sustainable Leaders Fund	0.90%

Fund	Class A Limit	Institutional Class Limit
Dynamic Dividend Fund	1.50%	1.25%
Global Infrastructure Fund	1.24%	0.99%
Real Estate Fund	1.24%	0.99%
Reimbursements, if any, are settled with the Adviser monthly. Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by abrdn is not permitted.
As of April 30, 2025, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:
Fund	Amount Fiscal Year 2022 (Expires 10/31/25)	Amount Fiscal Year 2023 (Expires 10/31/26)	Amount Fiscal Year 2024 (Expires 10/31/27)	Amount Six Months Ended April 30, 2025 (Expires 4/30/28)	Total*
China A Share Equity Fund	$299,918	$158,769	$212,288	$109,548	$780,523
Dynamic Dividend Fund	104,327	119,893	180,116	75,999	480,335
EM SMA Completion Fund	–	57,180	82,630	49,924	189,734
74	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Fund	Amount Fiscal Year 2022 (Expires 10/31/25)	Amount Fiscal Year 2023 (Expires 10/31/26)	Amount Fiscal Year 2024 (Expires 10/31/27)	Amount Six Months Ended April 30, 2025 (Expires 4/30/28)	Total*
Emerging Markets ex-China Fund	$183,875	$296,060	$440,057	$262,937	$1,182,929
Emerging Markets Fund	3,610,371	1,294,758	1,295,131	565,710	6,765,970
Focused Emerging Markets ex-China Fund	300,400	202,030	216,075	116,566	835,071
Global Infrastructure Fund	181,503	166,135	158,118	75,650	581,406
International Small Cap Fund	386,527	361,392	343,100	173,944	1,264,963
Real Estate Fund	214,703	186,600	150,016	69,159	620,478
U.S. Small Cap Equity Fund	573,835	674,100	496,861	289,398	2,034,194
U.S. Sustainable Leaders Fund	209,581	290,346	184,991	75,756	760,674
Amounts listed as “–” are $0 or round to $0.
*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.	Fund Administration:
Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust’s average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.
c.	Distributor and Shareholder Servicing:
The Trust and Aberdeen Fund Distributors, LLC (the “Distributor”) are parties to the current Underwriting Agreement (the “Underwriting Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares.
The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders’ financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class C Shares(a)	Class R Shares(a)
China A Share Equity Fund	0.25%	1.00%	0.50%
Dynamic Dividend Fund	0.25%	–	–
EM SMA Completion Fund	–	–	–
Emerging Markets ex-China Fund	0.25%	1.00%	0.50%
Emerging Markets Fund	0.25%	1.00%	0.50%
Focused Emerging Markets ex-China Fund	0.25%	–	–
Global Infrastructure Fund	0.25%	–	–
International Small Cap Fund	0.25%	1.00%	0.50%
Real Estate Fund	0.25%	–	–
U.S. Small Cap Equity Fund	0.25%	1.00%	0.50%
U.S. Sustainable Leaders Fund	0.25%	1.00%	–

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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

(a)	0.25% of which is service fees.
The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.
Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges (“CDSCs”) of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.
In addition, the Distributor will re-allow to dealers 5.00% of sales charges on Class A shares of the Funds, which have a maximum front-end sales charge of 5.75% and the Distributor or the Adviser may compensate broker dealers or financial intermediaries from its own resources at the rate of 1.00% on sales of Class C shares of the Funds, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2025 was as follows:
Fund	Commissions Retained from Front-End Sales Charges of Class A Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A) Shares
China A Share Equity Fund	$2,588	$66
Dynamic Dividend Fund	–	–
EM SMA Completion Fund	–	–
Emerging Markets ex-China Fund	107	–
Emerging Markets Fund	528	94
Focused Emerging Markets ex-China Fund	–	–
Global Infrastructure Fund	1,816	–
International Small Cap Fund	341	–
Real Estate Fund	–	–
U.S. Small Cap Equity Fund	13,797	208
U.S. Sustainable Leaders Fund	7,309	–
Total Retained	$26,486	$ 368
Amounts listed as “–” are $0 or round to $0.
d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses:
The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.
Class A, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2026, the administrative service fee for a Fund is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Class C and Institutional Class shares may also pay for the services described above directly, as these classes are not subject to an Administrative Services Plan.
The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2025 was as follows:

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April 30, 2025

Amounts listed as “–” are $0 or round to $0.
Fund	Class A	Class C	Class R	Institutional Service	Institutional
China A Share Equity Fund	$3,872	$361	$1,685	$110	$3,780
Dynamic Dividend Fund	1,235	–	–	–	27,555
EM SMA Completion Fund	–	–	–	–	–
Emerging Markets ex-China Fund	18,527	207	2,483	14,168	37,813
Emerging Markets Fund	10,719	802	97,814	302,481	156,935
Focused Emerging Markets ex-China Fund	14,525	–	–	–	9,958
Global Infrastructure Fund	4,645	–	–	–	11,701
International Small Cap Fund	27,202	213	1,431	–	28,148
Real Estate Fund	197	–	–	–	13,222
U.S. Small Cap Equity Fund	74,859	6,396	3,463	29,729	94,274
U.S. Sustainable Leaders Fund	44,068	56	–	32,925	2,706
e.	Purchase/Sale Transactions Between Affiliates
The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 (“Rule 17a-7”). During the six-month period ended April 30, 2025, the Funds did not engage in any of these trades.
4.  Investment Transactions
Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2025, were as follows:
Fund	Purchases	Sales
China A Share Equity Fund	$3,910,907	$6,716,408
Dynamic Dividend Fund	15,041,645	22,207,543
EM SMA Completion Fund	72,661	67,042
Emerging Markets ex-China Fund	16,336,987	26,509,795
Emerging Markets Fund	162,508,893	424,492,438
Focused Emerging Markets ex-China Fund	42,282,173	44,949,164
Global Infrastructure Fund	4,137,351	8,256,411
International Small Cap Fund	7,521,072	22,223,118
Real Estate Fund	10,487,810	13,115,406
U.S. Small Cap Equity Fund	68,713,633	102,529,572
U.S. Sustainable Leaders Fund	53,625,588	79,163,286
5.  Portfolio Investment Risks
a.	Active Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
b.	Concentration Risk
The Global Infrastructure Fund and Real Estate Fund are subject to concentration risk. Each Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. Each Fund’s
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on each Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
c.	Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
d.	Dividend Strategy Risk
The Dynamic Dividend Fund and Real Estate Fund are subject to dividend strategy risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
e.	Emerging Markets Risk
Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets (see “Foreign Securities Risk” below).
China Risk. Exposure to China and Hong Kong securities subjects the China A Shares Equity Fund to additional risks, and may make it significantly more volatile than more geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
China A Shares Risk. Trading in China A Shares through Stock Connect and the QFII Programs involves additional risks. Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day and, as such, buy orders for China A Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell China A Shares regardless of the Daily Quota balance). Further, Stock Connect, which relies on the connectivity of the Shanghai or Shenzhen markets with Hong Kong, is subject to operational risk, regulations that are relatively untested and are subject to change, and extended market closures for holidays or otherwise. During an extended market closure, the Fund’s ability to trade in China A Shares will be impacted which may affect the Fund’s performance. The QFII Programs are subject to the risk that the Adviser may have its QFII Programs license revoked or restricted with respect to the Fund or the Fund may be impacted by the rules, restrictions and quota limitations connected to reliance on a QFII Programs license.
India Risk. The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and a Fund, market conditions, and prices and yields of securities in a Fund’s portfolio. Economic growth in India is constrained by inadequate infrastructure, a cumbersome bureaucracy, corruption, labor market rigidities, regulatory and foreign investment controls, the “reservation” of key products for small-scale industries and high fiscal deficits. Changes in economic policies, or lack of movement toward economic liberalization, could negatively affect the general business and economic conditions in India, which could in turn affect a Fund’s investments. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market
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April 30, 2025

capitalizations of, and trading values on, Indian stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, a Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.
f.	Equity Linked Notes
The China A Share Equity Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies) declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).
g.	ESG Integration Risk
To the extent ESG (Environmental, Social and Governance) factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.
h.	Equity Securities Risk
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).
i.	Exchange-Traded Fund Risk
To the extent that each of the China A Share Equity Fund and Focused Emerging Markets ex-China Fund invests in ETFs, each Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.
j.	Focus Risk
Funds that invest a greater proportion of their assets in the securities of a smaller number of issuers will be subject to greater volatility with respect to their investments than funds that invest in a larger number of securities.
k.	Foreign Currency Exposure Risk
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

l.	Foreign Securities Risk
Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the International Small Cap Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan's economic growth has remained relatively low. Any economic recession may be likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the International Small Cap Fund.
United Kingdom Risk. The United Kingdom (the “U.K.”) economy is heavily dependent on the services industries. Activity in the services industry is relatively stable, but decreases in new work available and inflation impact the services industry and economy as a whole. This is accompanied by difficulties in the European financial markets, governments, and central banks that may negatively impact the U.K. economy. Additionally, the U.K. economy may still be impacted by a process referred to as “Brexit,” which describes when the U.K. left the EU on January 31, 2020. On December 24, 2020, negotiators representing the U.K. and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperating Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and U.K,’s relationship. Despite the existence of the TCA, Certain aspects of the relationship between the U.K. and EU remain unresolved and subject to further negotiation and agreement. As such, there remains uncertainty as to the scope, nature and terms of the relationship between the U.K. and the EU and the long-term effect and implications of Brexit.
m.	Illiquid Securities Risk
Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the asset. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.
The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund’s portfolio holdings. These procedures and tests take into account a Fund’s investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.
n.	Impact of Large Redemptions and Purchases of Fund Shares
Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to a Fund until the sales of portfolio securities necessary to cover the redemption request settle.
o.	Infrastructure-Related Investment Risk
Because the Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental
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April 30, 2025

authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
p.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
q.	Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in that market. Developments in a particular class of bonds or the stock market could also adversely affect a Fund by reducing the relative attractiveness of bonds or stocks as an investment. Also, to the extent that a Fund emphasizes bonds or stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. In addition, a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:
•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund’s investments.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and interest rate hikes or reductions. The impact of these policies and legislative changes on the markets, and the practical implications for market participants, may not be fully known for some time. A reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely impact a Fund’s investments. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
r.	Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
s.	Non-Diversified Fund Risk
The EM SMA Completion Fund and the Real Estate Fund's performance may be more volatile than a diversified fund because these Funds may invest a greater percentage of their total assets in the securities of a single issuer.
t.	Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
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Notes to  Financial Statements (unaudited)  (continued)
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If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
u.	Portfolio Turnover Risk
The Dynamic Dividend Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a Fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.
v.	Qualified Dividend Income Tax Risk
With respect to the Dynamic Dividend Fund, no assurance can be given as to what percentage of the distributions paid on shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which a Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, a Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of a Fund.
w.	REIT and Real Estate Risk
Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the Fund.
x.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Healthcare Sector Risk. To the extent that the healthcare sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Healthcare-related companies may be smaller and less seasoned than companies in other sectors, and performance of companies in the healthcare sector may be adversely impacted by many factors, including, among others, government regulation. restrictions on government reimbursement for medical expenses, changes to the costs of medical products and services, pricing pressure, increased emphasis on outpatient services, a limited number of
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April 30, 2025

products, industry innovation, changes in technologies, and other market developments. Many healthcare-related companies are dependent on patent protection, and, therefore, the expiration of patents may adversely affect the profitability of healthcare-related companies.
Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of a Fund’s holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Utilities Sector Risk. To the extent that the utilities sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the utilities sector may be adversely impacted by many factors, including, among others, general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, man-made or natural disasters, geopolitical events, and environmental, and other government regulations.
y.	Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
z.	Sustainable Investing Risk
In implementing the U.S. Sustainable Leaders Fund's "Sustainable Leaders" investment strategy, the Adviser may select or exclude securities of issuers in certain industries, sectors, regions or countries for reasons other than the issuer’s investment performance. For this reason, the Fund’s Sustainable Leaders strategy could cause it to perform differently compared to funds that do not have such strategy. Sustainable Leaders investing is qualitative and subjective by nature. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so. In evaluating an issuer, the Adviser utilizes, in part, information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices with respect to the environment, social responsibility and corporate governance. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions and may be linked to long-term rather than short-term returns. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There is no guarantee that the Adviser’s definition of security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.
aa.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The ability to value a Fund's investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
2025 Semi-Annual Report	83

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Please read the Funds' prospectuses for more detailed information regarding these and other risks.
6.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.
7.  Tax Information
As of April 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China A Share Equity Fund	$18,828,071	$995,541	$(3,949,615)	$(2,954,074)
Dynamic Dividend Fund	67,518,899	27,191,338	(5,151,269)	22,040,069
EM SMA Completion Fund	346,788	34,977	(42,403)	(7,426)
Emerging Markets ex-China Fund	143,018,180	13,341,266	(13,085,698)	255,568
Emerging Markets Fund	954,053,759	169,405,042	(158,438,307)	10,966,735
Focused Emerging Markets ex-China Fund	38,014,678	2,444,030	(1,144,226)	1,299,804
Global Infrastructure Fund	32,855,565	12,272,508	(1,972,519)	10,299,989
International Small Cap Fund	99,746,108	25,325,291	(9,530,962)	15,794,329
Real Estate Fund	29,535,807	7,190,790	(575,539)	6,615,251
U.S. Small Cap Equity Fund	283,122,807	50,596,465	(25,673,833)	24,922,632
U.S. Sustainable Leaders Fund	252,033,219	70,828,919	(9,806,311)	61,022,608
The tax character of distributions during the fiscal year ended October 31, 2024 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):
Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
China A Share Equity Fund	$107,895	$–	$107,895	$–	$–	$107,895
Dynamic Dividend Fund	4,984,574	–	4,984,574	–	610,332	5,594,906
EM SMA Completion Fund	3,317	–	3,317	–	–	3,317
Emerging Markets ex-China Fund	300,452	–	300,452	–	–	300,452
Emerging Markets Fund	24,870,666	–	24,870,666	–	–	24,870,666
Focused Emerging Markets ex-China Fund	514,951	–	514,951	–	–	514,951
Global Infrastructure Fund	1,078,132	388,583	1,466,715	–	–	1,466,715
International Small Cap Fund	1,078,998	–	1,078,998	–	–	1,078,998
Real Estate Fund	933,192	571,603	1,504,795	–	–	1,504,795
U.S. Small Cap Equity Fund	–	–	–	–	–	–
U.S. Sustainable Leaders Fund	587,436	–	587,436	–	–	587,436
Amounts listed as “–” are $0 or round to $0.
84	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Unrealized Appreciation/ (Depreciation)	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
China A Share Equity Fund	$–	$180,189	$–	$–	$–	$–	$(3,261,921)	$(27,218,788)	$(30,300,520)
Dynamic Dividend Fund	–	–	–	–	–	–	25,395,924	(1,948,332)	23,447,592
EM SMA Completion Fund	–	1,600	–	–	–	–	(3,309)	(40,244)	(41,953)
Emerging Markets ex-China Fund	–	685,114	216,218	–	–	–	6,049,768	(46,694,717)	(39,743,617)
Emerging Markets Fund	–	10,260,752	–	–	–	–	93,919,849	(100,802,284)	3,378,317
Focused Emerging Markets ex-China Fund	–	–	–	–	–	(135,256)	4,762,627	(8,624,717)	(3,997,346)
Global Infrastructure Fund	–	–	1,979,625	–	–	–	8,520,239	–	10,499,864
International Small Cap Fund	–	2,723,028	–	–	–	–	15,209,726	(44,201,560)	(26,268,806)
Real Estate Fund	–	161,165	3,544,230	–	–	–	9,648,439	–	13,353,834
U.S. Small Cap Equity Fund	–	–	–	–	–	(869,330)	31,697,936	(29,908,750)	919,856
U.S. Sustainable Leaders Fund	–	–	–	–	–	(218,528)	91,004,763	(26,824,540)	63,961,695
Amounts listed as “–” are $0 or round to $0.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of each respective Fund with no expiration.
Fund	Amounts	Expires
China A Share Equity Fund	$2,259,940	Unlimited (Short—Term)
China A Share Equity Fund	24,958,848	Unlimited (Long—Term)
Dynamic Dividend Fund	1,948,332	Unlimited (Short—Term)
EM SMA Completion Fund	8,845	Unlimited (Short—Term)
EM SMA Completion Fund	31,399	Unlimited (Long—Term)
Emerging Markets ex-China Fund	8,031,350	Unlimited (Short—Term)
Emerging Markets ex-China Fund	38,663,367	Unlimited (Long—Term)
Emerging Markets Fund	37,468,381	Unlimited (Short—Term)
Emerging Markets Fund	63,333,903	Unlimited (Long—Term)
Focused Emerging Markets ex-China Fund	1,128,114	Unlimited (Short—Term)
Focused Emerging Markets ex-China Fund	7,496,603	Unlimited (Long—Term)
International Small Cap Fund	28,720,538	Unlimited (Short—Term)
International Small Cap Fund	15,481,022	Unlimited (Long—Term)
U.S. Small Cap Equity Fund	13,570,356	Unlimited (Short—Term)
U.S. Small Cap Equity Fund	16,338,394	Unlimited (Long—Term)
U.S. Sustainable Leaders Fund	4,764,975	Unlimited (Short—Term)
U.S. Sustainable Leaders Fund	22,059,565	Unlimited (Long—Term)
2025 Semi-Annual Report	85

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

8.  Significant Shareholders
As of April 30, 2025, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:
Fund	Record Ownership %	Number of Account Owners
China A Share Equity Fund	48.3%	4
Dynamic Dividend Fund	43.3	4
EM SMA Completion Fund[1]	100.0	1
Emerging Markets ex-China Fund	44.3	6
Emerging Markets Fund	79.7	5
Focused Emerging Markets ex-China Fund	46.1	5
Global Infrastructure Fund	59.2	4
International Small Cap Fund	60.1	3
Real Estate Fund	58.2	3
U.S. Small Cap Equity Fund	37.3	4
U.S. Sustainable Leaders Fund	13.2	1

1	New funds or classes may be seeded with related party capital. As of year end, this fund is wholly owned by a related party based on its recent formation.
9.  Line of Credit
The Trust, on behalf of each of the open-end mutual funds of the Trust (including the Funds) (the “Borrowers”), has entered into an agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”), subject to annual renewal. As of April 30, 2025, the Agreement provides for a revolving credit facility (the “Credit Facility”) in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.
As of April 30, 2025, the Emerging Markets ex-China Fund had $625,000 repayable to State Street.
Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to (a) 10 basis points + (b) the higher of (i) the Federal Funds Rate on such date (not less than zero) plus one and one quarter of one percent (1.25%) or (ii) the Overnight Bank Funding Rate on such date plus one and one quarter of one percent (1.25%). In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2025, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the  six-month period ended April 30, 2025.
Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
China A Share Equity Fund	$197,056	5.68%	3
Dynamic Dividend Fund	382,375	5.71%	46
EM SMA Completion Fund	-	-	-
Emerging Markets ex-China Fund	791,233	5.83%	6
Emerging Markets Fund	4,275,000	5.68%	1
Focused Emerging Markets ex-China Fund	571,269	5.68%	6
Global Infrastructure Fund	66,066	5.68%	24
International Small Cap Fund	491,604	5.93%	25
Real Estate Fund	212,893	5.71%	13
U.S. Small Cap Equity Fund	-	-	-
86	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
U.S. Sustainable Leaders Fund	$-	-	-
10.  Fund Reorganization
Effective June 21, 2024, the abrdn Emerging Markets ex-China Fund (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the abrdn Emerging Markets Sustainable Leaders Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the Board of Trustees on March 13, 2024.
The acquisition was accomplished by a tax-free exchange as follows:
6,229,012 shares of the Acquired Fund, fair valued at $70,710,559, were exchanged for 5,568,395 shares of the Acquiring Fund.
The investment portfolio and cash of the Acquired Fund, with a fair value of $70,515,326 and identified cost of $68,266,807, were the principal assets acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund acquired capital loss carryovers of $44,284,297 which is subject to loss limitations from the Acquired Fund. Immediately prior to the Reorganization, the investment portfolio and cash of the Acquiring Fund was $89,594,936.
	Before Reorganization		After Reorganization
	abrdn Emerging Markets Sustainable Leaders Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets ex-China Fund
Net Assets:
Class A Shares	$ 10,051,470	$ 24,333,406	$ 34,384,876
Class C Shares	16,492	303,752	320,244
Class R Shares	2,225,186	587,197	2,812,383
Institutional Service Class Shares	51,591,402	136,241	51,727,643
Institutional Class Shares	6,826,009	64,008,924	70,834,933
Shares Outstanding:
Class A Shares	906,216	1,948,414	2,753,253
Class C Shares	1,610	27,534	29,029
Class R Shares	215,225	51,043	244,470
Institutional Service Class Shares	4,514,592	10,637	4,038,572
Institutional Class Shares	591,369	5,070,228	5,610,927
Net Asset Value per Share:
Class A Shares	$ 11.09	$ 12.49	$ 12.49
Class C Shares	10.24	11.03	11.03
Class R Shares	10.34	11.50	11.50
Institutional Service Class Shares	11.43	12.81	12.81
Institutional Class Shares	11.54	12.62	12.62
Net unrealized appreciation/(depreciation)	2,248,519	8,308,139	10,556,658
Accumulated net realized gain/(loss)	(44,320,926)	(3,991,335)	(48,312,261)
Amounts listed as “–” are $0 or round to $0.
11.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Chief
2025 Semi-Annual Report	87

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2025

Financial Officer of the Funds act as the Fund’s CODM. The CODM monitors the operating results of the Funds as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
12.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2025, other than as noted below.
At a meeting held on June 11, 2025 (the "Meeting"), the Board approved, on behalf of the abrdn International Small Cap Fund, the conversion of the Fund to an ETF (the “Conversion”), which will continue to be managed by abrdn Inc., the investment adviser for the Fund, and abrdn Investments Limited, the sub-adviser for the Fund. The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust, determined that participation in the Conversion is in the best interests of the Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Conversion.
The abrdn International Small Cap Fund will be converted to abrdn International Small Cap Active ETF, which is expected to occur on or around October 17, 2025.
88	2025 Semi-Annual Report

Changes in and Disagreement with Accountants for Open-End Management Investment Companies

Not applicable.
2025 Semi-Annual Report	89

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
90	2025 Semi-Annual Report

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to trustees, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Investment Advisory Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.
2025 Semi-Annual Report	91

Statement Regarding Basis For Approval of Investment Advisory Contract

Not Applicable.
92	2025 Semi-Annual Report

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
https://www.aberdeeninvestments.com/en-us

abrdn Funds
Fixed Income Series
Financial Statements and Other Information
April 30, 2025
abrdn High Income Opportunities Fund
Class A- BJBHX ■	Institutional Class - JHYIX■

abrdn Infrastructure Debt Fund
Class A- CUGAX ■	Institutional Class - AGCIX■	Institutional Service Class - CGFIX■

abrdn Intermediate Municipal Income Fund
Class A - NTFAX ■	Institutional Class - ABEIX■	Institutional Service Class - ABESX■

abrdn Short Duration High Yield Municipal Fund
Class A - AAHMX ■	Class C - ACHMX■	Institutional Class - AHYMX■

abrdn Ultra Short Municipal Income Fund
Class A - ATOAX ■	Class A1 - ATOBX■	Institutional Class - ATOIX■

Financial Statements and Financial Highlights for Open-End Management Investment Companies (Item 7):
Statements of Investments	Page 1
abrdn High Income Opportunities Fund	Page 1
abrdn Infrastructure Debt Fund	Page 7
abrdn Intermediate Municipal Income Fund	Page 10
abrdn Short Duration High Yield Municipal Fund	Page 13
abrdn Ultra Short Municipal Income Fund	Page 16
Financial Statements	Page 19
Notes to Financial Statements	Page 40
Changes in and Disagreement with Accountants for Open-End Management Investment Companies (Item 8)	Page 61
Proxy Disclosures for Open-End Management Investment Companies (Item 9)	Page 62
Remuneration paid to Trustees, Officers and Others (Item 10)	Page 63
Statement Regarding Basis For Approval of Investment Advisory Contract (Item 11)	Page 64

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.aberdeeninvestments.com/us/literature. Please read it carefully before investing any money.
Investing in mutual funds involves risk, including possible loss of principal.
The fixed income series of abrdn Funds are distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.
abrdn Inc. (Aberdeen) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.
The complete schedule of portfolio holdings for each fund of abrdn Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-866-667-9231.
Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at https://www.aberdeeninvestments.com/us/literature and on the Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission’s website at www.sec.gov.

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Statement of Investments
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
BANK LOANS—1.1%
CD&R Firefly Bidco Ltd., 2024 GBP Term Loan B5(a)		650,000	$ 846,765
Total Bank Loans			846,765
CORPORATE BONDS—87.5%
ANGOLA—0.2%
Oil & Gas—0.2%
Azule Energy Finance PLC, 8.13%, 01/23/2030(b)		$200,000	192,800
BELGIUM—0.6%
Commercial Banks—0.6%
Belfius Bank SA, (fixed rate to 05/06/2031, variable rate thereafter), VRN, 6.13%, 05/06/2031(b)(c)	EUR	400,000	446,343
BRAZIL—1.5%
Chemicals—0.4%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(b)		$314,000	280,166
Food Products—0.8%
Minerva Luxembourg SA, 8.88%, 09/13/2033(b)		600,000	640,007
Oil & Gas Services—0.3%
Guara Norte SARL, 5.20%, 06/15/2034(b)(d)		232,407	215,328
Total Brazil			1,135,501
CANADA—3.2%
Diversified Telecommunication Services—1.5%
Rogers Communications, Inc., (fixed rate to 02/14/2030, variable rate thereafter), VRN, 7.00%, 02/14/2030		1,140,000	1,148,511
Oil & Gas—0.5%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)(d)		449,000	406,869
Oil & Gas Services—0.5%
Enerflex Ltd., 9.00%, 10/15/2027(b)		379,000	387,632
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(b)		505,000	503,329
Total Canada			2,446,341
CHILE—0.6%
Airlines—0.6%
Latam Airlines Group SA, 7.88%, 04/15/2030(b)		473,000	462,949
CHINA—0.1%
Real Estate—0.1%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(b)(e)		200,000	16,224
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(b)(e)		230,000	9,775
	Shares or Principal Amount		Value

9.38%, 06/30/2024(b)(e)		$495,000	$ 21,038
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(e)(f)		200,000	228
7.10%, 09/10/2024(b)(e)(f)		429,000	536
			47,801
COLOMBIA—0.9%
Oil, Gas & Consumable Fuels—0.9%
Ecopetrol SA
6.88%, 04/29/2030		307,000	298,844
8.38%, 01/19/2036		413,000	386,604
			685,448
FRANCE—5.0%
Auto Parts & Equipment—0.8%
Forvia SE, 8.00%, 06/15/2030(b)		622,000	619,250
Commercial Banks—1.0%
Societe Generale SA, (fixed rate to 05/26/2026, variable rate thereafter), VRN, 4.75%, 05/26/2026(b)(c)		810,000	780,034
Cosmetics/Personal Care—0.5%
Opal Bidco SAS, 5.50%, 03/31/2032(b)	EUR	359,000	404,989
Diversified Telecommunication Services—0.8%
Altice France SA
4.00%, 07/15/2029(b)		111,000	101,412
4.25%, 10/15/2029(b)		118,000	107,910
Iliad Holding SASU, 8.50%, 04/15/2031(b)		$400,000	421,933
			631,255
Entertainment—0.8%
Banijay Entertainment SAS, 8.13%, 05/01/2029(b)		552,000	565,692
Healthcare Providers & Services—0.6%
Laboratoire Eimer Selas, 5.00%, 02/01/2029(b)	EUR	400,000	410,364
Machinery-Diversified—0.5%
Nova Alexandre III SAS, FRN, 7.53%, 07/15/2029(a)(b)		353,000	403,663
Total France			3,815,247
GERMANY—1.4%
Commercial Banks—1.4%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN, 7.13%, 04/30/2026(b)(c)	GBP	300,000	390,814
Landesbank Baden-Wuerttemberg, (fixed rate to 10/15/2030, variable rate thereafter), VRN, 6.75%, 10/15/2030(b)(c)	EUR	600,000	658,446
			1,049,260
HONG KONG—0.9%
Lodging—0.9%
Melco Resorts Finance Ltd.

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	1

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
HONG KONG (continued)
5.75%, 07/21/2028(b)		$534,000	$ 503,638
5.38%, 12/04/2029(b)		200,000	180,475
			684,113
IRELAND—2.8%
Commercial Services & Supplies—1.3%
Cimpress PLC, 7.38%, 09/15/2032(b)		1,085,000	989,982
Diversified Financial Services—1.5%
GGAM Finance Ltd., 6.88%, 04/15/2029(b)		452,000	461,585
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)		701,000	716,058
			1,177,643
Total Ireland			2,167,625
ISRAEL—0.8%
Pharmaceutical—0.8%
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 09/15/2031		591,000	650,683
ITALY—1.0%
Diversified Telecommunication Services—1.0%
Fibercop SpA, Series 2033, 6.38%, 11/15/2033(b)		342,000	326,353
Telecom Italia Capital SA
6.38%, 11/15/2033		258,000	257,775
7.20%, 07/18/2036		200,000	204,759
			788,887
JERSEY—1.0%
Auto Manufacturers—0.4%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(b)		385,000	330,787
Retail—0.6%
Waga Bondco Ltd., 8.50%, 06/15/2030(b)	GBP	324,000	421,885
Total Jersey			752,672
LUXEMBOURG—1.0%
Chemicals—1.0%
INEOS Finance PLC, 7.50%, 04/15/2029(b)		$440,000	413,280
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(b)	EUR	330,000	369,101
			782,381
Entertainment—0.0%
LHMC Finco 2 SARL, 7.250% Cash or 8.000% PIK, 10/02/2025(b)(g)		7,359	8,336
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(e)(f)(h)		60,500	–
Total Luxembourg			790,717
MEXICO—3.2%
Building Materials—0.4%
Cemex SAB de CV, (fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(b)(c)		$319,000	314,219
Electric Utilities—0.8%
Saavi Energia SARL, 8.88%, 02/10/2035(b)		560,000	562,800
	Shares or Principal Amount		Value

Oil, Gas & Consumable Fuels—2.0%
Petroleos Mexicanos, 3.75%, 11/16/2025(b)	GBP	1,192,000	$ 1,551,139
Total Mexico			2,428,158
NETHERLANDS—1.1%
Food Products—0.9%
Flora Food Management BV, 6.88%, 07/02/2029(b)	EUR	400,000	467,422
Sigma Holdco BV, 7.88%, 05/15/2026(b)		$200,000	198,011
			665,433
Media—0.2%
Ziggo Bond Co. BV, 5.13%, 02/28/2030(b)		200,000	177,233
Total Netherlands			842,666
NIGERIA—0.7%
Engineering & Construction—0.7%
IHS Holding Ltd.
7.88%, 05/29/2030(b)		265,000	255,464
8.25%, 11/29/2031(b)		300,000	289,020
			544,484
SPAIN—0.3%
Commercial Banks—0.3%
Abanca Corp. Bancaria SA, (fixed rate to 07/14/2028, variable rate thereafter), VRN, 10.63%, 07/14/2028(b)(c)	EUR	200,000	259,423
SWITZERLAND—0.9%
Chemicals—0.9%
Consolidated Energy Finance SA
6.50%, 05/15/2026(b)		$150,000	144,589
5.63%, 10/15/2028(b)		263,000	204,677
12.00%, 02/15/2031(b)		380,000	342,561
			691,827
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(b)		213,000	217,846
UNITED KINGDOM—5.6%
Building Materials—0.6%
Project Grand U.K. PLC, 9.00%, 06/01/2029(b)	EUR	402,000	479,501
Commercial Services & Supplies—0.9%
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(b)		400,000	406,809
Belron U.K. Finance PLC, 5.75%, 10/15/2029(b)		$300,000	299,618
			706,427
Diversified Financial Services—1.0%
Jerrold Finco PLC, 7.88%, 04/15/2030(b)	GBP	406,000	542,483
Sherwood Financing PLC, 9.63%, 12/15/2029(b)		172,000	228,120
			770,603
Diversified Telecommunication Services—1.9%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(b)		$1,591,000	1,488,330

See accompanying Notes to Financial Statements.
2	2025 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Entertainment—0.3%
888 Acquisitions Ltd., 7.56%, 07/15/2027(b)	EUR	200,000	$ 226,321
Food Products—0.5%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(b)	GBP	300,000	373,251
Media—0.4%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(b)		244,000	305,506
Total United Kingdom			4,349,939
UNITED STATES—52.6%
Agriculture—0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)		$393,000	408,391
Auto Manufacturers—0.8%
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032		631,000	623,430
Auto Parts & Equipment—1.3%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)		554,000	524,958
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028(b)		155,000	157,421
6.75%, 02/15/2030(b)		83,000	84,436
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029		80,000	76,093
5.63%, 04/30/2033		183,000	169,051
			1,011,959
Building Materials—3.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)		322,000	279,242
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)		743,000	498,380
9.50%, 08/15/2029(b)		264,000	229,684
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)		310,000	310,223
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)		339,000	305,497
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)		788,000	764,933
			2,387,959
Chemicals—1.9%
Celanese U.S. Holdings LLC
6.58%, 07/15/2029		861,000	868,336
6.80%, 11/15/2030		150,000	149,948
Olin Corp., 6.63%, 04/01/2033(b)		458,000	434,574
			1,452,858
Coal—0.6%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)		492,000	451,986
Commercial Services & Supplies—1.7%
Dcli Bidco LLC, 7.75%, 11/15/2029(b)		749,000	697,709
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(b)		693,000	616,770
			1,314,479
	Shares or Principal Amount	Value

Diversified Financial Services—1.7%
Azorra Finance Ltd., 7.75%, 04/15/2030(b)	$738,000	$ 732,302
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	580,000	579,191
		1,311,493
Diversified Telecommunication Services—1.1%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	416,000	417,474
U.S. Cellular Corp., 6.70%, 12/15/2033	397,000	429,758
		847,232
Electric Utilities—1.6%
NRG Energy, Inc.
6.00%, 02/01/2033(b)	193,000	190,975
7.00%, 03/15/2033(b)	403,000	434,203
6.25%, 11/01/2034(b)	369,000	368,433
PG&E Corp., (fixed rate to 12/15/2029, variable rate thereafter), VRN, 7.38%, 12/15/2029	241,000	233,960
		1,227,571
Electrical Components & Equipment—0.8%
EnerSys, 6.63%, 01/15/2032(b)	631,000	644,236
Energy Equipment & Services—2.6%
Hess Midstream Operations LP, 4.25%, 02/15/2030(b)	280,000	262,835
ITT Holdings LLC, 6.50%, 08/01/2029(b)	793,000	724,056
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	957,000	971,703
		1,958,594
Entertainment—2.6%
Affinity Interactive, 6.88%, 12/15/2027(b)	1,631,000	1,169,378
CCM Merger, Inc., 6.38%, 05/01/2026(b)	843,000	843,984
		2,013,362
Food Products—1.8%
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(b)	368,000	385,502
9.63%, 09/15/2032(b)	592,000	619,014
U.S. Foods, Inc., 5.75%, 04/15/2033(b)	384,000	376,131
		1,380,647
Gas Utilities—0.6%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(b)	224,000	229,803
7.75%, 05/01/2035(b)	224,000	230,025
		459,828
Healthcare Providers & Services—1.4%
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027(b)	168,000	168,084
6.13%, 04/01/2030(b)	111,000	75,690
5.25%, 05/15/2030(b)	415,000	354,058
10.88%, 01/15/2032(b)	487,000	502,832
		1,100,664
Home Furnishings—0.8%
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	735,000	645,188

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	3

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Housewares—0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	$478,000	$ 410,209
Insurance—0.5%
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	392,000	401,602
Internet—0.5%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	382,000	383,208
Iron/Steel—0.9%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032(b)	609,000	572,147
7.38%, 05/01/2033(b)	118,000	110,927
		683,074
Leisure Time—1.6%
Acushnet Co., 7.38%, 10/15/2028(b)	291,000	301,122
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	1,305,000	960,017
		1,261,139
Lodging—0.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(b)	592,000	591,604
Machinery-Diversified—0.5%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	392,000	406,695
Media—4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	567,000	512,298
4.75%, 02/01/2032(b)	897,000	811,749
4.25%, 01/15/2034(b)	196,000	165,108
CSC Holdings LLC
11.75%, 01/31/2029(b)	262,000	247,700
6.50%, 02/01/2029(b)	303,000	247,805
5.75%, 01/15/2030(b)	265,000	132,908
4.13%, 12/01/2030(b)	277,000	189,847
Univision Communications, Inc.
8.00%, 08/15/2028(b)	190,000	184,556
8.50%, 07/31/2031(b)	922,000	870,623
		3,362,594
Oil & Gas—1.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/2029(b)	306,000	307,237
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(b)	419,000	356,069
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	601,000	407,621
		1,070,927
Oil, Gas & Consumable Fuels—0.6%
Vital Energy, Inc.
9.75%, 10/15/2030	388,000	328,702
7.88%, 04/15/2032(b)	135,000	104,880
		433,582
	Shares or Principal Amount		Value

Packaging & Containers—2.1%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)		$608,000	$ 610,992
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)		967,000	960,276
			1,571,268
Paper & Forest Products—1.2%
Magnera Corp., 7.25%, 11/15/2031(b)		1,001,000	946,576
Pharmaceutical—3.8%
1261229 BC Ltd., 10.00%, 04/15/2032(b)		400,000	391,670
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)		406,000	329,733
5.00%, 02/15/2029(b)		208,000	131,658
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(b)		422,000	354,206
6.75%, 05/15/2034(b)		606,000	571,423
7.88%, 05/15/2034(b)		213,000	196,177
Owens & Minor, Inc., 10.00%, 04/15/2030(b)		438,000	452,067
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030		499,000	474,888
			2,901,822
Pipelines—3.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)		953,000	978,314
Hess Midstream Operations LP, 6.50%, 06/01/2029(b)		442,000	448,882
Venture Global LNG, Inc.
(fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(b)(c)		993,000	853,518
8.38%, 06/01/2031(b)		382,000	368,369
			2,649,083
Real Estate Investment Trust (REIT) Funds—0.4%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)		248,000	263,323
Retail—3.5%
Academy Ltd., 6.00%, 11/15/2027(b)		477,000	476,138
Macy's Retail Holdings LLC, 5.88%, 03/15/2030(b)		333,000	310,120
Staples, Inc., 10.75%, 09/01/2029(b)		714,000	618,620
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026		347,000	339,118
8.13%, 08/15/2029		920,000	957,213
			2,701,209
Software—1.6%
Cloud Software Group, Inc.
9.00%, 09/30/2029(b)		329,000	331,444
8.25%, 06/30/2032(b)		289,000	301,461
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(b)	EUR	507,000	572,805
			1,205,710
Total United States			40,483,502

See accompanying Notes to Financial Statements.
4	2025 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
ZAMBIA—1.8%
Metals & Mining—1.8%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(b)	$848,000	$ 837,595
8.63%, 06/01/2031(b)	381,000	386,164
8.00%, 03/01/2033(b)	200,000	197,876
		1,421,635
Total Corporate Bonds		67,355,867
EXCHANGE-TRADED FUNDS—3.6%
iShares Broad USD High Yield Corporate Bond ETF	76,440	2,797,704
Total Exchange-Traded Funds		2,797,704
GOVERNMENT BONDS—0.9%
COLOMBIA—0.9%
Colombia Government International Bonds, 8.38%, 11/07/2054	773,000	707,005
Total Government Bonds		707,005
U.S. TREASURIES—0.5%
U.S. Treasury Notes, 4.25%, 12/31/2025	376,700	377,150
Total U.S. Treasuries		377,150
SHORT-TERM INVESTMENT—5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(i)	3,809,174	3,809,174
Total Short-Term Investment		3,809,174
Total Investments (Cost $78,853,813)(j)—98.6%		75,893,665
Other Assets in Excess of Liabilities—1.4%		1,104,376
Net Assets—100.0%		$76,998,041
Amounts listed as “–” are $0 or round to $0.
(a)	Variable or Floating Rate security. Rate disclosed is as of April 30, 2025.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2025.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(j)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note

As of April 30, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
07/10/2025	Citibank N.A.	GBP	64,146	USD	82,018	$85,510	$3,492
07/10/2025	Royal Bank of Canada	GBP	655,361	USD	871,830	873,632	1,802
07/10/2025	UBS AG	GBP	256,953	USD	327,052	342,533	15,481
Euro/United States Dollar
07/10/2025	Barclays Bank PLC	EUR	468,341	USD	535,241	532,738	(2,503)
07/10/2025	Goldman Sachs & Co.	EUR	52,277	USD	58,004	59,465	1,461
07/10/2025	JPMorgan Chase Bank N.A.	EUR	150,209	USD	165,409	170,863	5,454
07/10/2025	UBS AG	EUR	162,262	USD	185,321	184,573	(748)
Total						$2,249,314	$24,439

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	5

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn High Income Opportunities Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/10/2025	Barclays Bank PLC	USD	61,903	GBP	46,470	$61,947	$(44)
07/10/2025	JPMorgan Chase Bank N.A.	USD	5,940,115	GBP	4,507,676	6,008,980	(68,865)
United States Dollar/Euro
07/10/2025	JPMorgan Chase Bank N.A.	USD	404,730	EUR	353,166	401,727	3,003
07/10/2025	Morgan Stanley & Co.	USD	82,443	EUR	72,086	81,998	445
07/10/2025	UBS AG	USD	5,752,454	EUR	5,167,397	5,877,917	(125,463)
Total						$12,432,569	$(190,924)
Unrealized appreciation on forward foreign currency exchange contracts							$31,138
Unrealized depreciation on forward foreign currency exchange contracts							$(197,623)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.
6	2025 Semi-Annual Report

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—55.3%
CANADA—1.7%
Electric Utilities—1.0%
TransAlta Corp., 7.75%, 11/15/2029		$224,000	$ 233,299
Oil & Gas Services—0.7%
Enerflex Ltd., 9.00%, 10/15/2027(a)		157,000	160,576
Total Canada			393,875
GEORGIA—1.3%
Transportation—1.3%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	297,293
GUATEMALA—1.8%
Electric Utilities—1.8%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		451,000	430,188
IRELAND—0.3%
Diversified Financial Services—0.3%
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)		60,000	61,289
NETHERLANDS—2.3%
Media—2.3%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	530,619
PERU—1.3%
Electric Utilities—1.3%
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)(b)		$316,000	301,346
UNITED KINGDOM—2.8%
Diversified Telecommunication Services—2.8%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)		200,000	187,093
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	462,550
			649,643
UNITED STATES—43.8%
Auto Parts & Equipment—0.5%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)		$118,000	111,814
Building Materials—0.9%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		235,000	204,454
Chemicals—0.6%
Olin Corp., 6.63%, 04/01/2033(a)		137,000	129,993
Commercial Services & Supplies—0.7%
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		180,000	167,674
Diversified Financial Services—8.7%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		227,000	225,248
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(b)		1,000,000	1,006,695
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	784,901
			2,016,844
	Shares or Principal Amount		Value

Diversified Telecommunication Services—2.3%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)		$276,000	$ 292,701
U.S. Cellular Corp., 6.70%, 12/15/2033		220,000	238,153
			530,854
Electric Utilities—6.2%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)		272,000	235,882
NRG Energy, Inc., 7.00%, 03/15/2033(a)		123,000	132,523
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		409,000	436,798
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(c)		635,000	641,284
			1,446,487
Electrical Components & Equipment—1.9%
EnerSys, 6.63%, 01/15/2032(a)		439,000	448,208
Energy Equipment & Services—2.1%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	494,482
Engineering & Construction—2.9%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(b)		1,000,000	675,018
Healthcare Providers & Services—6.2%
CommonSpirit Health, 3.91%, 10/01/2050		800,000	574,277
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	873,020
			1,447,297
Internet—0.8%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(a)		180,000	180,569
Iron/Steel—0.1%
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(a)		37,000	34,782
Machinery-Diversified—1.9%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	433,721
Media—3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	482,688
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	343,389
			826,077
Packaging & Containers—1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	342,955
Pipelines—1.5%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	352,111

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	7

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Retail—1.5%
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	$347,000	$ 361,036
Total United States		10,204,376
Total Corporate Bonds		12,868,629
MUNICIPAL BONDS —41.5%
CALIFORNIA—8.6%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049	900,000	671,526
VRDN, Series A, 9.50%, 01/01/2065(a)(d)	160,000	154,432
California Statewide Communities Development Authority, (AGM), Series B, 7.14%, 08/15/2047	740,000	782,212
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051	390,000	401,574
Total California		2,009,744
FLORIDA—0.9%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	200,000	208,824
ILLINOIS—3.7%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035	800,000	866,746
MARYLAND—4.2%
Maryland Economic Development Corp.
5.94%, 05/31/2057	470,000	469,733
Series A-2, 7.13%, 06/01/2025	500,000	500,505
Total Maryland		970,238
MASSACHUSETTS—4.3%
Massachusetts Development Finance Agency, Series E, 8.50%, 10/01/2026	1,000,000	1,008,528
NEVADA—1.7%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(a)(d)	400,000	385,100
NEW HAMPSHIRE—1.7%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	403,137
NEW YORK—7.5%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	960,000	951,812
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	796,811
Total New York		1,748,623
Shares or Principal Amount		Value

TEXAS—4.4%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	$1,000,000	$ 1,027,193
WISCONSIN—4.5%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	651,008
(BAM), 6.20%, 05/01/2054(a)	400,000	391,816
Total Wisconsin		1,042,824
Total Municipal Bonds		9,670,957
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(e)	361,768	361,768
Total Short-Term Investment		361,768
Total Investments (Cost $22,895,160)(f)—98.4%		22,901,354
Other Assets in Excess of Liabilities—1.6%		370,862
Net Assets—100.0%		$23,272,216

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company
EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Financial Statements.
8	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

As of April 30, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
07/10/2025	JPMorgan Chase Bank N.A.	GBP	8,173	USD	10,473	$10,895	$422
Euro/United States Dollar
07/10/2025	Goldman Sachs & Co.	EUR	19,963	USD	22,196	22,708	512
07/10/2025	JPMorgan Chase Bank N.A.	EUR	30,471	USD	33,557	34,661	1,104
Total						$68,264	$2,038

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/10/2025	Barclays Bank PLC	USD	6,817	GBP	5,151	$6,866	$(49)
07/10/2025	HSBC Bank PLC	USD	453,538	GBP	344,835	459,676	(6,138)
07/10/2025	JPMorgan Chase Bank N.A.	USD	12,724	GBP	9,702	12,933	(209)
United States Dollar/Euro
07/10/2025	Citibank N.A.	USD	864,346	EUR	776,126	882,832	(18,486)
07/10/2025	Goldman Sachs & Co.	USD	10,951	EUR	9,607	10,928	23
07/10/2025	HSBC Bank PLC	USD	9,512	EUR	8,331	9,476	36
07/10/2025	JPMorgan Chase Bank N.A.	USD	10,055	EUR	9,052	10,297	(242)
07/10/2025	Morgan Stanley & Co.	USD	16,376	EUR	14,318	16,287	89
07/10/2025	UBS AG	USD	21,764	EUR	19,054	21,674	90
Total						$1,430,969	$(24,886)
Unrealized appreciation on forward foreign currency exchange contracts							$2,276
Unrealized depreciation on forward foreign currency exchange contracts							$(25,124)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	9

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —98.3%
ALABAMA—4.5%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 151,646
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	600,000	568,936
Southeast Energy Authority A Cooperative District
Series A, 5.00%, 11/01/2032	395,000	404,960
Series A, 5.00%, 11/01/2035	750,000	772,047
Total Alabama		1,897,589
ARIZONA—0.2%
Maricopa County Industrial Development Authority, Series B, 5.00%, 07/01/2049(b)	100,000	94,191
CALIFORNIA—5.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, (AGM), Series B, 4.38%, 07/01/2049	100,000	92,236
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,038,934
California Infrastructure & Economic Development Bank, VRDN, Series A, 9.50%, 01/01/2065(a)(b)	200,000	193,040
California School Finance Authority, 5.50%, 08/01/2047(b)	100,000	101,863
M-S-R Energy Authority
Series A, 6.50%, 11/01/2039	500,000	593,595
Series B, 6.13%, 11/01/2029	370,000	387,465
Total California		2,407,133
CONNECTICUT—3.7%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,138,372
State of Connecticut, Series B, 3.00%, 06/01/2040	500,000	411,034
Total Connecticut		1,549,406
FLORIDA—6.5%
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(b)	125,000	124,826
Series A-1, 5.00%, 11/01/2048	315,000	295,364
Capital Trust Authority
Series 2025A, 4.75%, 06/15/2040(b)	125,000	117,695
Series A, 6.00%, 06/15/2054(b)	120,000	121,876
Series A, 6.13%, 06/15/2060(b)	195,000	198,217
City of Venice, Series B-3, 4.25%, 01/01/2030(b)	225,000	222,815
Florida Development Finance Corp.
(AGM), 5.00%, 07/01/2044	400,000	399,520
(AGM), 5.25%, 07/01/2053	200,000	200,844
Series A, 5.00%, 12/15/2039(b)	500,000	503,575
Series A, 4.00%, 12/15/2056(b)	700,000	562,534
Total Florida		2,747,266
Shares or Principal Amount		Value

GEORGIA—1.2%
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2035	$250,000	$ 260,712
Series B, 5.00%, 06/01/2026	250,000	253,408
Total Georgia		514,120
ILLINOIS—0.5%
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	105,000	107,839
(AGM), Series A, 5.00%, 01/01/2054	100,000	102,060
Total Illinois		209,899
INDIANA—4.4%
Indiana Finance Authority
Series A, 5.00%, 07/01/2049	215,000	208,331
Series A, 5.00%, 06/01/2053	450,000	437,576
Series A, 5.00%, 07/01/2054	165,000	159,416
Series A, 5.13%, 06/01/2058	1,050,000	1,034,775
Total Indiana		1,840,098
IOWA—1.3%
Iowa Finance Authority, Series A, 5.13%, 05/15/2059	600,000	566,831
LOUISIANA—0.0%
Louisiana Public Facilities Authority, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	9,978
MARYLAND—0.8%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	349,552
MISSISSIPPI—4.3%
Mississippi Business Finance Corp., VRDN, Series A, 4.75%, 11/01/2032(a)	1,825,000	1,825,000
NEVADA—1.1%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(a)(b)	500,000	481,375
NEW HAMPSHIRE—4.0%
New Hampshire Business Finance Authority
VRDN (HUD), Series 1-A, 4.15%, 10/20/2040(a)	250,000	235,400
Series 2, 4.25%, 07/20/2041	705,621	671,965
Series A, 5.25%, 07/01/2048	250,000	251,814
New Hampshire Health & Education Facilities Authority Act
Series A, 5.00%, 08/01/2035	250,000	254,548
Series A, 5.00%, 08/01/2036	245,000	248,809
Total New Hampshire		1,662,536
NEW JERSEY—6.2%
New Jersey Transportation Trust Fund Authority, Series A, 5.00%, 12/15/2034	1,150,000	1,188,489
New Jersey Turnpike Authority, Series B, 4.13%, 01/01/2054	1,000,000	924,769
Newark Housing Authority, 4.00%, 01/01/2037	500,000	481,069
Total New Jersey		2,594,327

See accompanying Notes to Financial Statements.
10	2025 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK—11.7%
Build NYC Resource Corp.
5.25%, 07/01/2052	$100,000	$ 100,618
Series A, 4.75%, 06/15/2053	850,000	777,996
City of Elmira City
5.00%, 07/01/2025(b)	85,000	85,133
5.00%, 07/01/2033(b)	625,000	637,567
Metropolitan Transportation Authority
(BAM), Series A, 4.00%, 11/15/2048	220,000	192,529
Series A1, 5.00%, 11/15/2027	695,000	706,349
Nassau County Local Economic Assistance Corp., 5.00%, 07/01/2030	1,000,000	1,000,353
New York State Dormitory Authority, (AGC), 5.50%, 10/01/2054	85,000	89,620
New York Transportation Development Corp.
AMT, 4.00%, 10/31/2034	250,000	238,186
Series A-P3, 5.25%, 01/01/2050	1,000,000	990,373
Suffolk Regional Off-Track Betting Co., 5.00%, 12/01/2034	100,000	102,221
Total New York		4,920,945
NORTH CAROLINA—0.5%
North Carolina Medical Care Commission, Series A, 5.13%, 10/01/2054	210,000	208,281
OHIO—5.4%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,105,000	964,191
Ohio Higher Educational Facility Commission, Series B, 4.00%, 07/01/2046	1,085,000	916,912
State of Ohio, VRDN, Series C, 3.80%, 01/15/2045(a)	400,000	400,000
Total Ohio		2,281,103
PENNSYLVANIA—2.2%
Pennsylvania Turnpike Commission Registration Fee Revenue, (AGM), Series A, 5.25%, 07/15/2029	850,000	917,381
PUERTO RICO—0.2%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	99,129
SOUTH CAROLINA—2.6%
South Carolina Jobs-Economic Development Authority
5.50%, 11/15/2044	165,000	166,233
Series A, 5.00%, 12/01/2039(b)	1,000,000	936,860
Total South Carolina		1,103,093
TENNESSEE—2.9%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	105,000	104,151
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	1,000,000	1,000,110
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(b)	125,000	119,912
Total Tennessee		1,224,173
Shares or Principal Amount		Value

TEXAS—16.4%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2050	$1,000,000	$ 887,606
Series A, 5.00%, 08/15/2049	135,000	125,761
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	190,000	189,883
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	500,000	506,610
Clifton Higher Education Finance Corp.
Series A, 6.25%, 06/15/2053(b)	600,000	586,081
Series A, 6.00%, 06/15/2054(b)	50,000	47,130
Harris County Cultural Education Facilities Finance Corp., 4.00%, 12/01/2045	1,250,000	1,131,048
Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	915,000	937,848
Harris County Industrial Development Corp., VRDN, 4.05%, 11/01/2050(a)	500,000	493,542
Matagorda County Navigation District No. 1, Series B-1, 4.00%, 06/01/2030	1,000,000	987,996
Port of Beaumont Navigation District
Series A, 5.00%, 01/01/2039(b)	200,000	197,533
Series A, 4.00%, 01/01/2050(b)	1,000,000	792,357
Total Texas		6,883,395
UTAH—1.6%
City of Salt Lake City Airport Revenue, Series B, 5.00%, 07/01/2042	100,000	100,922
Utah Charter School Finance Authority, VRDN, Series A, 5.88%, 04/15/2048(a)(b)	570,000	559,389
Total Utah		660,311
WASHINGTON—0.6%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	225,000	230,614
WEST VIRGINIA—0.4%
West Virginia Economic Development Authority, VRDN, 5.45%, 01/01/2055(a)(b)	155,000	153,504
WISCONSIN—9.4%
Public Finance Authority
5.00%, 12/15/2036(b)	549,753	534,690
6.25%, 02/01/2039(b)	655,000	657,863
5.00%, 11/15/2044	310,000	315,108
5.00%, 02/01/2054	120,000	115,667
5.50%, 06/15/2055	100,000	98,484
5.25%, 06/15/2065	100,000	94,512
5.40%, 06/15/2065	335,000	324,614
Series 2025A, 5.25%, 06/15/2045	60,000	61,389
Series A, 5.00%, 07/01/2038	1,000,000	1,006,471
Series A, 5.00%, 06/01/2044	130,000	127,654
Series A, 5.00%, 06/15/2044	190,000	183,470
Series A, 5.00%, 12/15/2044(b)	55,000	52,493
Series A, 5.25%, 06/01/2054	85,000	83,788
Series A, 5.00%, 12/15/2054(b)	50,000	45,728
Wisconsin Health & Educational Facilities Authority, Series A, 5.00%, 04/01/2035	250,000	254,942
Total Wisconsin		3,956,873
Total Municipal Bonds		41,388,103

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	11

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.2%
BlackRock Liquidity Funds MuniCash, Institutional shares	65,225	$ 65,231
Total Short-Term Investment		65,231
Total Investments (Cost $42,385,469)(c)—98.5%		41,453,334
Other Assets in Excess of Liabilities—1.5%		651,946
Net Assets—100.0%		$42,105,280

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Company
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
12	2025 Semi-Annual Report

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
CORPORATE BONDS—0.3%
UNITED STATES—0.3%
Healthcare Providers & Services—0.3%
Sunland Medical Foundation, 12.00%, 01/01/2050(a)(b)(c)	$4,100,000	$ 280,030
Total Corporate Bonds		280,030
MUNICIPAL BONDS —98.0%
ALABAMA—1.4%
Black Belt Energy Gas District
VRDN, Series A, 5.25%, 05/01/2055(d)	400,000	423,935
VRDN, Series D-1, 5.50%, 06/01/2049(d)	285,000	298,063
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	400,000	379,291
Total Alabama		1,101,289
ARIZONA—5.1%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2032(e)	450,000	433,070
Series A, 4.00%, 07/15/2035(e)	255,000	236,649
Series A, 4.00%, 07/15/2036(e)	495,000	451,752
Series A, 4.00%, 07/15/2037(e)	270,000	243,232
Series A, 5.00%, 07/15/2040(e)	415,000	403,374
Series A, 4.00%, 07/15/2041(e)	135,000	116,035
Series C, 0.00%01/01/2059(f)	1,647,156	895,042
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(e)	135,000	133,035
5.13%, 10/01/2030(e)	425,000	406,704
Series B, 5.00%, 07/01/2049(e)	635,000	598,112
Total Arizona		3,917,005
ARKANSAS—1.1%
City of Osceola, VRDN, 5.50%, 04/01/2036(d)	835,000	834,852
CALIFORNIA—9.8%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(d)	1,000,000	1,038,933
California Infrastructure & Economic Development Bank, VRDN, Series A, 9.50%, 01/01/2065(d)(e)	595,000	574,295
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(e)	20,000	19,963
California Public Finance Authority, Series B-1, 3.13%, 05/15/2029(e)	3,075,000	2,950,920
California School Finance Authority, 5.50%, 08/01/2043(e)	100,000	102,529
Palomar Health, 5.00%, 11/01/2030	3,000,000	2,830,516
Total California		7,517,156
COLORADO—5.7%
Colorado Health Facilities Authority
Series B-1, 3.50%, 05/15/2030	2,950,000	2,772,429
Series B-2, 2.63%, 05/15/2029	1,705,000	1,618,846
Total Colorado		4,391,275
Shares or Principal Amount		Value

FLORIDA—12.1%
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(e)	$250,000	$ 249,652
Series 2024A-1, 5.00%, 06/01/2049(e)	145,000	138,225
Series A-1, 5.00%, 11/01/2048	685,000	642,299
Capital Trust Agency, Inc.
Series A, 3.00%, 12/15/2029(e)	290,000	266,110
Series A, 6.00%, 05/01/2043(e)	2,000,000	2,021,926
Series A-1, 4.50%, 01/01/2035(e)	295,000	284,352
Capital Trust Authority
Series 2025A, 4.75%, 06/15/2040(e)	375,000	353,086
Series A, 5.63%, 06/15/2044(e)	250,000	252,607
Series A, 6.00%, 06/15/2054(e)	210,000	213,283
City of Venice
Series B-2, 4.50%, 01/01/2030(e)	245,000	242,633
Series B-3, 4.25%, 01/01/2030(e)	675,000	668,444
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(d)(e)	500,000	506,666
(AGM), 5.00%, 07/01/2044	600,000	599,280
Series A, 5.00%, 12/15/2039(e)	305,000	307,181
VRDN, Series A, 4.38%, 10/01/2054(d)(e)	500,000	496,423
Series A1, 5.00%, 06/01/2044(e)	250,000	240,146
Miami-Dade County Industrial Development Authority, 5.25%, 09/15/2044	1,950,000	1,830,931
Total Florida		9,313,244
GEORGIA—3.6%
Bartow County Development Authority, VRDN, 2.70%, 11/01/2062(d)	2,800,000	2,800,000
ILLINOIS—2.6%
Cook County School District No. 144 Prairie Hills, (BAM), Series A, 4.00%, 12/01/2033	600,000	586,665
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	405,000	415,952
(AGM), Series A, 5.00%, 01/01/2054	300,000	306,179
Village of Matteson
(BAM), 5.00%, 12/01/2026	150,000	153,938
(BAM), 5.00%, 12/01/2027	150,000	155,407
(BAM), 5.00%, 12/01/2028	350,000	365,592
Total Illinois		1,983,733
INDIANA—1.8%
Indiana Finance Authority
Series A, 5.00%, 06/01/2043	100,000	100,181
Series A, 5.00%, 07/01/2049	435,000	421,508
Series A, 5.00%, 06/01/2053	550,000	534,815
Series A, 5.00%, 07/01/2054	335,000	323,662
Total Indiana		1,380,166
IOWA—1.3%
Iowa Finance Authority, Series A, 5.13%, 05/15/2059	1,100,000	1,039,190
KANSAS—3.6%
Kansas Independent College Finance Authority, Series B, 8.50%, 05/01/2025	2,750,000	2,750,000

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	13

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
LOUISIANA—0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series A, 5.50%, 11/15/2025	$100,000	$ 99,783
MARYLAND—0.7%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2037	500,000	515,579
MINNESOTA—0.3%
JPMorgan Chase Putters/Drivers Trust, VRDN, 2.85%, 03/20/2027(d)(e)	200,000	200,000
NEVADA—2.1%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(d)(e)	1,645,000	1,583,724
NEW HAMPSHIRE—1.8%
New Hampshire Business Finance Authority
4.88%, 12/01/2033(e)	677,000	658,119
VRDN (HUD), Series 1-A, 4.15%, 10/20/2040(d)	750,000	706,199
Total New Hampshire		1,364,318
NEW YORK—10.9%
Build NYC Resource Corp.
Series A, 5.00%, 06/01/2025(e)	410,000	409,814
Series A, 5.00%, 06/01/2026(e)	430,000	430,398
Series A, 5.00%, 06/01/2027(e)	450,000	450,249
Series A, 5.00%, 06/01/2032(e)	500,000	495,332
Series A, 4.50%, 06/15/2043	690,000	640,604
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(b)(g)	6,500,000	3,380,000
New York State Dormitory Authority, 5.25%, 10/01/2049	55,000	55,543
New York Transportation Development Corp., 5.50%, 06/30/2054	1,500,000	1,521,847
Suffolk Regional Off-Track Betting Co.
5.00%, 12/01/2034	150,000	153,332
6.00%, 12/01/2053	300,000	306,457
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(e)	530,000	517,147
Total New York		8,360,723
OHIO—0.7%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	125,000	126,614
State of Ohio, VRDN, Series B, 3.85%, 01/15/2049(d)	400,000	400,000
Total Ohio		526,614
PENNSYLVANIA—1.3%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(d)	1,000,000	1,001,161
Shares or Principal Amount		Value

SOUTH CAROLINA—3.2%
South Carolina Jobs-Economic Development Authority
5.25%, 02/01/2027(b)(e)(g)(h)	$1,060,000	$ 53,000
5.25%, 11/15/2039	300,000	310,313
5.50%, 11/15/2044	335,000	337,505
Series A, 4.00%, 12/01/2029(e)	1,030,000	988,687
Series A, 5.00%, 12/01/2039(e)	795,000	744,804
Total South Carolina		2,434,309
TENNESSEE—0.9%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	195,000	193,422
Shelby County Health & Educational Facilities Board, Series A1, 5.00%, 06/01/2044(e)	500,000	481,452
Total Tennessee		674,874
TEXAS—10.2%
Arlington Higher Education Finance Corp.
Series A, 5.00%, 08/15/2049	665,000	619,490
VRDN, Series A, 4.88%, 06/15/2056(d)(e)	560,000	559,654
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	1,500,000	1,519,829
Clifton Higher Education Finance Corp.
Series A, 6.00%, 06/15/2048(e)	1,000,000	963,934
Series A, 6.25%, 06/15/2053(e)	200,000	195,360
Series A, 6.00%, 06/15/2054(e)	200,000	188,520
New Hope Cultural Education Facilities Finance Corp.
Series B, 4.75%, 07/01/2051	1,000,000	797,500
Series B, 0.00%, 11/15/2061(d)	737,149	265,835
Port of Beaumont Navigation District, Series A, 5.00%, 01/01/2039(e)	800,000	790,133
Texas Private Activity Bond Surface Transportation Corp.
5.50%, 06/30/2043	1,150,000	1,178,748
5.00%, 06/30/2058	800,000	776,357
Total Texas		7,855,360
UTAH—3.2%
Utah Charter School Finance Authority
Series A, 4.50%, 10/15/2028(e)	500,000	487,699
VRDN, Series A, 5.63%, 10/15/2048(d)(e)	1,950,000	1,949,893
Total Utah		2,437,592
WASHINGTON—3.9%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	384,357
Washington State Housing Finance Commission, Series B1, 2.50%, 07/01/2028(e)	2,775,000	2,600,157
Total Washington		2,984,514
WEST VIRGINIA—0.8%
West Virginia Economic Development Authority, VRDN, 5.45%, 01/01/2055(d)(e)	615,000	609,064

See accompanying Notes to Financial Statements.
14	2025 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN—9.8%
Public Finance Authority
5.50%, 12/15/2028	$979,000	$ 980,468
5.38%, 12/15/2032(e)	1,922,000	1,912,188
6.25%, 02/01/2039(e)	1,305,000	1,310,705
5.00%, 02/01/2054	315,000	303,627
5.00%, 02/01/2064	315,000	297,801
Series A, 5.50%, 09/01/2030(e)	225,000	230,238
Series A, 5.13%, 07/15/2037(e)	600,000	600,132
Series A, 5.00%, 06/01/2044	520,000	510,617
Series A, 5.00%, 06/15/2044	230,000	222,096
Series A, 5.00%, 12/15/2044(e)	220,000	209,972
Series A, 5.38%, 07/15/2047(e)	500,000	485,946
Series A, 5.25%, 06/01/2054	80,000	78,859
Series A, 5.00%, 12/15/2054(e)	390,000	356,676
Total Wisconsin		7,499,325
Total Municipal Bonds		75,174,850
SHORT-TERM INVESTMENT—0.1%
BlackRock Liquidity Funds MuniCash, Institutional shares	34,687	34,690
Total Short-Term Investment		34,690
Total Investments (Cost $81,793,334)(i)—98.4%		75,489,570
Other Assets in Excess of Liabilities—1.6%		1,245,660
Net Assets—100.0%		$76,735,230

(a)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 2(a) of the accompanying Notes to Financial Statements for inputs used.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 4.8% of net assets as of April 30, 2025.
(c)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Step bond. Rate disclosed is as of April 30, 2025.
(g)	Security is in default.
(h)	Security is in forbearance as of April 30, 2025.
(i)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	15

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.5%
ALABAMA—7.7%
Black Belt Energy Gas District, VRDN, Series C-1, 4.00%, 10/01/2052(a)	$10,000,000	$ 9,981,892
Health Care Authority for Baptist Health, VRDN, Series B, 5.04%, 11/01/2042(a)	25,657,000	25,657,000
Lower Alabama Gas District, VRDN, 4.00%, 12/01/2050(a)	10,000,000	10,004,301
Walker County Economic & Industrial Development Authority, VRDN, 2.70%, 08/01/2063(a)	7,300,000	7,300,000
West Jefferson Industrial Development Board, VRDN, 3.10%, 12/01/2038(a)	19,300,000	19,300,000
Total Alabama		72,243,193
ARIZONA—1.2%
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 3.70%, 12/01/2035(a)	11,500,000	11,500,000
ARKANSAS—2.7%
Arkansas Development Finance Authority, VRDN, Series B-4, 5.06%, 09/01/2044(a)	25,462,000	25,462,000
CALIFORNIA—4.2%
California Municipal Finance Authority
VRDN, 3.75%, 10/01/2045(a)	1,000,000	999,675
VRDN, Series A, 3.75%, 07/01/2041(a)	6,250,000	6,238,778
VRDN, Series A, 4.25%, 12/01/2044(a)	500,000	500,784
VRDN, Series A, 3.75%, 11/01/2046(a)	1,000,000	999,675
California Pollution Control Financing Authority, VRDN, 3.70%, 07/01/2043(a)(b)	3,750,000	3,737,113
California Statewide Communities Development Authority
(AGM), Series D, 6.00%, 07/01/2041(a)	575,000	575,000
(AGM), Series E, 6.00%, 07/01/2040(a)	26,025,000	26,025,000
Total California		39,076,025
FLORIDA—2.8%
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 4.37%, 09/01/2032(a)	25,250,000	25,250,000
Miami-Dade County Industrial Development Authority, VRDN, 4.25%, 11/01/2041(a)	1,000,000	998,509
Total Florida		26,248,509
GEORGIA—3.5%
Bartow County Development Authority, VRDN, 2.70%, 11/01/2062(a)	6,500,000	6,500,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 3.95%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Appling County, VRDN, 2.75%, 09/01/2041(a)	6,700,000	6,700,000
Development Authority of Burke County, VRDN, 2.70%, 11/01/2052(a)	6,220,000	6,220,000
Development Authority of Heard County, VRDN, 2.80%, 12/01/2037(a)	1,000,000	1,000,000
Total Georgia		32,420,000
Shares or Principal Amount		Value

ILLINOIS—0.2%
Illinois Development Finance Authority, VRDN, Series A, 4.25%, 11/01/2044(a)	$2,000,000	$ 1,997,018
INDIANA—2.4%
Indiana Finance Authority
VRDN, 3.18%, 08/01/2030(a)	19,900,000	19,900,000
VRDN, Series A, 3.85%, 05/01/2028(a)	2,500,000	2,498,444
Total Indiana		22,398,444
IOWA—3.7%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,534,213
Iowa Finance Authority
VRDN, Series A, 3.43%, 07/01/2038(a)	6,630,000	6,630,000
VRDN, Series B, 3.43%, 12/01/2046(a)	25,400,000	25,400,000
Total Iowa		34,564,213
KANSAS—0.7%
City of Dodge City, VRDN, 4.02%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal, VRDN, 4.02%, 02/01/2029(a)	1,000,000	1,000,000
City of Seneca, 5.00%, 09/01/2025	4,330,000	4,330,220
Total Kansas		6,330,220
KENTUCKY—2.8%
County of Meade
AMT, VRDN, Series A-1, 3.10%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 3.00%, 08/01/2061(a)	100,000	100,000
Kentucky Public Energy Authority, Series C-1, 4.00%, 12/01/2049(a)	1,135,000	1,135,399
Louisville Regional Airport Authority, VRDN, Series B, 2.55%, 01/01/2029(a)	700,000	700,000
Total Kentucky		26,735,399
LOUISIANA—0.9%
Calcasieu Parish Industrial Development Board, Inc., VRDN, 3.05%, 06/01/2025(a)	8,900,000	8,900,000
MARYLAND—5.6%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2025	235,000	235,077
Maryland Health & Higher Educational Facilities Authority, VRDN, Series 2025C-1, 3.60%, 07/01/2055(a)	2,000,000	2,000,000
Maryland Industrial Development Financing Authority, VRDN, 4.75%, 03/01/2030(a)	49,905,000	49,905,000
Total Maryland		52,140,077
MINNESOTA—3.1%
JPMorgan Chase Putters/Drivers Trust, VRDN, 2.85%, 03/20/2027(a)(b)	28,850,000	28,850,000
MISSISSIPPI—7.0%
Mississippi Business Finance Corp.
VRDN, 3.05%, 12/01/2027(a)	900,000	900,000
VRDN, Series 1, 3.30%, 11/01/2052(a)	200,000	200,000
VRDN, Series A, 4.75%, 11/01/2032(a)	58,370,000	58,370,000
VRDN, Series C, 3.50%, 05/01/2037(a)	5,723,000	5,723,000
Total Mississippi		65,193,000

See accompanying Notes to Financial Statements.
16	2025 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSOURI—1.0%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	$9,000,000	$ 9,011,662
NEVADA—0.1%
State of Nevada Department of Business & Industry, VRDN, Series 2001-REMK, 4.13%, 12/01/2026(a)(b)	1,000,000	999,694
NEW HAMPSHIRE—2.1%
New Hampshire Business Finance Authority, VRDN, Series A, 4.50%, 10/01/2033(a)	20,000,000	20,002,562
NEW JERSEY—2.7%
City of Newark, Series B, 4.50%, 05/07/2026	3,000,000	3,024,848
City of Trenton, 4.50%, 05/29/2025	7,000,000	6,998,222
New Jersey Economic Development Authority, Series GGG, 5.25%, 09/01/2025(b)	8,000,000	8,041,695
Township of Weehawken, 4.50%, 07/03/2025	7,181,000	7,180,995
Total New Jersey		25,245,760
NEW YORK—8.5%
City of Cortland, 4.50%, 05/16/2025	20,033,000	20,032,830
City of New York
VRDN, Series 3, 2.55%, 04/01/2042(a)	11,900,000	11,900,000
VRDN, Series G-2, 2.80%, 02/01/2055(a)	4,000,000	4,000,000
VRDN, Series G-3, 2.50%, 02/01/2055(a)	5,000,000	5,000,000
City of Poughkeepsie, 4.75%, 04/24/2026	6,051,378	6,072,280
City of Utica, 4.00%, 08/29/2025	10,374,350	10,369,105
Mizuho Floater/Residual Trust, VRDN, Series 2025-MIZ9208, 3.90%, 08/10/2027(a)(b)	8,000,000	8,000,000
New York State Dormitory Authority, VRDN, Series C, 4.42%, 05/01/2044(a)	9,800,000	9,800,000
New York State Housing Finance Agency, VRDN, Series A, 2.88%, 11/01/2039(a)	4,800,000	4,800,000
Total New York		79,974,215
NORTH CAROLINA—0.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.75%, 12/01/2027(a)	3,200,000	3,200,728
Fayetteville State University, (AGM), 5.00%, 04/01/2026	470,000	476,313
Total North Carolina		3,677,041
OHIO—1.0%
State of Ohio
VRDN, Series B, 3.85%, 01/15/2049(a)	3,700,000	3,700,000
VRDN, Series C, 3.80%, 01/15/2045(a)	5,400,000	5,400,000
Total Ohio		9,100,000
OKLAHOMA—1.2%
Oklahoma Development Finance Authority
VRDN, Series B, 4.26%, 08/15/2031(a)	8,770,000	8,770,000
VRDN, Series C, 4.00%, 08/15/2031(a)	2,900,000	2,900,000
Total Oklahoma		11,670,000
Shares or Principal Amount		Value

PENNSYLVANIA—9.2%
Central Bradford Progress Authority, VRDN, Series D, 4.26%, 12/01/2041(a)	$22,225,000	$ 22,225,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 4.42%, 09/01/2050(a)	6,000,000	6,000,000
Pennsylvania Economic Development Financing Authority
VRDN, 3.70%, 08/01/2045(a)	3,000,000	3,000,000
VRDN, Series A, 4.25%, 08/01/2037(a)	10,000,000	9,994,602
VRDN, Series B-1, 4.25%, 04/01/2049(a)	11,000,000	11,002,971
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 4.42%, 09/01/2045(a)	26,575,000	26,575,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 4.42%, 09/01/2050(a)	7,200,000	7,200,000
Total Pennsylvania		85,997,573
SOUTH CAROLINA—2.0%
County of Berkeley, VRDN, Series A, 3.10%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Public Service Authority, VRDN, Series A, 2.85%, 01/01/2036(a)	15,000,000	15,000,000
Total South Carolina		19,105,000
TENNESSEE—5.3%
Public Building Authority of Blount County Tennessee, VRDN, (CNTY GTD), Series C-1-A, 3.95%, 06/01/2029(a)	21,710,000	21,710,000
Public Building Authority of Sevier County, VRDN, (CNTY GTD), Series 6-A1, 3.95%, 06/01/2029(a)	27,735,000	27,735,000
Total Tennessee		49,445,000
TEXAS—12.4%
City of Houston Hotel Occupancy Tax & Special Revenue, 4.00%, 09/01/2025	425,000	425,838
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 4.12%, 11/15/2046(a)	30,000,000	30,000,000
Las Varas Public Facility Corp., 3.75%, 11/01/2025	3,700,000	3,700,307
Mission Economic Development Corp.
VRDN, 3.70%, 01/01/2026(a)	7,000,000	7,000,000
VRDN, Series A, 3.75%, 05/01/2046(a)	1,000,000	999,675
VRDN, Series B, 3.75%, 07/01/2040(a)	1,000,000	999,675
Port of Corpus Christi Authority of Nueces County
VRDN, 3.25%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 3.15%, 07/01/2029(a)(b)	18,200,000	18,200,000
Port of Port Arthur Navigation District
VRDN, 2.65%, 04/01/2040(a)	7,900,000	7,900,000
VRDN, 2.65%, 04/01/2040(a)	2,900,000	2,900,000
VRDN, Series D, 3.20%, 11/01/2040(a)	11,200,000	11,200,000
VRDN, Series E, 3.38%, 11/01/2040(a)	15,450,000	15,450,000
State of Texas, VRDN, Series B, 3.32%, 04/01/2036(a)	7,700,000	7,700,000

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	17

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2021-MS0002, 2.20%, 06/15/2056(a)(b)	$7,000,000	$ 7,000,000
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2025	1,500,000	1,507,689
Total Texas		116,183,184
WEST VIRGINIA—3.6%
West Virginia Economic Development Authority, VRDN, Series A, 3.71%, 02/01/2036(a)	7,300,000	7,300,000
West Virginia Hospital Finance Authority, VRDN, Series E, 4.23%, 06/01/2033(a)	26,895,000	26,895,000
Total West Virginia		34,195,000
WISCONSIN—1.5%
Public Finance Authority, VRDN, Series A-2, 3.70%, 10/01/2025(a)	5,250,000	5,250,000
Town of Red Cedar, AMT, VRDN, 3.70%, 09/01/2027(a)	8,575,000	8,575,000
Total Wisconsin		13,825,000
Total Municipal Bonds		932,489,789
SHORT-TERM INVESTMENTS—1.1%
COMMERCIAL PAPER—0.5%
UNITED STATES—0.5%
Lower Colorado River Authority, 3.43%, 05/22/2025	5,190,000	5,190,000
Total Commercial Paper		5,190,000
MONEY MARKET FUNDS—0.6%
BlackRock Liquidity Funds MuniCash, Institutional shares	5,218,306	5,218,827
Total Money Market Funds		5,218,827
Total Short-Term Investments		10,408,827
Total Investments (Cost $943,041,430)(c)—100.6%		942,898,616
Liabilities in Excess of Other Assets—(0.6%)		(5,795,043)
Net Assets—100.0%		$937,103,573

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
18	2025 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)
April 30, 2025

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Assets:
Investments, at value	$72,084,491	$22,539,586	$41,388,103	$75,454,880	$932,489,789
Short-term investments, at value	3,809,174	361,768	65,231	34,690	10,408,827
Foreign Currency, at value	28,644	–	–	–	–
Cash	–	–	–	54,844	–
Receivable for investments sold	59,649	–	–	5,035	–
Interest and dividends receivable	1,253,672	413,482	662,834	1,280,094	5,541,173
Receivable for capital shares issued	12,554	942	–	3,187	9,706,956
Unrealized appreciation on forward foreign currency exchange contracts	31,138	2,276	–	–	–
Receivable from Adviser	–	15,126	19,012	24,288	151,301
Tax reclaim receivable	–	1,960	–	–	–
Prepaid expenses	21,490	21,676	31,360	29,865	107,469
Total Assets	77,300,812	23,356,816	42,166,540	76,886,883	958,405,515
Liabilities:
Due to Custodian	–	–	–	–	5,190,260
Payable for investments purchased	–	–	–	–	13,491,370
Unrealized depreciation on forward foreign currency exchange contracts	197,623	25,124	–	–	–
Distributions payable	–	–	4,971	8,483	82,750
Payable for capital shares redeemed	20,734	2,814	–	42,982	1,991,736
Accrued expenses and other payables:
Administration fees	5,045	1,523	2,767	9,222	56,951
Audit and tax fees	26,786	28,869	25,918	26,414	22,546
Custodian fees	16,731	4,671	2,957	3,359	5,430
Distribution fees	10,331	1,609	748	1,193	55,198
Fund accounting fees	970	313	565	1,205	11,406
Investment advisory fees	6,310	9,520	14,701	35,565	299,031
Legal fees	1,926	591	961	2,719	8,381
Printing fees	1,167	727	1,167	1,167	662
Sub-transfer agent and administrative services fees	7,854	2,805	715	10,675	77,342
Transfer agent fees	1,984	1,216	551	859	3,227
Other accrued expenses	5,310	4,818	5,239	7,810	5,652
Total liabilities	302,771	84,600	61,260	151,653	21,301,942
Net assets	$76,998,041	$23,272,216	$42,105,280	$76,735,230	$937,103,573
Cost:
Investments	75,044,639	22,533,392	42,320,238	81,758,644	932,632,603
Short-Term Investments	3,809,174	361,768	65,231	34,690	10,408,827
Foreign currency	29,014	–	–	–	–
Represented by:
Paid in capital in excess of par value	$329,116,297	$31,162,799	$45,008,672	$120,092,528	$938,653,689
Distributable earnings (accumulated loss)	(252,118,256)	(7,890,583)	(2,903,392)	(43,357,298)	(1,550,116)
Net Assets	$76,998,041	$23,272,216	$42,105,280	$76,735,230	$937,103,573
Net Assets:
Class A	$50,366,134	$7,872,488	$3,659,947	$5,550,312	$281,610,765
Class A1	–	–	–	–	284,200
Class C	–	–	–	9,682	–
Institutional Service Class	–	4,206,302	12,235	–	–
Institutional Class	26,631,907	11,193,426	38,433,098	71,175,236	655,208,608
Total	$76,998,041	$23,272,216	$42,105,280	$76,735,230	$937,103,573 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	19

Statement of Assets and Liabilities  (unaudited)  (concluded)
April 30, 2025

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	$6,667,660	$938,760	$422,659	$616,403	$27,923,348
Class A1 Shares	–	–	–	–	28,160
Class C Shares	–	–	–	1,074	–
Institutional Service Class Shares	–	496,110	1,412	–	–
Institutional Class Shares	3,939,245	1,302,911	4,434,462	7,903,519	65,332,252
Total Shares Outstanding per Class	10,606,905	2,737,781	4,858,533	8,520,996	93,283,760
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$7.55	$8.39	$8.66	$9.00	$10.09
Class A1 Shares	–	–	–	–	10.09
Class C Shares	–	–	–	9.01	–
Institutional Service Class Shares	–	8.48	8.67	–	–
Institutional Class Shares	6.76	8.59	8.67	9.01	10.03
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$7.78	$8.65	$8.88	$9.23	$–
Class A1 Shares	–	–	–	–	10.14
Maximum Sales Charge:
Class A Shares	3.00(a)%	3.00(a)%	2.50(b)%	2.50(b)%	–%
Class A1 Shares	–%	–%	–%	–%	0.50(c)%

(a)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
(b)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
(c)	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
20	2025 Semi-Annual Report

Statements of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2025

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Investment Income:
Dividend income	$27,786	$—	$—	$—	$—
Interest income	3,009,905	828,167	982,792	2,199,138	15,453,783
Total Income	3,037,691	828,167	982,792	2,199,138	15,453,783
Expenses
Investment advisory fees	217,563	58,538	90,934	258,508	1,628,503
Trustee fees	5,990	1,783	3,208	7,375	56,955
Administration fees	31,645	9,366	17,117	37,601	325,701
Legal fees	8,869	2,632	4,748	10,935	84,222
Audit and tax fees	26,786	28,869	25,918	26,414	22,546
Printing fees	11,522	5,130	7,572	7,772	20,068
Custodian fees	22,902	6,463	4,491	4,975	8,555
Transfer agent fees	25,687	11,798	9,263	7,666	31,513
Distribution fees Class A	65,225	9,986	4,655	7,627	257,612
Distribution fees Class A1	—	—	—	—	349
Distribution fees Class C	—	—	—	49	—
Sub-transfer agent and administrative service fees Institutional Class	7,813	6,686	5,858	39,344	253,099
Sub-transfer agent and administrative service fees Class A	34,685	5,176	745	2,881	105,503
Sub-transfer agent and administrative service fees Class A1	—	—	—	—	7
Sub-transfer agent and administrative service fees Institutional Service Class	—	2,552	—	—	—
Fund accounting fees	1,582	468	856	1,880	16,285
Registration and filing fees	15,831	20,867	21,029	21,055	44,550
Other	19,441	15,785	16,029	21,465	83,950
Total expenses before reimbursed/waived expenses	495,541	186,099	212,423	455,547	2,939,418
Interest expense (Note 9)	—	742	577	10,306	869
Total operating expenses before reimbursed/waived expenses	495,541	186,841	213,000	465,853	2,940,287
Expenses reimbursed Institutional Class	(45,541)	(48,261)	(91,817)	(132,955)	(617,975)
Expenses reimbursed Class A	(107,877)	(29,213)	(8,199)	(9,396)	(231,242)
Expenses reimbursed Class A1	—	—	—	—	(175)
Expenses reimbursed Class C	—	—	—	(11)	—
Expenses reimbursed Institutional Service Class	—	(14,812)	(27)	—	—
Net expenses	342,123	94,555	112,957	323,491	2,090,895
Net Investment Income	2,695,568	733,612	869,835	1,875,647	13,362,888
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	39,395	63,637	(186,452)	(1,484,037)	366
Realized gain/(loss) on forward foreign currency exchange contracts	410,685	25,479	—	—	—
Realized gain/(loss) on foreign currency transactions	(8,286)	(483)	—	—	—
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	441,794	88,633	(186,452)	(1,484,037)	366
Net change in unrealized appreciation/(depreciation) on investment transactions	(2,043,572)	(495,675)	(1,084,420)	(190,725)	(109,909)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(469,377)	(51,361)	—	—	— Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	21

Statements of Operations  (unaudited)  (concluded)
For the Six-Month Period Ended April 30, 2025

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	$22,011	$896	$—	$—	$—
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(2,490,938)	(546,140)	(1,084,420)	(190,725)	(109,909)
Net realized/unrealized gain/(loss) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(2,049,144)	(457,507)	(1,270,872)	(1,674,762)	(109,543)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$646,424	$276,105	$(401,037)	$200,885	$13,253,345

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
22	2025 Semi-Annual Report

Statements of Changes in Net Assets

	abrdn High Income Opportunities Fund		abrdn Infrastructure Debt Fund		abrdn Intermediate Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income	$2,695,568	$5,696,158	$733,612	$1,416,136	$869,835	$1,734,318
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	441,794	(1,432,801)	88,633	312,100	(186,452)	(558,690)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(2,490,938)	8,256,658	(546,140)	1,643,774	(1,084,420)	3,812,662
Changes in net assets resulting from operations	646,424	12,520,015	276,105	3,372,010	(401,037)	4,988,290
Distributions to Shareholders From:
Distributable earnings
Class A	(1,689,052)	(3,215,969)	(247,720)	(542,338)	(70,761)	(150,524)
Institutional Service Class	—	—	(130,019)	(250,535)	(251)	(711)
Institutional Class	(1,030,255)	(1,959,940)	(360,225)	(709,164)	(798,909)	(1,583,070)
Tax return of capital
Class A	—	(167,660)	—	—	—	—
Institutional Class	—	(85,935)	—	—	—	—
Change in net assets from shareholder distributions	(2,719,307)	(5,429,504)	(737,964)	(1,502,037)	(869,921)	(1,734,305)
Change in net assets from capital transactions	(2,370,139)	(8,232,057)	(485,638)	(3,829,092)	(653,868)	(1,912,607)
Change in net assets	(4,443,022)	(1,141,546)	(947,497)	(1,959,119)	(1,924,826)	1,341,378
Net Assets:
Beginning of period	81,441,063	82,582,609	24,219,713	26,178,832	44,030,106	42,688,728
End of period	$76,998,041	$81,441,063	$23,272,216	$24,219,713	$42,105,280	$44,030,106
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	23

Statements of Changes in Net Assets  (continued)

	abrdn High Income Opportunities Fund		abrdn Infrastructure Debt Fund		abrdn Intermediate Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,453,234	$8,370,839	$295,191	$286,498	$12,034	$160,276
Dividends reinvested	1,531,586	3,060,543	236,978	509,783	66,539	142,513
Cost of shares redeemed	(9,161,185)	(17,842,257)	(959,716)	(1,997,489)	(124,526)	(818,289)
Total Class A	(2,176,365)	(6,410,875)	(427,547)	(1,201,208)	(45,953)	(515,500)
Institutional Service Class Shares
Proceeds from shares issued	—	—	333,488	359,473	—	—
Dividends reinvested	—	—	128,482	247,804	251	689
Cost of shares redeemed	—	—	(250,221)	(1,033,205)	—	(7,962)
Total Institutional Service Class	—	—	211,749	(425,928)	251	(7,273)
Institutional Class Shares
Proceeds from shares issued	289,730	4,551,062	1,167,103	1,701,587	2,061,239	693,977
Dividends reinvested	965,484	1,916,216	348,947	683,901	743,276	1,478,197
Cost of shares redeemed	(1,448,988)	(8,288,460)	(1,785,890)	(4,587,444)	(3,412,681)	(3,562,008)
Total Institutional Class	(193,774)	(1,821,182)	(269,840)	(2,201,956)	(608,166)	(1,389,834)
Change in net assets from capital transactions:	$(2,370,139)	$(8,232,057)	$(485,638)	$(3,829,092)	$(653,868)	$(1,912,607)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
24	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn High Income Opportunities Fund		abrdn Infrastructure Debt Fund		abrdn Intermediate Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	715,279	1,101,201	34,825	33,421	1,366	17,970
Reinvested	198,767	401,704	28,045	59,852	7,528	16,043
Redeemed	(1,197,344)	(2,339,803)	(112,724)	(233,392)	(14,057)	(91,801)
Total Class A Shares	(283,298)	(836,898)	(49,854)	(140,119)	(5,163)	(57,788)
Institutional Service Class Shares
Issued	–	–	39,108	41,684	–	–
Reinvested	–	–	15,043	28,796	29	78
Redeemed	–	–	(29,075)	(119,733)	–	(884)
Total Institutional Service Class Shares	–	–	25,076	(49,253)	29	(806)
Institutional Class Shares
Issued	42,016	660,269	134,724	192,243	232,116	77,838
Reinvested	139,725	278,557	40,333	78,602	83,999	166,197
Redeemed	(208,438)	(1,208,983)	(205,705)	(527,831)	(385,008)	(401,023)
Total Institutional Class Shares	(26,697)	(270,157)	(30,648)	(256,986)	(68,893)	(156,988)
Total change in shares:	(309,995)	(1,107,055)	(55,426)	(446,358)	(74,027)	(215,582)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	25

Statements of Changes in Net Assets  (continued)

	abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income	$1,875,647	$3,696,282	$13,362,888	$25,197,526
Net realized gain/(loss) from investments	(1,484,037)	(6,405,280)	366	85,885
Net change in unrealized appreciation/(depreciation) from investments	(190,725)	10,836,761	(109,909)	741,074
Changes in net assets resulting from operations	200,885	8,127,763	13,253,345	26,024,485
Distributions to Shareholders From:
Distributable earnings
Class A	(114,559)	(240,173)	(3,222,826)	(4,664,103)
Class A1	—	—	(4,311)	(9,768)
Class C	(146)	(368)	—	—
Institutional Class	(1,756,948)	(3,419,367)	(10,128,493)	(20,542,581)
Change in net assets from shareholder distributions	(1,871,653)	(3,659,908)	(13,355,630)	(25,216,452)
Change in net assets from capital transactions	(22,513,838)	(17,868,469)	213,977,346	99,358,624
Change in net assets	(24,184,606)	(13,400,614)	213,875,061	100,166,657
Net Assets:
Beginning of period	100,919,836	114,320,450	723,228,512	623,061,855
End of period	$76,735,230	$100,919,836	$937,103,573	$723,228,512
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
26	2025 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Capital Transactions:
Class A Shares
Proceeds from shares issued	$308,279	$579,637	$217,067,503	$138,413,228
Dividends reinvested	112,155	231,049	3,149,320	4,563,657
Cost of shares redeemed	(1,504,146)	(2,233,726)	(93,251,424)	(93,271,190)
Total Class A	(1,083,712)	(1,423,040)	126,965,399	49,705,695
Class A1 Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	4,311	9,768
Cost of shares redeemed	—	—	—	—
Total Class A1	—	—	4,311	9,768
Class C Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	146	368	—	—
Cost of shares redeemed	—	(15,566)	—	—
Total Class C	146	(15,198)	—	—
Institutional Class Shares
Proceeds from shares issued	11,682,451	43,369,108	350,399,054	469,850,377
Dividends reinvested	1,756,948	2,670,733	8,731,564	17,810,743
Cost of shares redeemed	(34,869,671)	(62,470,072)	(272,122,982)	(438,017,959)
Total Institutional Class	(21,430,272)	(16,430,231)	87,007,636	49,643,161
Change in net assets from capital transactions:	$(22,513,838)	$(17,868,469)	$213,977,346	$99,358,624
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	27

Statements of Changes in Net Assets  (concluded)

	abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Share Transactions:
Class A Shares
Issued	33,639	63,898	21,517,477	13,727,777
Reinvested	12,121	25,336	312,200	452,572
Redeemed	(164,739)	(246,394)	(9,243,821)	(9,249,632)
Total Class A Shares	(118,979)	(157,160)	12,585,856	4,930,717
Class A1 Shares
Issued	–	–	–	–
Reinvested	–	–	427	968
Redeemed	–	–	–	–
Total Class A1 Shares	–	–	427	968
Class C Shares
Issued	–	–	–	–
Reinvested	16	40	–	–
Redeemed	–	(1,723)	–	–
Total Class C Shares	16	(1,683)	–	–
Institutional Class Shares
Issued	1,269,751	4,768,921	34,935,099	46,849,889
Reinvested	191,729	292,287	870,545	1,775,896
Redeemed	(3,794,366)	(6,892,568)	(27,130,905)	(43,675,572)
Total Institutional Class Shares	(2,332,886)	(1,831,360)	8,674,739	4,950,213
Total change in shares:	(2,451,849)	(1,990,203)	21,261,022	9,881,898

Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
28	2025 Semi-Annual Report

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Financial Highlights
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn High Income Opportunities Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$7.74	$0.26	$(0.20)	$ 0.06	$ (0.25)	$ –	$ (0.25)	$ 7.55
Year Ended October 31, 2024	7.10	0.51	0.59	1.10	(0.44)	(0.02)	(0.46)	7.74
Year Ended October 31, 2023	7.18	0.41	0.04	0.45	(0.52)	(0.01)	(0.53)	7.10
Year Ended October 31, 2022	8.84	0.38	(1.63)	(1.25)	(0.41)	–	(0.41)	7.18
Year Ended October 31, 2021	8.45	0.39	0.40	0.79	(0.40)	–	(0.40)	8.84
Year Ended October 31, 2020	8.71	0.40	(0.28)	0.12	(0.38)	–	(0.38)	8.45
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	6.96	0.24	(0.18)	0.06	(0.26)	–	(0.26)	6.76
Year Ended October 31, 2024	6.44	0.47	0.54	1.01	(0.47)	(0.02)	(0.49)	6.96
Year Ended October 31, 2023	6.57	0.39	0.04	0.43	(0.55)	(0.01)	(0.56)	6.44
Year Ended October 31, 2022	8.13	0.36	(1.48)	(1.12)	(0.44)	–	(0.44)	6.57
Year Ended October 31, 2021	7.81	0.38	0.37	0.75	(0.43)	–	(0.43)	8.13
Year Ended October 31, 2020	8.08	0.39	(0.25)	0.14	(0.41)	–	(0.41)	7.81

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
30	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn High Income Opportunities Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Portfolio Turnover (b)(e)

0.74%	$ 50,366	0.95%	1.36%	6.73%	44%
15.81%	53,828	0.95%(f)	1.30%(f)	6.63%	112%
6.45%	55,312	1.00%(f)	1.34%(f)	5.64%	75%
(14.49%)	61,410	1.00%	1.41%	4.73%	97%
9.46%	81,980	1.00%	1.40%	4.41%	98%
1.55%	87,358	1.00%(f)	1.45%(f)	4.76%	99%

0.89%	26,632	0.70%	1.04%	6.97%	44%
16.04%	27,613	0.70%(f)	0.98%(f)	6.89%	112%
6.69%	27,270	0.75%(f)	1.05%(f)	5.87%	75%
(14.20%)	40,298	0.75%	1.11%	4.94%	97%
9.73%	55,335	0.75%	1.09%	4.65%	98%
1.86%	58,237	0.75%(f)	1.10%(f)	5.01%	99%
2025 Semi-Annual Report	31

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Infrastructure Debt Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$8.56	$0.26	$(0.17)	$ 0.09	$ (0.26)	$ –	$ (0.26)	$ 8.39
Year Ended October 31, 2024	7.99	0.47	0.62	1.09	(0.52)	–	(0.52)	8.56
Year Ended October 31, 2023	8.83	0.30	(1.07)	(0.77)	(0.07)	–	(0.07)	7.99
Year Ended October 31, 2022	10.29	(–)(j)	(1.07)	(1.07)	(0.02)	(0.37)	(0.39)	8.83
Year Ended October 31, 2021	10.29	(0.03)	0.05	0.02	(0.02)	–	(0.02)	10.29
Year Ended October 31, 2020	10.13	0.04	0.29	0.33	(0.17)	–	(0.17)	10.29
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	8.65	0.27	(0.17)	0.10	(0.27)	–	(0.27)	8.48
Year Ended October 31, 2024	8.07	0.50	0.62	1.12	(0.54)	–	(0.54)	8.65
Year Ended October 31, 2023	8.92	0.33	(1.08)	(0.75)	(0.10)	–	(0.10)	8.07
Year Ended October 31, 2022	10.36	0.02	(1.08)	(1.06)	(0.01)	(0.37)	(0.38)	8.92
Year Ended October 31, 2021	10.35	(0.02)	0.06	0.04	(0.03)	–	(0.03)	10.36
Year Ended October 31, 2020	10.20	0.06	0.29	0.35	(0.20)	–	(0.20)	10.35
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	8.76	0.27	(0.17)	0.10	(0.27)	–	(0.27)	8.59
Year Ended October 31, 2024	8.15	0.51	0.64	1.15	(0.54)	–	(0.54)	8.76
Year Ended October 31, 2023	9.00	0.33	(1.08)	(0.75)	(0.10)	–	(0.10)	8.15
Year Ended October 31, 2022	10.44	0.03	(1.07)	(1.04)	(0.03)	(0.37)	(0.40)	9.00
Year Ended October 31, 2021	10.43	(–)(j)	0.05	0.05	(0.04)	–	(0.04)	10.44
Year Ended October 31, 2020	10.30	0.08	0.26	0.34	(0.21)	–	(0.21)	10.43

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to 0.03% for the six-month period ended April 30, 2024.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Includes interest expense that amounts to less than 0.01%.
(j)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
32	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Infrastructure Debt Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover (c)(f)

1.09%	$ 7,872	1.04%(g)	1.77%(g)	6.07%	8%
13.81%	8,464	1.04%(g)	1.77%(g)	5.52%	57%
(8.71%)(h)	9,017	1.05%(i)	1.58%(i)	3.45%	141%
(10.81%)(h)	13,569	1.04%	1.86%	(0.05%)	181%
0.18%	22,522	0.96%	2.93%	(0.31%)	425%
3.26%	1,078	0.97%(i)	2.52%(i)	0.35%	238%

1.21%	4,206	0.78%(g)	1.51%(g)	6.34%	8%
14.08%	4,076	0.79%(g)	1.52%(g)	5.77%	57%
(8.41%)(h)	4,198	0.78%(i)	1.31%(i)	3.80%	141%
(10.62%)(h)	5,153	0.78%	1.60%	0.23%	181%
0.33%(h)	6,929	0.78%	2.75%	(0.20%)	425%
3.45%(h)	8,148	0.80%(i)	2.35%(i)	0.62%	238%

1.20%	11,193	0.66%(g)	1.51%(g)	6.38%	8%
14.30%	11,680	0.67%(g)	1.53%(g)	5.89%	57%
(8.35%)(h)	12,964	0.66%(i)	1.31%(i)	3.80%	141%
(10.42%)(h)	22,843	0.65%	1.58%	0.26%	181%
0.46%	62,007	0.65%	2.65%	(0.04%)	425%
3.34%(h)	11,885	0.66%(i)	2.24%(i)	0.74%	238%
2025 Semi-Annual Report	33

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Intermediate Municipal Income Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2025*	$8.92	$0.17	$(0.29)	$ (0.12)	$ (0.14)	$ –	$ (0.14)	$ 8.66
Year Ended October 31, 2024	8.29	0.32	0.63	0.95	(0.32)	–	(0.32)	8.92
Year Ended October 31, 2023	8.50	0.27	(0.21)	0.06	(0.27)	–	(0.27)	8.29
Year Ended October 31, 2022	9.83	0.24	(1.33)	(1.09)	(0.24)	–	(0.24)	8.50
Year Ended October 31, 2021	9.73	0.24	0.12	0.36	(0.24)	(0.02)	(0.26)	9.83
Year Ended October 31, 2020	9.92	0.26	(0.18)	0.08	(0.26)	(0.01)	(0.27)	9.73
Institutional Service Class Shares
Six-Month Period Ended April 30, 2025*	8.93	0.18	(0.29)	(0.11)	(0.15)	–	(0.15)	8.67
Year Ended October 31, 2024	8.29	0.35	0.63	0.98	(0.34)	–	(0.34)	8.93
Year Ended October 31, 2023	8.51	0.29	(0.21)	0.08	(0.30)	–	(0.30)	8.29
Year Ended October 31, 2022	9.84	0.27	(1.34)	(1.07)	(0.26)	–	(0.26)	8.51
Year Ended October 31, 2021	9.74	0.26	0.12	0.38	(0.26)	(0.02)	(0.28)	9.84
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	8.93	0.18	(0.29)	(0.11)	(0.15)	–	(0.15)	8.67
Year Ended October 31, 2024	8.29	0.35	0.64	0.99	(0.35)	–	(0.35)	8.93
Year Ended October 31, 2023	8.51	0.30	(0.22)	0.08	(0.30)	–	(0.30)	8.29
Year Ended October 31, 2022	9.84	0.26	(1.33)	(1.07)	(0.26)	–	(0.26)	8.51
Year Ended October 31, 2021	9.74	0.26	0.12	0.38	(0.26)	(0.02)	(0.28)	9.84
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
34	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Intermediate Municipal Income Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(1.07%)	$ 3,660	0.79%(g)	1.23%(g)	3.80%	37%
11.53%	3,816	0.79%(g)	1.20%(g)	3.60%	71%
0.59%	4,024	0.80%(g)	1.23%(g)	3.07%	80%
(11.24%)	4,919	0.76%(g)	1.13%(g)	2.59%	21%
3.62%	6,028	0.76%	1.12%	2.38%	54%
0.83%	6,670	0.76%(g)	1.09%(g)	2.63%	56%

(0.93%)	12	0.50%(g)	0.94%(g)	4.08%	37%
11.96%	12	0.50%(g)	0.91%(g)	3.89%	71%
0.77%	18	0.51%(g)	0.94%(g)	3.36%	80%
(10.98%)	18	0.50%(g)	0.87%(g)	2.87%	21%
3.90%	20	0.50%	0.86%	2.64%	54%
1.09%	20	0.50%(g)	0.83%(g)	2.87%	56%

(0.93%)	38,433	0.50%(g)	0.97%(g)	4.09%	37%
11.98%	40,202	0.50%(g)	0.95%(g)	3.89%	71%
0.77%	38,647	0.51%(g)	0.97%(g)	3.38%	80%
(10.99%)	41,587	0.50%(g)	0.88%(g)	2.84%	21%
3.90%	54,707	0.50%	0.87%	2.64%	54%
1.10%	58,015	0.50%(g)	0.84%(g)	2.89%	56%
2025 Semi-Annual Report	35

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2025*	$9.20	$0.16	$(0.19)	$ (0.03)	$ (0.17)	$ (0.17)	$ 9.00	(0.33%)
Year Ended October 31, 2024	8.82	0.30	0.38	0.68	(0.30)	(0.30)	9.20	7.82%
Year Ended October 31, 2023	9.05	0.23	(0.22)	0.01	(0.24)	(0.24)	8.82	–(h)
Year Ended October 31, 2022	10.26	0.22	(1.20)	(0.98)	(0.23)	(0.23)	9.05	(9.71%)
Year Ended October 31, 2021	9.99	0.22	0.27	0.49	(0.22)	(0.22)	10.26	4.92%
Year Ended October 31, 2020	10.25	0.29	(0.27)	0.02	(0.28)	(0.28)	9.99	0.25%
Class C Shares
Six-Month Period Ended April 30, 2025*	9.21	0.14	(0.20)	(0.06)	(0.14)	(0.14)	9.01	(0.70%)
Year Ended October 31, 2024	8.83	0.23	0.38	0.61	(0.23)	(0.23)	9.21	6.99%
Year Ended October 31, 2023	9.05	0.16	(0.21)	(0.05)	(0.17)	(0.17)	8.83	(0.63%)(i)
Year Ended October 31, 2022	10.27	0.15	(1.22)	(1.07)	(0.15)	(0.15)	9.05	(10.47%)(i)
Year Ended October 31, 2021(j)	10.13	0.12	0.14	0.26	(0.12)	(0.12)	10.27	2.52%
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	9.20	0.18	(0.19)	(0.01)	(0.18)	(0.18)	9.01	(0.10%)
Year Ended October 31, 2024	8.82	0.33	0.38	0.71	(0.33)	(0.33)	9.20	8.09%
Year Ended October 31, 2023	9.05	0.25	(0.22)	0.03	(0.26)	(0.26)	8.82	0.25%
Year Ended October 31, 2022	10.26	0.24	(1.20)	(0.96)	(0.25)	(0.25)	9.05	(9.48%)
Year Ended October 31, 2021	9.99	0.24	0.27	0.51	(0.24)	(0.24)	10.26	5.18%
Year Ended October 31, 2020	10.25	0.31	(0.26)	0.05	(0.31)	(0.31)	9.99	0.51%

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to 0.02% for the six month period ended April 30, 2025. Includes interest expense that amounts to 0.03% for the year ended October 31, 2024 and for the year ended October 31, 2022. Includes interest expense that amounts to 0.05% for the year ended October 31, 2023. Includes interest expense that amounts to less than 0.01% for the year ended October 31, 2020.
(h)	Amount is less than 0.005%.
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(j)	For the period from December 21, 2020 (commencement of operations) through October 31, 2021.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
36	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 5,550	0.92%(g)	1.23%(g)	3.58%	41%
6,763	0.93%(g)	1.23%(g)	3.34%	105%
7,871	0.95%(g)	1.26%(g)	2.48%	58%
14,399	0.93%(g)	1.17%(g)	2.27%	58%
21,907	0.90%	1.14%	2.14%	96%
22,417	0.90%(g)	1.12%(g)	2.84%	149%

10	1.67%(g)	1.88%(g)	3.06%	41%
10	1.68%(g)	1.94%(g)	2.55%	105%
24	1.70%(g)	2.01%(g)	1.73%	58%
27	1.68%(g)	1.87%(g)	1.57%	58%
27	1.65%	1.86%	1.33%	96%

71,175	0.67%(g)	0.97%(g)	4.02%	41%
94,147	0.68%(g)	0.97%(g)	3.60%	105%
106,425	0.70%(g)	1.01%(g)	2.73%	58%
180,805	0.68%(g)	0.90%(g)	2.49%	58%
424,689	0.65%	0.88%	2.37%	96%
270,153	0.65%(g)	0.87%(g)	3.07%	149%

2025 Semi-Annual Report	37

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2025*	$10.09	$0.16	$(0.01)	$ 0.15	$ (0.15)	$ (0.15)	$ 10.09	1.54%
Year Ended October 31, 2024	10.07	0.36	0.02	0.38	(0.36)	(0.36)	10.09	3.82%
Year Ended October 31, 2023	10.06	0.32	0.01	0.33	(0.32)	(0.32)	10.07	3.36%
Year Ended October 31, 2022	10.09	0.05	(0.02)	0.03	(0.06)	(0.06)	10.06	0.30%
Year Ended October 31, 2021	10.09	–(h)	(–)(h)	(–)(h)	–(h)	–(h)	10.09	0.02%
Year Ended October 31, 2020	10.10	0.07	–(h)	0.07	(0.08)	(0.08)	10.09	0.69%
Class A1 Shares
Six-Month Period Ended April 30, 2025*	10.09	0.15	–	0.15	(0.15)	(0.15)	10.09	1.54%
Year Ended October 31, 2024	10.08	0.36	0.01	0.37	(0.36)	(0.36)	10.09	3.72%
Year Ended October 31, 2023	10.06	0.32	0.02	0.34	(0.32)	(0.32)	10.08	3.47%
Year Ended October 31, 2022	10.10	0.05	(0.03)	0.02	(0.06)	(0.06)	10.06	0.20%
Year Ended October 31, 2021	10.10	–(h)	(–)(h)	(–)(h)	–(h)	–(h)	10.10	0.02%
Year Ended October 31, 2020	10.10	0.03	0.05	0.08	(0.08)	(0.08)	10.10	0.79%
Institutional Class Shares
Six-Month Period Ended April 30, 2025*	10.03	0.17	–	0.17	(0.17)	(0.17)	10.03	1.67%
Year Ended October 31, 2024	10.02	0.38	0.01	0.39	(0.38)	(0.38)	10.03	3.98%
Year Ended October 31, 2023	10.00	0.35	0.02	0.37	(0.35)	(0.35)	10.02	3.73%
Year Ended October 31, 2022	10.04	0.07	(0.03)	0.04	(0.08)	(0.08)	10.00	0.37%
Year Ended October 31, 2021	10.03	0.01	0.01	0.02	(0.01)	(0.01)	10.04	0.21%
Year Ended October 31, 2020	10.04	0.10	(0.01)	0.09	(0.10)	(0.10)	10.03	0.94%

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
38	2025 Semi-Annual Report

Financial Highlights  (concluded)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 281,611	0.70%(g)	0.92%(g)	3.13%	86%
154,686	0.70%(g)	0.95%(g)	3.55%	226%
104,837	0.70%(g)	0.98%(g)	3.22%	231%
123,920	0.60%(g)	0.95%(g)	0.52%	321%
161,362	0.54%(g)	0.96%(g)	0.02%	261%
263,068	0.70%(g)	0.94%(g)	0.72%	299%

284	0.70%(g)	0.83%(g)	3.09%	86%
280	0.70%(g)	0.87%(g)	3.55%	226%
270	0.70%(g)	0.92%(g)	3.22%	231%
261	0.60%(g)	0.89%(g)	0.52%	321%
510	0.54%(g)	0.89%(g)	0.02%	261%
558	0.70%(g)	0.90%(g)	0.34%	299%

655,209	0.45%(g)	0.65%(g)	3.33%	86%
568,263	0.45%(g)	0.69%(g)	3.80%	226%
517,955	0.45%(g)	0.74%(g)	3.46%	231%
561,780	0.44%(g)	0.71%(g)	0.71%	321%
793,264	0.45%(g)	0.71%(g)	0.11%	261%
928,424	0.45%(g)	0.71%(g)	0.98%	299%

2025 Semi-Annual Report	39

Notes to  Financial Statements (unaudited)
April 30, 2025

1.  Organization
abrdn Funds (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2025, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. As of April 30, 2025, the Trust operated eighteen (18) separate series, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the five (5) funds listed below (each a “Fund”; collectively, the “Funds”):
•	abrdn High Income Opportunities Fund (“High Income Opportunities Fund”)
•	abrdn Infrastructure Debt Fund ("Infrastructure Debt Fund")
•	abrdn Intermediate Municipal Income Fund ("Intermediate Municipal Income Fund")
•	abrdn Short Duration High Yield Municipal Fund ("Short Duration High Yield Municipal Fund")
•	abrdn Ultra Short Municipal Income Fund ("Ultra Short Municipal Income Fund")
2.  Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.	Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. ("abrdn" or the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined above). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
40	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
•	Level 1 - quoted prices (unadjusted) in active markets for identical investments;
•	Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
2025 Semi-Annual Report	41

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Statements of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
High Income Opportunities Fund
Assets
Investments in Securities
Bank Loans	$–	$846,765	$–	$846,765
Corporate Bonds	–	67,355,867	–	67,355,867
Exchange-Traded Funds	2,797,704	–	–	2,797,704
Government Bonds	–	707,005	–	707,005
U.S. Treasuries	–	377,150	–	377,150
Short-Term Investment	3,809,174	–	–	3,809,174
Total Investments	$6,606,878	$69,286,787	$–	$75,893,665
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$31,138	$–	$31,138
Total Investment Assets	$6,606,878	$69,317,925	$–	$75,924,803
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(197,623)	$–	$(197,623)
Total Investment Liabilities	$–	$(197,623)	$–	$(197,623)
Infrastructure Debt Fund
Assets
Investments in Securities
Corporate Bonds	$–	$12,868,629	$–	$12,868,629
Municipal Bonds	–	9,670,957	–	9,670,957
Short-Term Investment	361,768	–	–	361,768
Total Investments	$361,768	$22,539,586	$–	$22,901,354
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$2,276	$–	$2,276
Total Investment Assets	$361,768	$22,541,862	$–	$22,903,630
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(25,124)	$–	$(25,124)
Total Investment Liabilities	$–	$(25,124)	$–	$(25,124)
42	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Income Fund
Assets
Investments in Securities
Municipal Bonds	$–	$41,388,103	$–	$41,388,103
Short-Term Investment	65,231	–	–	65,231
Total Investments	$65,231	$41,388,103	$–	$41,453,334
Total Investment Assets	$65,231	$41,388,103	$–	$41,453,334
Short Duration High Yield Municipal Fund
Assets
Investments in Securities
Corporate Bonds	$–	$–	$280,030	$280,030
Municipal Bonds	–	75,174,850	–	75,174,850
Short-Term Investment	34,690	–	–	34,690
Total Investments	$34,690	$75,174,850	$280,030	$75,489,570
Total Investment Assets	$34,690	$75,174,850	$280,030	$75,489,570
Ultra Short Municipal Income Fund
Assets
Investments in Securities
Municipal Bonds	$–	$932,489,789	$–	$932,489,789
Short-Term Investments	5,218,827	5,190,000	–	10,408,827
Total Investments	$5,218,827	$937,679,789	$–	$942,898,616
Total Investment Assets	$5,218,827	$937,679,789	$–	$942,898,616
Amounts listed as “–” are $0 or round to $0.
Level 3 investments held during and at the end of the six-month period ended April 30, 2025 in relation to net assets of the High Income Opportunities Fund and Short Duration High Yield Municipal Fund were not significant (0.0% and 0.4% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The valuation technique used to value the Level 3 security in the Short Duration High Yield Municipal Fund is the Fund’s current entitlement to monies held in a secure escrow account, which is only released when all of the terms of an agreement are met.
b.	Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.	Foreign Currency Translation:
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.
2025 Semi-Annual Report	43

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

d.	Derivative Financial Instruments:
Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.
While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.
Futures Contracts
Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract into which it has entered.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as initial margin. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.
There are significant risks associated with a Fund's use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund's investment manager and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the fair value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading
44	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.
Options
Options are instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current fair values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.
Summary of Derivative Instruments
Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2025:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
High Income Opportunities Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$31,138	$–	$–	$–	$–	$31,138
Total	$–	$31,138	$–	$–	$–	$–	$31,138
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$197,623	$–	$–	$–	$–	$197,623
Total	$–	$197,623	$–	$–	$–	$–	$197,623
Infrastructure Debt Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$2,276	$–	$–	$–	$–	$2,276
Total	$–	$2,276	$–	$–	$–	$–	$2,276
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$25,124	$–	$–	$–	$–	$25,124
Total	$–	$25,124	$–	$–	$–	$–	$25,124
Amounts listed as “–” are $0 or round to $0.
Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2025 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:
2025 Semi-Annual Report	45

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
High Income Opportunities Fund
Foreign Currency Exchange Contracts
Barclays Bank PLC	$–	$–	$–	$–	$2,547	$–	$–	$2,547
Citibank N.A.	3,492	–	–	3,492	–	–	–	–
Goldman Sachs & Co.	1,461	–	–	1,461	–	–	–	–
JPMorgan Chase Bank N.A.	8,457	(8,457)	–	–	68,865	(8,457)	–	60,408
Morgan Stanley & Co.	445	–	–	445	–	–	–	–
Royal Bank of Canada	1,802	–	–	1,802	–	–	–	–
UBS AG	15,481	(15,481)	–	–	126,211	(15,481)	–	110,730
Amounts listed as “–” are $0 or round to $0.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Infrastructure Debt Fund
Foreign Currency Exchange Contracts
Barclays Bank PLC	$–	$–	$–	$–	$49	$–	$–	$49
Citibank N.A.	–	–	–	–	18,486	–	–	18,486
Goldman Sachs & Co.	535	–	–	535	–	–	–	–
HSBC Bank PLC	36	(36)	–	–	6,138	(36)	–	6,102
JPMorgan Chase Bank N.A.	1,526	(451)	–	1,075	451	(451)	–	–
Morgan Stanley & Co.	89	–	–	89	–	–	–	–
UBS AG	90	–	–	90	–	–	–	–
Amounts listed as “–” are $0 or round to $0.
46	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
High Income Opportunities Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$410,685	$–	$–	$–	$410,685
Total	$–	$410,685	$–	$–	$–	$410,685
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$(469,377)	$–	$–	$–	$(469,377)
Total	$–	$(469,377)	$–	$–	$–	$(469,377)
Infrastructure Debt Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$25,479	$–	$–	$–	$25,479
Total	$–	$25,479	$–	$–	$–	$25,479
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Currency Contracts	$–	$(51,361)	$–	$–	$–	$(51,361)
Total	$–	$(51,361)	$–	$–	$–	$(51,361)
Amounts listed as “–” are $0 or round to $0.
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2025. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2025.
Derivative	Average Notional Value
High Income Opportunities Fund
Foreign Currency Contracts Purchased	$4,178,931
Foreign Currency Contracts Sold	$17,439,246
Infrastructure Debt Fund
Foreign Currency Contracts Purchased	$160,649
Foreign Currency Contracts Sold	$1,637,740
e.	Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of the month end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is
2025 Semi-Annual Report	47

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

based on the total net asset value of that class’s shares in proportion to the total net assets of the relevant Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
f.	Distributions:
Distributions from net investment income, if any, are declared daily and paid monthly for the Intermediate Municipal Income Fund, Short Duration High Yield Municipal Fund and the Ultra Short Municipal Income Fund. Distributions from net investment income, if any, are declared and paid monthly for the High Income Opportunities Fund and the Infrastructure Debt Fund. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatment for foreign currencies and loss deferrals.
g.	Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.
Each Fund may recognize interest and penalties related to tax items, including uncertain tax positions, within interest expense and other expenses respectively. No interest expense or penalties related to taxation have been recognized as of and for the six-month period ended April 30, 2025.
h.	Foreign Withholding Tax:
Interest income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes and are recorded on the Statements of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statements of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.
In addition, the Funds may be subject to capital gains tax in certain countries in which they invest. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statements of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.
i.	Securities Lending:
Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian, "State Street"), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the fair value of such collateral does not fall below 100% of the fair value of the portfolio securities so loaned.
Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.
48	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks, including the event of default or insolvency of the borrower, and possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and therefore, this amount is not presented on the Funds’ Statements of Investments.
For the six-month period ended April 30, 2025, no lending activity took place.
3.  Agreements and Transactions with Affiliates
a.	Investment Adviser:
Under the Investment Advisory Agreements with the Trust, the Adviser manages the Funds in accordance with the policies and procedures established by the Board.
For services provided under the terms of each current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
High Income Opportunities Fund	Up to $500 million	0.550%
	$500 million up to $1 billion	0.525%
	On $1 billion and more	0.500%
Infrastructure Debt Fund	Up to $500 million	0.500%
	$500 million up to $1 billion	0.475%
	On $1 billion and more	0.450%
Intermediate Municipal Income Fund	Up to $250 million	0.425%
	$250 million up to $1 billion	0.375%
	On $1 billion and more	0.355%
Short Duration High Yield Municipal Fund	Up to $250 million	0.550%
	On $250 million and more	0.500%
Ultra Short Municipal Income Fund	On all assets	0.400%
The Adviser has engaged the services of affiliate abrdn Investments Limited (on behalf of Infrastructure Debt Fund) as subadviser (the “Subadviser”) pursuant to sub-advisory agreements. The Subadviser manages a portion of the applicable Fund’s investments and has the responsibility for making all investment decisions for the portion of such Fund’s assets they manage. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadviser, if any.
The Trust and Aberdeen have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund, this contractual limitation may not be terminated before February 28, 2026 without the approval of the Trustees who are not “interested persons” of the Trust, as such term is defined by the 1940 Act (the “Independent Trustees”). For the High Income Opportunities Fund, this contractual limitation may not be terminated before February 28, 2026. For the Intermediate Municipal Income Fund and the Infrastructure Debt Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. For the High Income Opportunities Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and Rule 12b-1 fees for Class A shares and extraordinary expenses. For the Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund, this limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
Fund	Limit
High Income Opportunities Fund	0.70%
Infrastructure Debt Fund	0.65%
Intermediate Municipal Income Fund	0.50%

2025 Semi-Annual Report	49

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Fund	Class A Limit	Class A1 Limit	Class C Limit	Institutional Class Limit
Short Duration High Yield Municipal Fund	0.90%	–	1.65%	0.65%
Ultra Short Municipal Income Fund	0.70%	0.70%	–	0.45%
Amounts listed as “–” are $0 or round to $0.
Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”).  Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.
As of April 30, 2025, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:
Fund	Amount Fiscal Year 2022 (Expires 10/31/25)	Amount Fiscal Year 2023 (Expires 10/31/26)	Amount Fiscal Year 2024 (Expires 10/31/27)	Amount Six Months Ended April 30, 2025 (Expires 4/30/28)	Total*
High Income Opportunities Fund	$439,426	$310,592	$276,578	$153,418	$1,180,014
Infrastructure Debt Fund	507,424	201,396	195,052	92,286	996,158
Intermediate Municipal Income Fund	206,321	215,294	198,526	100,043	720,184
Short Duration High Yield Municipal Fund	760,410	448,911	303,775	142,362	1,655,458
Ultra Short Municipal Income Fund	2,289,342	1,869,917	1,620,129	849,392	6,628,780

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
In accordance with the Funds’ Expense Limitation Agreements and criteria, as described above, the Adviser did not recapture any expenses for which it previously reimbursed the Funds. Accordingly, at April 30, 2025, the Funds did not have liabilities payable to the Adviser for recapture of previously reimbursed expenses.
b.	Fund Administration:
Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust’s average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with abrdn, State Street provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.
c.	Distributor and Shareholder Servicing:
The Trust and Aberdeen Fund Distributors, LLC (the “Distributor”) are parties to the current Underwriting Agreement (the “Underwriting Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares.
The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders’ financial advisors or other
50	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class A1 Shares	Class C Shares(a)
High Income Opportunities Fund	0.25%	–	–
Infrastructure Debt Fund	0.25%	–	–
Intermediate Municipal Income Fund	0.25%	–	–
Short Duration High Yield Municipal Fund	0.25%	–	1.00%
Ultra Short Municipal Income Fund	0.25%	0.25%	–
Amounts listed as “–” are 0% or round to 0%.
(a)	0.25% of which is service fees.
The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.
Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges (“CDSCs”) of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.
The Distributor re-allows to dealer 2.50% of sales charges on Class A shares of the High Income Opportunities Fund and Infrastructure Debt Fund; 2.00% of sales charges on Class A shares of the Intermediate Municipal Income Fund and Short Duration High Yield Municipal Fund; and 0.50% of sales charges on Class A1 of the Ultra Short Municipal Income Fund. In addition, the Distributor or Adviser may compensate broker dealers or financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% on sales of Class C shares, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2025 was as follows:
Fund	Commissions Retained from Front-End Sales Charges of Class A Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A) Shares
High Income Opportunities Fund	$–	$–
Infrastructure Debt Fund	50	–
Intermediate Municipal Income Fund	16	–
Short Duration High Yield Municipal Fund	–	–
Ultra Short Municipal Income Fund	–	–
Total Retained	$66	$ –
Amounts listed as “–” are $0 or round to $0.
d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses
The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.
Class A, Class A1, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual sub-transfer agent and administrative services fee of 0.25% for Class A, Class A1, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2026, the administrative service fee is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis; however, many intermediaries do not charge the maximum permitted
2025 Semi-Annual Report	51

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

fee or even a portion thereof. Class C and Institutional Class shares may also pay for the services described above directly as these classes are not subject to an Administrative Services Plan.
The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2025 was as follows:

Fund	Class A	Class A1	Institutional Service	Institutional
High Income Opportunities Fund	$34,685	$–	$–	$7,813
Infrastructure Debt Fund	5,176	–	2,552	6,686
Intermediate Municipal Income Fund	745	–	–	5,858
Short Duration High Yield Municipal Fund	2,881	–	–	39,344
Ultra Short Municipal Income Fund	105,503	7	–	253,099
Amounts listed as “–” are $0 or round to $0.
e.	Purchase/Sale Transactions Between Affiliates
The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 (“Rule 17a-7”). During the six-month period ended April 30, 2025, the Funds did not engage in any of these trades.
4.  Investment Transactions
Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2025, were as follows:
Fund	Purchases	Sales
High Income Opportunities Fund	$33,377,441	$38,107,857
Infrastructure Debt Fund	1,956,985	3,110,520
Intermediate Municipal Income Fund	15,785,769	16,413,914
Short Duration High Yield Municipal Fund	37,136,891	59,837,499
Ultra Short Municipal Income Fund	860,748,973	659,074,377
5.  Portfolio Investment Risks
a.	Active Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
b.	Auction Rate Securities Risk
The Intermediate Municipal Income Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund (the “Municipal Funds”) may buy or sell auction rate securities. Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par. All accepted bids and holders of the auction rate securities receive the same rate. Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

c.	Bank Loan Risk
The High Income Opportunities Fund and Infrastructure Debt Fund may buy or sell bank loans. There are some risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect a Fund’s returns.
d.	Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
e.	Derivatives Risk (including Options, Futures and Swaps)
The High Income Opportunities Fund and Infrastructure Debt Fund are subject to Derivatives Risk. Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.
Speculative Exposure Risk. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.
Hedged Exposure Risk. Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Correlation Risk. The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.
Counterparty Risk. Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.
Other Derivatives Risks. Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.
f.	Emerging Markets Risk
Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
g.	ESG Integration Risk
To the extent ESG (Environmental, Social and Governance) factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.
2025 Semi-Annual Report	53

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

h.	Fixed Income Securities Risk
Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.
i.	Foreign Currency Exposure Risk
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
j.	Foreign Securities Risk
Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
k.	Green, Social and Sustainability Bond Risk
The Infrastructure Debt Fund’s performance may differ from the performance of other funds that do not invest green, social and sustainability bonds because the Fund’s investment strategy may select or exclude securities of certain issuers for reasons in addition to performance. Investing in green, social and sustainability bonds is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Adviser or any judgment exercised by the Adviser will reflect the opinions of any particular investor.
l.	High-Yield Bonds and Other Lower-Rated Securities Risk
A Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.
m.	Illiquid Securities Risk
Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the asset. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.
The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund’s portfolio holdings. These procedures and tests take into account a Fund’s investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.
n.	Impact of Large Redemptions and Purchases of Fund Shares
Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to a Fund until the sales of portfolio securities necessary to cover the redemption request settle.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

o.	Infrastructure-Related Investments Risk
Because the Infrastructure Debt Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
p.	Interest Rate Risk
Each Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in each Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the fair values of fixed income securities may be more sensitive to changes in interest rates. The Fund may be subject to greater interest rate risk due to changing interest rate environment and the effect of potential government monetary and fiscal policy initiatives and resulting market reaction to those initiatives.
q.	Investment-Grade Debt Securities
Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.
r.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
s.	Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in that market. Developments in a particular class of bonds or the stock market could also adversely affect a Fund by reducing the relative attractiveness of bonds or stocks as an investment. Also, to the extent that a Fund emphasizes bonds or stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. In addition, a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:
•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund’s investments.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

and interest rate hikes or reductions. The impact of these policies and legislative changes on the markets, and the practical implications for market participants, may not be fully known for some time. A reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely impact a Fund’s investments. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
t.	Municipal Securities Risk
The Infrastructure Debt Fund and the Municipal Funds are subject to municipal securities risk. Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.
Municipal Bond Tax Risk. A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk. The municipal bond market can be volatile, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds without the sale significantly changing the fair value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk. From time to time, a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and any adverse changes to such projects may have a significant negative impact on the Fund’s investment performance.
u.	Portfolio Turnover Risk
The High Income Opportunities Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.
v.	Private Placements and Other Restricted Securities Risk
The High Income Opportunities Fund and Short Duration High Yield Municipal Fund are subject to Private Placements Risk. Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.
w.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
x.	Sovereign Debt Risk
The High Income Opportunities Fund is subject to Sovereign Debt Risk. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

y.	Tender Option Bonds Risk
The Municipal Funds are subject to Tender Option Bonds Risk. Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.
z.	Tobacco Related Bonds Risk
The Short Duration High Yield Municipal Fund is subject to Tobacco Related Bonds Risk. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the Master Service Agreement ("MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Funds may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The MSA settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.
aa.	U.S. Government Securities Risk
Securities issued by U.S. Government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. The U.S. Government does not guarantee the net asset value of a Fund’s shares.
bb.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The ability to value a Fund's investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
cc.	Variable and Floating Rate Securities Risk
Certain Funds are subject to Variable and Floating Rate Securities Risk. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
dd.	Yield Risk
The High Income Opportunities Fund and Ultra Short Municipal Income Fund are subject to Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.
Please read the Funds' prospectuses for more detailed information regarding these and other risks.
6.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.
2025 Semi-Annual Report	57

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

7.  Tax Information
As of April 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Income Opportunities Fund	$78,383,271	$1,193,918	$(3,850,009)	$(2,656,091)
Infrastructure Debt Fund	22,872,312	465,377	(459,183)	6,194
Intermediate Municipal Income Fund	42,385,469	227,727	(1,159,862)	(932,135)
Short Duration High Yield Municipal Fund	81,772,481	869,450	(7,152,361)	(6,282,911)
Ultra Short Municipal Income Fund	943,041,520	53,918	(196,822)	(142,904)
The tax character of distributions during the fiscal year ended October 31, 2024 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):
Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
High Income Opportunities Fund	$5,175,909	$–	$5,175,909	$–	$253,595	$5,429,504
Infrastructure Debt Fund	1,502,037	–	1,502,037	–	–	1,502,037
Intermediate Municipal Income Fund	21,026	–	21,026	1,713,279	–	1,734,305
Short Duration High Yield Municipal Fund	23,137	–	23,137	3,636,771	–	3,659,908
Ultra Short Municipal Income Fund	18,857	–	18,857	25,197,595	–	25,216,452
Amounts listed as “–” are $0 or round to $0.
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
High Income Opportunities Fund	$–	$–	$–	$–	$–	$–	$(332,051)	$(955,663)	$(248,757,659)	$(250,045,373)
Infrastructure Debt Fund	–	234,453	–	–	–	–	–	496,632	(8,159,809)	(7,428,724)
Intermediate Municipal Income Fund	4,443	–	–	–	–	–	(4,632)	152,288	(1,784,533)	(1,632,434)
Short Duration High Yield Municipal Fund	1,316,644	–	–	–	–	–	(968,204)	(6,111,963)	(35,923,007)	(41,686,530)
Ultra Short Municipal Income Fund	80,814	–	–	–	–	–	(73,243)	(32,993)	(1,422,409)	(1,447,831)
Amounts listed as “–” are $0 or round to $0.
As of October 31, 2024, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.
Fund	Amounts	Expires
High Income Opportunities Fund	$55,861,028	Unlimited (Short—Term)
High Income Opportunities Fund	192,896,631	Unlimited (Long—Term)
58	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Fund	Amounts	Expires
Infrastructure Debt Fund	$7,258,580	Unlimited (Short—Term)
Infrastructure Debt Fund	901,229	Unlimited (Long—Term)
Intermediate Municipal Income Fund	188,578	Unlimited (Short—Term)
Intermediate Municipal Income Fund	1,595,955	Unlimited (Long—Term)
Short Duration High Yield Municipal Fund	12,860,275	Unlimited (Short—Term)
Short Duration High Yield Municipal Fund	23,062,732	Unlimited (Long—Term)
Ultra Short Municipal Income Fund	1,422,409	Unlimited (Short—Term)
8.  Significant Shareholders
As of April 30, 2025, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:
Fund	Record Ownership %	Number of Account Owners
High Income Opportunities Fund	45.0%	4
Infrastructure Debt Fund	52.9	3
Intermediate Municipal Income Fund	48.3	1
Short Duration High Yield Municipal Fund	84.7	3
Ultra Short Municipal Income Fund	58.2	3
9.  Line of Credit
The Trust, on behalf of each of the open-end mutual funds of the Trust (including the Funds) (the “Borrowers”), has entered into an agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”), subject to annual renewal. As of April 30, 2025, the Agreement provides for a revolving credit facility (the “Credit Facility”) in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.
Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to (a) 10 basis points + (b) the higher of (i) the Federal Funds Rate on such date (not less than zero) plus one and one quarter of one percent (1.25%) or (ii) the Overnight Bank Funding Rate on such date plus one and one quarter of one percent (1.25%). In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2025, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the  six-month period ended April 30, 2025.
Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
High Income Opportunities Fund	$-	-	-
Infrastructure Debt Fund	131,388	5.79%	34
Intermediate Municipal Income Fund	250,035	5.93%	14
Short Duration High Yield Municipal Fund	1,156,057	5.69%	57
Ultra Short Municipal Income Fund	916,157	5.69%	6
Amounts listed as “–” are 0% or round to 0%.
10.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s
2025 Semi-Annual Report	59

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2025

chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Chief Financial Officer of the Funds act as the Fund’s CODM. The CODM monitors the operating results of the Funds as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
11.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2025, other than as noted below.
At a meeting held on June 11, 2025 (the "Meeting"), the Board approved, on behalf of the abrdn Intermediate Municipal Income Fund, the reorganization of the Fund into abrdn Ultra Short Municipal Income Active ETF, a newly created ETF (the “Reorganization”), which will continue to be managed by abrdn Inc., the investment adviser for the Fund. The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust, determined that participation in the Reorganization is in the best interests of the Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The reorganization is expected to occur on or around October 17, 2025.
In addition, at the Meeting, the Board approved that the abrdn Intermediate Municipal Income Fund will no longer offer Institutional Service Class shares effective June 12, 2025.
60	2025 Semi-Annual Report

Changes in and Disagreement with Accountants for Open-End Management Investment Companies

Not applicable.
2025 Semi-Annual Report	61

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
62	2025 Semi-Annual Report

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to trustees, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Investment Advisory Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.
2025 Semi-Annual Report	63

Statement Regarding Basis For Approval of Investment Advisory Contract

Not Applicable.
64	2025 Semi-Annual Report

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
https://www.aberdeeninvestments.com/en-us

abrdn Funds
Active ETF Series
Financial Statements and Other Information
April 30, 2025
abrdn Emerging Markets Dividend Active ETF (AGEM)
abrdn Focused U.S. Small Cap Active ETF (AFSC)

Financial Statements and Financial Highlights for Open-End Management Investment Companies (Item 7):
Statements of Investments	Page 1
abrdn Emerging Markets Dividend Active ETF	Page 1
abrdn Focused U.S. Small Cap Active ETF	Page 3
Financial Statements	Page 4
Notes to Financial Statements	Page 12
Changes in and Disagreement with Accountants for Open-End Management Investment Companies (Item 8)	Page 26
Proxy Disclosures for Open-End Management Investment Companies (Item 9)	Page 27
Remuneration paid to Trustees, Officers and Others (Item 10)	Page 28
Statement Regarding Basis For Approval of Investment Advisory Contract (Item 11)	Page 29

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 844-383-7289 to request a prospectus, or download a prospectus at https://www.aberdeeninvestments.com/us/literature. Please read it carefully before investing any money.
Investing in exchange-traded funds ("ETFs") involves risk, including possible loss of principal.
The active ETFs series of abrdn Funds are distributed by ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.
abrdn Inc. (Aberdeen) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.
The complete schedule of portfolio holdings for each fund of abrdn Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-844-383-7289.
Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at https://www.aberdeeninvestments.com/us/literature and on the Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission’s website at www.sec.gov.

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS—90.7%
BRAZIL—4.7%
Communication Services—1.6%
Telefonica Brasil SA, ADR	115,657	$ 1,123,029
Energy—1.4%
Petroleo Brasileiro SA, ADR	94,091	993,601
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	138,528	329,285
Itau Unibanco Holding SA, ADR	75,595	477,005
		806,290
Health Care—0.6%
Odontoprev SA	204,898	385,595
Total Brazil		3,308,515
CHINA—25.3%
Communication Services—9.7%
Autohome, Inc., ADR	11,149	304,144
NetEase, Inc., ADR	15,647	1,675,168
Tencent Holdings Ltd., ADR	80,413	4,910,018
		6,889,330
Consumer Discretionary—9.7%
Alibaba Group Holding Ltd., ADR	17,858	2,132,781
ANTA Sports Products Ltd.	96,350	1,142,321
Fu Shou Yuan International Group Ltd.	647,000	293,651
Hangzhou Robam Appliances Co. Ltd.	119,000	320,652
JD.com, Inc., ADR	10,990	358,494
Li Auto, Inc., ADR(a)	26,354	642,774
Li Ning Co. Ltd.	372,500	706,038
Midea Group Co. Ltd., H Shares(a)	64,000	606,942
PDD Holdings, Inc., ADR(a)	3,794	400,532
Zhongsheng Group Holdings Ltd.	164,000	247,831
		6,852,016
Consumer Staples—2.1%
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(b)	60,300	1,068,543
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(b)	103,900	406,284
		1,474,827
Financials—1.4%
China Construction Bank Corp., H Shares	492,000	404,735
Ping An Insurance Group Co. of China Ltd., ADR	47,822	571,951
		976,686
Health Care—0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	12,400	375,032
Industrials—1.7%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	19,300	615,183
SITC International Holdings Co. Ltd.	207,000	572,509
		1,187,692
Information Technology—0.2%
Silergy Corp.	12,000	150,080
Total China		17,905,663
COLOMBIA—0.2%
Energy—0.2%
Geopark Ltd.	17,284	116,148
Shares		Value

GEORGIA—1.8%
Financials—1.8%
Lion Finance Group PLC	15,940	$ 1,274,595
GREECE—1.3%
Financials—1.3%
National Bank of Greece SA	87,278	918,925
HONG KONG—2.5%
Consumer Staples—1.4%
Budweiser Brewing Co. APAC Ltd.(c)	956,004	1,013,249
Financials—0.8%
AIA Group Ltd., ADR	18,222	542,833
Industrials—0.3%
Techtronic Industries Co. Ltd.	21,000	212,285
Total Hong Kong		1,768,367
INDIA—11.7%
Consumer Discretionary—0.9%
Mahindra & Mahindra Ltd., GDR(c)	2,279	78,170
Mahindra & Mahindra Ltd., GDR(c)	16,265	557,889
		636,059
Financials—8.8%
HDFC Bank Ltd., ADR	56,271	4,090,339
ICICI Bank Ltd., ADR	63,911	2,144,853
		6,235,192
Information Technology—2.0%
Infosys Ltd., ADR	80,092	1,409,619
Total India		8,280,870
INDONESIA—4.6%
Communication Services—1.6%
Telkom Indonesia Persero Tbk. PT	7,375,000	1,172,891
Financials—3.0%
Bank Mandiri Persero Tbk. PT	3,560,700	1,048,905
Bank Rakyat Indonesia Persero Tbk. PT	4,565,500	1,058,866
		2,107,771
Total Indonesia		3,280,662
KAZAKHSTAN—1.9%
Energy—0.9%
NAC Kazatomprom JSC, GDR(c)	18,771	625,074
Financials—0.8%
Kaspi.KZ JSC, GDR(c)	6,357	558,717
Industrials—0.2%
Air Astana JSC, GDR(a)(c)(d)	26,443	148,081
Total Kazakhstan		1,331,872
MACAO—1.0%
Consumer Discretionary—1.0%
Sands China Ltd.(a)	409,290	737,773
MALAYSIA—0.7%
Communication Services—0.7%
Telekom Malaysia Bhd.	338,800	533,914
MEXICO—7.1%
Financials—2.0%
Grupo Financiero Banorte SAB de CV, Class O	164,870	1,413,676

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	1

Statement of Investments  (concluded)
April 30, 2025 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Industrials—1.9%
Grupo Aeroportuario del Centro Norte SAB de CV	57,142	$ 628,779
Grupo Aeroportuario del Sureste SAB de CV, B Shares	23,552	743,737
		1,372,516
Materials—3.2%
Grupo Mexico SAB de CV	440,529	2,285,930
Total Mexico		5,072,122
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	3,435	694,523
PHILIPPINES—0.7%
Industrials—0.7%
Asian Terminals, Inc.(d)	1,394,500	524,295
SAUDI ARABIA—1.0%
Financials—1.0%
Saudi National Bank	76,087	724,165
SINGAPORE—1.4%
Information Technology—0.2%
AEM Holdings Ltd.	141,737	128,053
Real Estate—1.2%
Capitaland India Trust, UNIT	1,208,600	902,216
Total Singapore		1,030,269
SOUTH AFRICA—1.7%
Communication Services—0.9%
Vodacom Group Ltd.	81,634	601,023
Financials—0.8%
Sanlam Ltd.	128,041	581,652
Total South Africa		1,182,675
SOUTH KOREA—4.2%
Financials—0.4%
Shinhan Financial Group Co. Ltd., ADR	7,784	280,068
Industrials—2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,996	955,971
Samsung C&T Corp.	3,624	312,049
Samsung E&A Co. Ltd.	30,030	406,456
		1,674,476
Information Technology—1.4%
SK Hynix, Inc.	8,142	1,016,676
Total South Korea		2,971,220
TAIWAN—15.7%
Industrials—0.4%
Sporton International, Inc.	50,000	261,858
Information Technology—15.3%
Accton Technology Corp.	28,000	520,026
Alchip Technologies Ltd.	3,000	199,325
Chroma ATE, Inc.	101,000	923,694
Delta Electronics, Inc.	27,000	281,540
MediaTek, Inc.	52,000	2,194,916
Sinbon Electronics Co. Ltd.	24,000	165,838
Shares		Value

Taiwan Semiconductor Manufacturing Co. Ltd.	220,000	$ 6,245,818
Yageo Corp.	21,870	313,865
		10,845,022
Total Taiwan		11,106,880
THAILAND—0.4%
Communication Services—0.4%
Digital Telecommunications Infrastructure Fund, UNIT	1,054,900	258,949
UNITED ARAB EMIRATES—1.8%
Consumer Discretionary—0.4%
Americana Restaurants International PLC	441,023	270,157
Energy—0.4%
ADNOC Drilling Co. PJSC	225,097	300,289
Real Estate—0.7%
Aldar Properties PJSC	224,812	505,560
Utilities—0.3%
National Central Cooling Co. PJSC(d)	257,813	184,952
Total United Arab Emirates		1,260,958
Total Common Stocks		64,283,360
EXCHANGE-TRADED FUNDS—3.7%
iShares MSCI India ETF	49,252	2,638,430
Total Exchange-Traded Funds		2,638,430
PREFERRED STOCKS—5.3%
SOUTH KOREA—5.3%
Information Technology—5.3%
Samsung Electronics Co. Ltd.	113,440	3,738,772
Total Preferred Stocks		3,738,772
SHORT-TERM INVESTMENT—0.7%
DWS Government Money Market Fund, 4.29%(e)	501,570	501,570
Total Short-Term Investment		501,570
Total Investments (Cost $68,615,689)(f)—100.4%		71,162,132
Liabilities in Excess of Other Assets—(0.4%)		(297,198)
Net Assets—100.0%		$70,864,934

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.1% of net assets as of April 30, 2025.
(e)	The rate shown is the 7 day yield as of April 30, 2025.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2	2025 Semi-Annual Report

Statement of Investments
April 30, 2025 (Unaudited)
abrdn Focused U.S. Small Cap Active ETF

	Shares	Value
COMMON STOCKS—99.1%
CANADA—2.5%
Consumer Discretionary—2.5%
Aritzia, Inc.(a)	70,694	$ 2,486,546
ISRAEL—1.9%
Information Technology—1.9%
Camtek Ltd.(a)	28,395	1,855,329
UNITED STATES—94.7%
Communication Services—1.2%
Integral Ad Science Holding Corp.(a)	162,689	1,150,211
Consumer Discretionary—10.1%
Boot Barn Holdings, Inc.(a)	22,199	2,316,244
Brinker International, Inc.(a)	17,728	2,380,870
La-Z-Boy, Inc.	49,856	1,969,312
Stride, Inc.(a)	24,180	3,439,605
		10,106,031
Consumer Staples—2.5%
Vita Coco Co., Inc.(a)	76,282	2,521,120
Energy—3.3%
Magnolia Oil & Gas Corp., Class A	59,005	1,211,373
Northern Oil & Gas, Inc.	40,495	984,029
SM Energy Co.	46,608	1,062,196
		3,257,598
Financials—20.5%
Banner Corp.	37,044	2,264,870
Donnelley Financial Solutions, Inc.(a)	58,993	2,843,463
NMI Holdings, Inc.(a)	65,050	2,352,858
PJT Partners, Inc., Class A	15,429	2,186,444
Seacoast Banking Corp. of Florida	107,570	2,550,485
Skyward Specialty Insurance Group, Inc.(a)	38,078	2,021,561
Wintrust Financial Corp.	28,926	3,215,703
WSFS Financial Corp.	59,113	3,047,275
		20,482,659
Health Care—15.8%
ANI Pharmaceuticals, Inc.(a)	42,436	3,005,318
Catalyst Pharmaceuticals, Inc.(a)	92,068	2,236,332
Corcept Therapeutics, Inc.(a)	30,592	2,198,953
Integer Holdings Corp.(a)	21,998	2,778,567
Ligand Pharmaceuticals, Inc.(a)	25,791	2,833,399
Merit Medical Systems, Inc.(a)	29,571	2,792,981
		15,845,550
Industrials—15.3%
Atmus Filtration Technologies, Inc.	72,054	2,498,112
Casella Waste Systems, Inc., Class A(a)	27,157	3,189,590
Enpro, Inc.	13,788	2,059,927
Griffon Corp.	33,487	2,280,799
Mueller Water Products, Inc., Class A	80,026	2,099,882
REV Group, Inc.	97,738	3,196,033
		15,324,343
Information Technology—10.9%
JFrog Ltd.(a)	73,208	2,472,234
Q2 Holdings, Inc.(a)	40,421	3,203,364
Vertex, Inc., Class A(a)	76,060	3,044,682
Workiva, Inc.(a)	29,576	2,226,186
		10,946,466
Shares		Value

Materials—7.5%
Graphic Packaging Holding Co.	87,326	$ 2,210,221
Knife River Corp.(a)	32,232	3,009,824
Materion Corp.	27,575	2,289,001
		7,509,046
Real Estate—3.7%
American Healthcare REIT, Inc.	31,229	1,008,072
Terreno Realty Corp., REIT	46,978	2,646,271
		3,654,343
Utilities—3.9%
ONE Gas, Inc.	49,922	3,919,376
Total United States		94,716,743
Total Common Stocks		99,058,618
SHORT-TERM INVESTMENT—0.9%
DWS Government Money Market Fund, 4.29%(b)	952,445	952,445
Total Short-Term Investment		952,445
Total Investments (Cost $99,417,718)(c)—100.0%		100,011,063
Liabilities in Excess of Other Assets—(0.0%)		(35,308)
Net Assets—100.0%		$99,975,755

(a)	Non-income producing security.
(b)	The rate shown is the 7 day yield as of April 30, 2025.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	3

Statement of Assets and Liabilities  (unaudited)
April 30, 2025

	abrdn Emerging Markets Dividend Active ETF	abrdn Focused U.S. Small Cap Active ETF
Assets:
Investments, at value	$70,660,562	$99,058,618
Short-term investments, at value	501,570	952,445
Foreign Currency, at value	2,664	2
Cash	7	4
Interest and dividends receivable	93,139	34,198
Receivable from Adviser	25,205	21,060
Tax reclaim receivable	138,039	–
Prepaid expenses	771	226
Total Assets	71,421,957	100,066,553
Liabilities:
Payable for investments purchased	89,825	–
Payable to IRS on behalf of shareholders related to Article 63 EU Tax Reclaims (see Note 2(i))	362,771	–
Accrued expenses and other payables:
Administration fees	4,461	6,331
Audit and tax fees	13,777	19,621
Custodian fees	20,598	1,925
Fund accounting fees	894	628
Investment advisory fees	39,034	51,438
Legal fees	2,320	3,192
Printing fees	4,444	1,084
Sub-transfer agent and administrative services fees	5,459	398
Transfer agent fees	10,037	4,003
Other accrued expenses	3,403	2,178
Total liabilities	557,023	90,798
Net assets	$70,864,934	$99,975,755
Cost:
Investments	68,114,119	98,465,273
Short-Term Investments	501,570	952,445
Foreign currency	2,677	2
Represented by:
Paid in capital in excess of par value	$471,745,925	$97,339,646
Distributable earnings (accumulated loss)	(400,880,991)	2,636,109
Net Assets	$70,864,934	$99,975,755
Shares outstanding (unlimited number of shares authorized, no par value)	2,410,444	3,813,471
Net asset value, per share	29.40	26.22

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
4	2025 Semi-Annual Report

Statement of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2025

	abrdn Emerging Markets Dividend Active ETF	abrdn Focused U.S. Small Cap Active ETF
Investment Income:
Dividend income	$1,058,769	$127,136
Interest income	9,684	17,180
Foreign tax withholding	(76,314)	(365)
Total Income	992,139	143,951
Expenses
Investment advisory fees	265,477	115,089
Trustee fees	5,776	971
Administration fees	29,087	13,700
Legal fees	8,527	7,052
Audit and tax fees	18,777	19,620
Printing fees	10,033	3,738
Custodian fees	37,787	5,313
Transfer agent fees(a)	40,767	12,689
Fund accounting fees	1,454	685
Registration and filing fees	26,578	25,646
Other	24,638	13,254
Total expenses before reimbursed/waived expenses	468,901	217,757
Interest expense (Note 11)	1,565	232
Total operating expenses before reimbursed/waived expenses	470,466	217,989
Expenses reimbursed	(175,585)	(96,998)
Net expenses	294,881	120,991
Net Investment Income	697,258	22,960
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	(8,252,974)	3,212,015
Realized gain/(loss) on foreign currency transactions	(20,920)	(297)
Net realized gain/(loss) from investments and foreign currency transactions	(8,273,894)	3,211,718
Net change in unrealized appreciation/(depreciation) on investment transactions	8,445,128	(911,628)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(166,028)	—
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	8,279,100	(911,628)
Net realized/unrealized gain/(loss) from investments and translation of assets and liabilities denominated in foreign currencies	5,206	2,300,090
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$702,464	$2,323,050

(a)	Includes Sub-transfer agent and administrative services fees accrued prior to reorganization.

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2025 Semi-Annual Report	5

Statements of Changes in Net Assets

	abrdn Emerging Markets Dividend Active ETF		abrdn Focused U.S. Small Cap Active ETF
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$697,258	$1,499,988	$22,960	$(50,574)
Net realized gain/(loss) from investments and foreign currency transactions	(8,273,894)	6,369,677	3,211,718	772,484
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	8,279,100	12,476,564	(911,628)	3,224,516
Changes in net assets resulting from operations	702,464	20,346,229	2,323,050	3,946,426
Distributions to Shareholders From:
Distributable earnings	(2,037,018)	—	—	—
Change in net assets from shareholder distributions	(2,037,018)	—	—	—
From Capital transactions
Proceeds from Shares Sold	109,071	1,023,538(a)	99,369,861	4,359,456(b)
Exchanged	1,648,402	—	—	—
Cost of Shares Redeemed	(7,973,801)	(14,274,046)(c)	(14,122,616)	(7,348,401)(d)
Change in net assets from capital transactions	(6,216,328)	(13,250,508)	85,247,245	(2,988,945)
Change in net assets	(7,550,882)	7,095,721	87,570,295	957,481
Net Assets:
Beginning of period	78,415,816	71,320,095	12,405,460	11,447,979
End of period	$70,864,934	$78,415,816	$99,975,755	$12,405,460

(a)	Proceeds from Shares sold for the year ended October 31, 2024 consisted of $489,464 and $534,074 for Class A shares and Institutional Class shares, respectively.
(b)	Proceeds from Shares sold for the year ended October 31, 2024 consisted of $551,076, $1,918,835, $34,301 and $1,855,244 for Class A shares, Class R shares, Institutional Service Class shares and Institutional Class shares, respectively.
(c)	Cost of Shares Redeemed for the year ended October 31, 2024 consisted of $(11,187,276) and $(3,086,770) for Class A shares and Institutional Class shares, respectively.
(d)	Cost of Shares Redeemed for the year ended October 31, 2024 consisted of $(1,465,473), $(4,399,914), $(279,219) and $(1,203,795) for Class A shares, Class R shares, Instiutional Service Class shares and Institutional Class Shares, respectively.

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
6	2025 Semi-Annual Report

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Financial Highlights
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Dividend Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Six-Month Period Ended April 30, 2025*	29.93	0.28	–	0.28	(0.81)	(0.81)	29.40	1.02%
Year Ended October 31, 2024	23.02	0.56	6.35	6.91	–	–	29.93	30.02%
Year Ended October 31, 2023	22.88	0.17	1.84	2.01	(1.87)	(1.87)	23.02	8.61%
Year Ended October 31, 2022	35.96	0.42(h)	(13.50)	(13.08)	–	–	22.88	(36.37%)(h)(i)
Year Ended October 31, 2021	26.98	(0.04)	9.32	9.28	(0.30)	(0.30)	35.96	34.56%
Year Ended October 31, 2020	27.74	0.24	0.30	0.54	(1.30)	(1.30)	26.98	1.86%(j)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Beginning with the year ended October 31, 2022, income taxes on recovered refunds were included in foreign tax withholding on the Statement of Operations and, as such, are not included within the ratios of expenses to average net assets. Income taxes on recovered refunds for years prior to October 31, 2022 were reflected as expenses on the Statement of Operations and included within the ratios of expenses to average net assets.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense that amounts to less than 0.01%.
(f)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	As the result of a name and strategy change effective February 29, 2024, portfolio turnover is higher than historical levels.
(h)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (See Note 2i of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for the Institutional Class shares, these amounts would have been $0.08, (37.18%), and 0.29%, respectively
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(j)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (See Note 2i of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Institutional Class shares, this amount would have been (0.11%).
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
8	2025 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Dividend Active ETF  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets(c)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(c)(d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover(b)
70,865	–	0.81%	1.29%	1.92%	22%
78,416	1.01%	1.01%	1.70%	1.98%	122%(g)
7,653	1.04%	1.04%	1.34%	0.67%	23%
13,946	0.93%	0.93%	1.27%	1.50%(h)	38%
25,253	1.13%	1.13%	1.31%	(0.11%)	114%
20,047	1.13%	1.13%	1.33%	0.90%	34%

2025 Semi-Annual Report	9

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused U.S. Small Cap Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period (+)	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Six-Month Period Ended April 30, 2025*	25.74	0.01	0.47	0.48	–	–	–	26.22
Year Ended October 31, 2024	18.90	(0.03)	6.87	6.84	–	–	–	25.74
Year Ended October 31, 2023	20.91	0.03	(2.04)	(2.01)	–	–	–	18.90
Year Ended October 31, 2022	36.63	(0.06)	(6.93)	(6.99)	–	(8.73)	(8.73)	20.91
Year Ended October 31, 2021	26.34	(0.03)	13.35	13.32	–	(3.03)	(3.03)	36.63
Year Ended October 31, 2020	24.60	0.03	3.12	3.15	(0.03)	(1.38)	(1.41)	26.34

*	Unaudited
(+)	On February 7, 2025, the Fund implemented a 1 for 3 reverse stock split. Net asset value and per share amounts have been updated to reflect the transaction.
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Includes interest expense that amounts to less than 0.01%.
(g)	As the result of a name and strategy change effective February 29, 2024, portfolio turnover is higher than historical levels.
(h)	Includes interest expense that amounts to less than 0.01% for the Institutional Class for the years ended October 31, 2021 and October 31, 2020.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
10	2025 Semi-Annual Report

Financial Highlights  (concluded)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused U.S. Small Cap Active ETF  (concluded)
	Ratios/Supplemental Data
Total Return(b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover(c)
1.85%	99,976	0.71%(f)	1.28%(f)	0.13%	36%
36.19%	12,405	0.90%(f)	2.36%(f)	(0.13%)	110%(g)
(9.61%)	2,934	0.90%(f)	2.13%(f)	0.11%	17%
(25.17%)	5,182	0.90%	2.15%	(0.25%)	56%
53.85%	5,531	0.90%(h)	2.24%(h)	(0.12%)	157%
13.14%	3,451	0.90%(h)	1.94%(h)	0.17%	46%

2025 Semi-Annual Report	11

Notes to  Financial Statements (unaudited)
April 30, 2025

1.  Organization
abrdn Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2025, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2025, the Trust operated eighteen (18) separate series, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the two (2) funds listed below (each, a "Fund"; collectively, the "Funds"):
•	abrdn Emerging Markets Dividend Active ETF ("Emerging Markets Dividend Active ETF")
•	abrdn Focused U.S. Small Cap Active ETF ("Focused U.S. Small Cap Active ETF")
Emerging Markets Dividend Active ETF acquired all the assets and liabilities of the  abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Emerging Markets Dividend Active ETF.
Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.
2.  Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.	Security Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable. unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below.. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued at the last sale price or the mean price at the closing time of that exchange. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
12	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed, and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
If a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Valuation Designee, considering the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs. When deemed appropriate the Valuation Designee, may value foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
•	Level 1 - quoted prices (unadjusted) in active markets for identical investments;
•	Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
2025 Semi-Annual Report	13

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Statements of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets Dividend Active ETF
Assets
Investments in Securities
Common Stocks	$64,283,360	$–	$–	$64,283,360
Exchange-Traded Funds	2,638,430	–	–	2,638,430
Preferred Stocks	3,738,772	–	–	3,738,772
Short-Term Investment	501,570	–	–	501,570
Total Investments	$71,162,132	$–	$–	$71,162,132
Total Investment Assets	$71,162,132	$–	$–	$71,162,132
Focused U.S. Small Cap Active ETF
Assets
Investments in Securities
Common Stocks	$99,058,618	$–	$–	$99,058,618
Short-Term Investment	952,445	–	–	952,445
Total Investments	$100,011,063	$–	$–	$100,011,063
Total Investment Assets	$100,011,063	$–	$–	$100,011,063
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2025, there were no significant changes to the fair valuation methodologies.
b.	Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.	Foreign Currency Translation:
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.
d.	Rights Issues and Warrants:
Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that
14	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
e.	Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the average net asset value of that class’ shares in proportion to the average net assets of the relevant Fund when incurred. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
f.	Distributions:
Each Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. The abrdn Focused U.S. Small Cap Active ETF expects to declare and distribute its net investment income, if any, to shareholders as dividends annually. The abrdn Emerging Markets Dividend Active ETF expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to improve index tracking, to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or to avoid a federal excise tax imposed on regulated investment companies (“RICs”). Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
g.	Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.
Each Fund recognizes interest and penalties related to tax items, including uncertain tax positions, within interest expense and other expenses respectively. No interest expense or penalties related to taxation have been recognized as of and for the six-month period ended April 30, 2025.
h.	Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.
2025 Semi-Annual Report	15

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

Emerging Markets Dividend Active ETF
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes Article 63 EU Tax Reclaims when it is more likely than not that the Fund will sustain its position that it is due.
As of April 30, 2025, the Fund has remaining Article 63 EU Tax Reclaims, primarily related to Germany and Spain. Certain of the outstanding Article 63 EU Tax Reclaims related to Germany and Spain are not deemed to meet the recognition criteria under U.S. GAAP as of April 30, 2025, and has not been recorded in the Fund’s respective net asset value. As of April 30, 2025, the total amount of outstanding reclaims (before the impact of interest, tax or additional costs incurred in the pursuit of such reclaims) filed with Germany and Spain represents approximately $2,797,232. The amount net of estimated taxes represent $1,608,408. Recognition of these amounts would have a positive impact on the Fund's performance.
The receipt of Article 63 EU reclaims from these jurisdictions also results in a tax liability to the shareholders to offset the tax benefits that shareholders received in the past. Such amounts are estimated based on a closing agreement template created by the IRS, which is applicable to all industry participants, in relation to the remittance by a fund of taxes due by its shareholders and paid on their behalf by the fund. The Fund accrues this tax liability which each intends to settle on behalf of the shareholders in accordance with U.S. GAAP.
As of April 30, 2025, an estimated tax amount has been accrued of $362,771 related to the reclaims received from France. This amount is reflected as Payable to IRS on behalf of shareholders related to Article 63 EU Tax reclaims on the accompanying Statements of Assets and Liabilities.
i.	Securities Lending:
Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian) ("State Street"), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the fair value of such collateral does not fall below 100% of the fair value of the portfolio securities so loaned.
Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.
The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks including the event of default or insolvency of the borrower and possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and, therefore, this amount is not presented on the Funds’ Statements of Investments.
For the six-month period ended April 30, 2025, no lending activity took place.
3.  Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 29, 2020, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated December 29, 2020, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
4.  Agreements and Transactions with Affiliates
a.	Investment Adviser:
Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Board.
16	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
Emerging Markets Dividend Active ETF	On all Assets	0.700%
Focused U.S. Small Cap Active ETF	On all Assets	0.650%
The Trust and Aberdeen have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the table below. For each Fund, this contractual limitation may not be terminated before February 28, 2027 without the approval of the Trustees who are not “interested persons” of the Trust, as such term is defined by the 1940 Act (the “Independent Trustees”). For each Fund this limit excludes certain expenses, including (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund's average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any.
Fund	Limit
Emerging Markets Dividend Active ETF	0.70%
Focused U.S. Small Cap Active ETF	0.70%
Reimbursements, if any, are settled with the Adviser monthly. Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by abrdn is not permitted.
As of April 30, 2025, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:
Fund	Amount Six Months Ended April 30, 2025 (Expires 4/30/28)	Total*
Emerging Markets Dividend Active ETF	$175,585	$175,585
Focused U.S. Small Cap Active ETF	96,998	96,998

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.	Fund Administration:
Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust’s average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.
c.	Distribution:
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9).
5.  Beneficial Fund Ownership
As of April 30, 2025, to the knowledge of a Funds, no holders beneficially held more than 25% of the shares outstanding of the Funds.
2025 Semi-Annual Report	17

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

6.  Investment Transactions
Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2025, were as follows:
Fund	Purchases	Sales
Emerging Markets Dividend Active ETF	$16,358,101	$22,681,263
Focused U.S. Small Cap Active ETF	100,070,563	13,071,888
7.  Issuance and Redemption of Fund Shares
Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units ("Creation Units"), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front-end sales load, no deferred sales charge and no redemption fee.
	abrdn Emerging Markets Dividend Active ETF		abrdn Focused U.S. Small Cap Active ETF
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Fund level:
Issued	3,675	–	3,841,619	–
Reinvested	57,216	–	–	–
Redeemed	(270,823)	–	(510,080)	–
Total Shares	(209,932)	–	3,331,539	–
Class A Shares:
Issued	–	17,873	–	78,520
Exchanged	–	(2,462,243)	–	(979,901)
Redeemed	–	(413,652)	–	(206,314)
Total Class A Shares	–	(2,858,022)	–	(1,107,695)
Class R Shares:
Issued	–	–	–	318,794
Exchanged	–	–	–	(33,523)
Redeemed	–	–	–	(701,950)
Total Class R Shares	–	–	–	(416,679)
Institutional Service Class Shares:
Issued	–	–	–	4,698
Exchanged	–	–	–	(8,508)
Redeemed	–	–	–	(33,510)
Total Institutional Service Class Shares	–	–	–	(37,320)
Institutional Class Shares:
Issued	–	19,424	–	214,643
Exchanged	–	2,378,099	–	916,823
Redeemed	–	(109,667)	–	(151,082)
18	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

	abrdn Emerging Markets Dividend Active ETF		abrdn Focused U.S. Small Cap Active ETF
	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six-Month Period Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Total Institutional Class Shares	–	2,287,856	–	980,384
Amounts listed as “–” are $0 or round to $0.
During the period, the Predecessor Fund of the abrdn Focused U.S.Small Cap Active ETF effected a 1-for-3 reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund, while maintaining the Fund's and each stockholder's aggregate net asset value.
A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the applicable Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the applicable Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund’s performance. Currently, the Funds only accept cash for the purchase or redemption of Creation Units.
Creation and Redemption Transaction Fees:
Fund	Transaction Fee	Maximun Transaction Fee
Emerging Markets Dividend Active ETF	$500	2%
Focused U.S. Small Cap Active ETF	150	2
8.  Portfolio Investment Risks
a.	Active Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
b.	Authorized Participants Risk
Only an authorized participant that has entered into an agreement with a Fund’s distributor (an “Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Funds have entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or for any reason be unable to create or redeem Shares and new APs not appointed in their place, Shares may trade at a discount to that Fund’s NAV and possibly face trading halts or delisting.
2025 Semi-Annual Report	19

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

c.	Cash Transactions Risk
Unlike certain ETFs, the abrdn Emerging Markets Dividend Active ETF may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.
d.	Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
e.	Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
f.	Dividend Strategy Risk
There is no guarantee that the issuers of the securities held by the abrdn Emerging Markets Dividend Active ETF will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. A Fund may hold securities for short periods of time related to the dividend payment periods for those securities and may experience loss during these periods. There is the possibility that the anticipated acceleration of dividend could not occur.
g.	Emerging Markets Risk
Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets (see “Foreign Securities Risk” below).
China Risk. Exposure to China and Hong Kong securities subjects the China A Shares Equity Fund to additional risks, and may make it significantly more volatile than more geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
China A Shares Risk. Trading in China A Shares through Stock Connect and the QFII Programs involves additional risks. Stock Connect is subject to a daily quota (the “Daily Quota”), which limits the maximum net purchases under Stock Connect each day and, as such, buy orders for China A Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell China A Shares regardless of the Daily Quota balance). Further, Stock Connect, which relies on the connectivity of the Shanghai or Shenzhen markets with Hong Kong, is subject to operational risk, regulations that are relatively untested and are subject to change, and extended market closures for holidays or otherwise. During an extended market closure, the Fund’s ability to trade in China A Shares will be impacted which may affect the Fund’s
20	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

performance. The QFII Programs are subject to the risk that the Adviser may have its QFII Programs license revoked or restricted with respect to the Fund or the Fund may be impacted by the rules, restrictions and quota limitations connected to reliance on a QFII Programs license.
India Risk. The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and a Fund, market conditions, and prices and yields of securities in a Fund’s portfolio. Economic growth in India is constrained by inadequate infrastructure, a cumbersome bureaucracy, corruption, labor market rigidities, regulatory and foreign investment controls, the “reservation” of key products for small-scale industries and high fiscal deficits. Changes in economic policies, or lack of movement toward economic liberalization, could negatively affect the general business and economic conditions in India, which could in turn affect a Fund’s investments. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market capitalizations of, and trading values on, Indian stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, a Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.
h.	ESG Integration Risk
To the extent ESG (Environmental, Social and Governance) factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.
i.	Equity Securities Risk
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).
j.	Focus Risk
The Focused U.S. Small Cap Active ETF invests a greater proportion of its assets in the securities of a smaller number of issuers and will be subject to greater volatility with respect to its investments than funds that invest in a larger number of securities.
k.	Foreign Currency Exposure Risk
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
l.	Foreign Securities Risk
Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of
2025 Semi-Annual Report	21

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
m.	Frontier Markets Risk
Frontier markets involve the same risks as emerging markets, but to a greater extent since they tend to be even smaller, less developed, and less accessible than other emerging markets.
n.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
o.	Liquidity Risk
A Fund may make investments that are, or may become, less liquid due to various factors, including general market conditions or conditions impacting the issuer of, or counterparty to, the investment. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be fewer trading opportunities available for the investments. Less liquid investments may have higher risks than more liquid investments. These risks may be magnified as interest rates rise or in other circumstances. If a Fund is forced to sell a less liquid investment to fund redemptions or to raise cash, it may be forced to sell the investment at a loss or for less than its fair value. Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.
p.	Market Risk
As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on an exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.
An ETF has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able and willing to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, while Fund Shares are listed for trading on an exchange, there can be no assurance that active trading markets for Fund Shares will be maintained by market makers or Authorized Participants.
Decisions by market makers or Authorized Participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the creation/redemption process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares.
q.	Market Trading Risk
There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares inthe public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased
22	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).
r.	Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies. Decisions by market makers or Authorized Participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the creation/redemption process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares.
s.	Other Investment Companies Risk
Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject a Fund to the risks that apply to the other investment company, including market and selection risk, and may increase a Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.
t.	Preferred Shares Risk
Preferred shares in which a Fund may invest represent equity or ownership interests in issuers that pay dividends at a specified rate and have precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share’s price when interest rates decline.
u.	REIT and Real Estate Risk
Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the Fund.
v.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information
2025 Semi-Annual Report	23

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
w.	Small-Cap Securities Risk
In general, securities of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer-term investment view and may not be appropriate for all investors. These risks may be exacerbated for micro-cap securities.
x.	Temporary Defensive Positions
Generally, each Fund will be fully invested in accordance with its investment objective and strategies; however, pending investment of cash balances or for other cash management purposes or if a Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents or other short-term obligations, including:
•	short-term U.S. Government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly; and
•	shares of money market funds.
The use of temporary defensive positions prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings. In addition, pending investment of cash balances or for other cash management purposes, a Fund may invest without limit in other instruments, including but not limited to, derivatives that provide exposure to markets or companies in which the Fund may invest and in shares of other investment companies that invest in securities.
y.	Trading Risk
Although Shares are listed for trading on Nasdaq (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Shares will trade with any volume, or at all, on any stock exchange.
z.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The ability to value a Fund's investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Please read the Funds' prospectuses for more detailed information regarding these and other risks.
9.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.
24	2025 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2025

10.  Tax Information
As of April 30, 2025, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Dividend Active ETF	$68,097,879	$7,425,170	$(4,360,917)	$3,064,253
Focused U.S. Small Cap Active ETF	99,539,556	3,930,034	(3,458,527)	471,507
11.  Line of Credit
The Trust, on behalf of each of the funds of the Trust (excluding the abrdn Emerging Markets Dividend Active ETF and abrdn Focused U.S. Small Cap Active ETF) (the “Borrowers”), has entered into an agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”), subject to annual renewal. The Agreement provides for a revolving credit facility (the“Credit Facility”) in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.
Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to (a) 10 basis points + (b) the higher of (i) the Federal Funds Rate on such date (not less than zero) plus one and one quarter of one percent (1.25%) or (ii) the Overnight Bank Funding Rate on such date plus one and one quarter of one percent (1.25%). In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period period ended April 30, 2025, the following table shows the average outstanding daily balance of the days the abrdn Emerging Markets Dividend Fund and abrdn Focused U.S. Small Cap Equity Fund utilized the Credit Facility and the average weighted interest rate paid by each Predecessor Fund during the six-month period ended April 30, 2025.
Effective with Fund reorganization the Funds were terminated from the Agreement.
Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Emerging Markets Dividend Fund	$200,157	5.84%	49
Focused U.S. Small Cap Equity Fund	-	-	-
Amounts listed as “–” are $0 or round to $0.
12.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Chief Financial Officer of the Funds act as the Fund’s CODM. The CODM monitors the operating results of the Funds as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
13.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2025.
2025 Semi-Annual Report	25

Changes in and Disagreement with Accountants for Open-End Management Investment Companies

Not applicable.
26	2025 Semi-Annual Report

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
2025 Semi-Annual Report	27

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to trustees, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Investment Advisory Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.
28	2025 Semi-Annual Report

Statement Regarding Basis of Approval for Investment Advisory Contract

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of abrdn Funds (the “Trust”) met at an in-person meeting on September 11, 2024 (the “Meeting”) to consider the approval of:  (i) the Investment Advisory Agreement between the Trust, on behalf of the abrdn Emerging Markets Dividend Active ETF (the “EM Active ETF”) and the abrdn Focused U.S. Small Cap Active ETF (the “US Active ETF,” together with the EM Active ETF, the “Funds,” and each a “Fund”) and abrdn Inc. (the “Adviser”) (the “Investment Advisory Agreement”); and (ii) the Sub-Advisory Agreement between the Adviser, abrdn Investments Limited (the “Sub-Adviser”) and the Trust with respect to the EM Active ETF (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”). The Adviser and the Sub-Adviser are referred to collectively herein as the “Advisers,” as applicable. In addition, the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) held a separate executive session with their independent counsel at the Meeting to review the materials provided and the relevant legal considerations.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement and the Sub-Advisory Agreement. These materials provided to the Board included, among other items: (i) memoranda and materials provided by the Adviser, describing the services to be provided to the Funds by the Adviser and the Sub-Adviser; (ii) information about the expected profitability of the Advisory Agreements to the Advisers; and (iii) a memorandum from independent trustee counsel on the responsibilities of the Board in considering for approval the Advisory Agreements under the 1940 Act and Delaware law. The Board, including the Independent Trustees, also considered other matters such as (i) the Advisers’ financial condition; (ii) the performance of the abrdn Emerging Markets Dividend Fund (the “EM Mutual Fund”) and the abrdn Focused U.S. Small Cap Equity Fund (the “US Mutual Fund” and, together with the EM Mutual Fund, the “Predecessor Funds”), two series of the Trust advised by the Advisers that would be converted into the Funds, as compared to a peer group of comparable funds; (iii) the Funds’ investment objective and strategies; (iv) the Advisers’ investment personnel and operations; (v) arrangements relating to the distribution of the Funds’ shares and related costs; (vi) the proposed allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use, if any, of “soft dollars” to pay Fund expenses and to pay for research and other similar services; (vii) the resources devoted to, and the record of compliance by, other funds of the Trust, including the Predecessor Funds, with the investment policies and restrictions, policies on personal securities transactions and other compliance policies; (viii) any “fall-out” benefits to the Advisers and their affiliates  (i.e., ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust); and (ix) possible conflicts of interest on the part of the Advisers or their affiliates.  The Board also considered the nature, extent and quality of the services to be provided to the Funds by the Advisers’ affiliates.  Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Advisers. The Trustees noted that they had received material in relation to their approval of the investment advisory arrangements with respect to the Predecessor Funds at their June 2024 quarterly meeting, that the investment strategies and techniques of each Fund would remain the same as those of the respective Predecessor Fund, and that the portfolio management teams and support personnel of the Predecessor Funds would continue to service the Funds following the conversion.
At the Meeting, the Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement between the Funds and the Adviser for an initial two-year period and the Sub-Advisory Agreement among the Trust, Adviser and Sub-Adviser with respect to the EM Active ETF for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of services to be provided by the Advisers; (b) the investment performance of the Predecessor Funds, the Advisers and the Advisers’ portfolio management; (c) the advisory fees, if any, and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors. In considering whether to approve the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative in reaching their decision.  Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Agreements:
The nature, extent and quality of the services to be provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, as applicable, to the Funds and the resources that would be dedicated to the Funds by the Adviser and its affiliates. The Board considered, among other things, the Advisers’ investment experience and the management of the Predecessor Funds. The Board also considered the background and experience of the senior management personnel of the Adviser and the Sub-Adviser, and the qualifications, background and responsibilities of the portfolio managers to be primarily responsible for the day-to-day portfolio management services for the Funds. The Board also considered the allocation of responsibilities among the Advisers. The Trustees considered not only the advisory services to be provided by the Adviser and, as applicable, the Sub-Adviser to the Funds, but also the administrative services to be provided by the Adviser to the Funds under a separate administration agreement. The Adviser’s role in overseeing the Sub-Adviser in the management of the EM Active ETF and coordinating the activities of the Trust’s other service providers for the Funds was also considered. The Board also considered that it receives information on a regular basis from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures, and that it had received information from the Trust’s Chief Compliance Officer regarding the Sub-Adviser’s compliance policies and procedures. The Board also considered the Adviser’s risk management processes. The Board also took into account its knowledge of management and the quality of the performance of management’s duties through Board meetings, discussion and reports during the preceding year in connection with the other funds in the Trust, including the Predecessor Funds.
2025 Semi-Annual Report	29

Statement Regarding Basis of Approval for Investment Advisory Contract  (concluded)

After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided supported the approval of the Agreements.
Investment Performance and the Advisers’ Portfolio Management. Because the Funds is newly formed, the Board did not consider the investment performance of the Funds. The Board reviewed the performance of the Predecessor Funds, and noted that the performance had been sufficient to approve the continuation of the Advisory Agreements with respect to the Predecessor Funds.  The Board also based its review of Advisers’ performance on the experience of each Adviser and its affiliates in managing other registered investment companies and private funds, noting that other funds managed by the Advisers might have investment objectives, policies or restrictions different from those of the Funds. The Board also considered the experience, resources and strengths of the Advisers with respect to the investment strategies proposed for the Funds.  Based on these factors, the Trustees determined that the Advisers would be appropriate investment advisers for the Funds.
The costs of the services provided and profits to be realized by the Advisers and their affiliates from the relationships with the Funds. The Trustees considered the fees to be charged to each Fund for advisory services as well as the projected total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of each Fund’s net management fee and total expense level to those of its expense peer group and information about the advisory fees charged by the Adviser and its affiliates to any separately managed accounts with a similar strategy, including the fees charged to the Predecessor Funds. In considering the fees charged to any comparable accounts, the Trustees considered, among other things, management’s discussion of the different objectives, policies or restrictions that may be involved in managing the different types of accounts. In evaluating the Funds’ advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management proposed for the Funds.  The Trustees noted that the advisory fees to be charged to each Fund were equal to or lower than the fees of the respective Predecessor Fund.
The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with each Fund, pursuant to which the Adviser agreed to reimburse certain expenses as a means of limiting the respective Fund’s total annual operating expenses for a period of time. The Trustees also noted that the Adviser had agreed to enter into an expense limitation agreement with respect to each Fund until at least February 28, 2027.
The Trustees also considered the compensation that would be directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by the Adviser as to its expected profitability. The Trustees also considered information about the allocation of expenses used to calculate profitability.
After reviewing these and related factors, including taking into account management’s discussion regarding Fund expenses, the Board concluded that the costs of the services to be provided by and the profits to be realized by the Advisers were reasonable and supported the approval of the Advisory Agreements.
Economies of Scale.  The Adviser provided the Board with information concerning the extent to which economies of scale would be realized as the Funds grew. The Adviser presented information to show that the fees were set at a level that is competitive relative to comparable funds of an anticipated size and complexity. The Trustees noted that the Funds do not have breakpoints, but that each Fund would be subject to an expense limitation.  The Board considered that the funds in the Aberdeen fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the Funds to incur lower expenses than they would otherwise as stand-alone entities. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.
Other Factors. The Board also took into account other ancillary or “fall out” benefits that the Advisers or their affiliates may derive from its relationship with the Funds, both tangible and intangible.
After reviewing these and related factors, the Board concluded that the advisory fee and sub-advisory fee structures were reasonable and reflect economies of scale being shared between the Funds and the Adviser, and supported approval of the Advisory Agreement with respect to the Funds and the Sub-Advisory Agreement with respect to the EM Active ETF.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements would be in the best interest of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements for an initial two-year period.
30	2025 Semi-Annual Report

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
https://www.aberdeeninvestments.com/en-us

(b)	Included in the response to Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in the response to Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in response to Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2025, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Funds

By:	/s/ Alan Goodson

Alan Goodson

Principal Executive Officer of abrdn Funds

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson

Alan Goodson

Principal Executive Officer of abrdn Funds

Date: July 7, 2025

By:	/s/ Michael Marsico

Michael Marsico

Principal Financial Officer of abrdn Funds

Date: July 7, 2025